UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-03363

Exact name of registrant as specified in charter:	Delaware Group® Limited-Term Government Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2019

Item 1. Reports to Stockholders

Annual report

Fixed income mutual fund

Delaware Limited-Term Diversified Income Fund

December 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 523-1918. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Limited-Term Diversified Income Fund at delawarefunds.com/literature.

Manage your account online

•	Check your account balance and transactions

•	View statements and tax forms

•	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Fund is governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2019, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Portfolio management review Delaware Limited-Term Diversified Income Fund	January 7, 2020 (Unaudited)

Performance preview (for the year ended December 31, 2019)
Delaware Limited-Term Diversified Income Fund (Institutional Class shares)	1-year return	+4.67%
Delaware Limited-Term Diversified Income Fund (Class A shares)	1-year return	+4.51%
Bloomberg Barclays 1–3 Year US Government/Credit Index (benchmark)	1-year return	+4.03%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Limited-Term Diversified Income Fund, please see the table on page 4.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

Please see page 7 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

The investment objective of the Fund is to seek maximum total return, consistent with reasonable risk.

Market review

The major theme of the Fund’s fiscal year was the great monetary policy pivot. As 2019 began, the US Federal Reserve was contemplating four additional rate hikes, adding to the increases implemented in 2018. It soon became apparent, however, that further hikes were untenable. The US economy, though among the strongest globally, was no longer able to sustain a 10-year interest rate above 3% or a federal funds rate in the mid-2% range.

As 2019 began, US economic indicators started to flash yellow while global financial conditions were flashing red. At the end of 2018, a sharp drop in liquidity led to a dramatic widening of credit spreads – the difference between yields on corporate bonds and yields on Treasury securities – and a significant decline in equities, reflecting the ongoing unhealthy dependence of asset prices on monetary policy. By mid-2019, there were other signs of an impending global slowdown as well, including corporate earnings’ deceleration, the continuing US-China trade dispute, and ongoing unease around Brexit. The growing number of populist uprisings, including those in Latin American nations, Hong Kong, and Lebanon, was also significant. All of this contributed to a rise in global unease.

This prompted the Fed and central banks in Australia, Europe, and the United Kingdom to shift to a more accommodative monetary policy. In the US, after signaling a hold on further rate hikes early in 2019, the Fed terminated quantitative tightening and balance-sheet reductions. Three interest rate cuts of 0.25 percentage points each followed in August, September, and October.

Within the Fund

For its fiscal year ended Dec. 31, 2019, Delaware Limited-Term Diversified Income Fund outperformed its benchmark, the Bloomberg Barclays 1–3 Year US Government/Credit Index. The Fund’s Institutional Class shares gained 4.67%. The Fund’s Class A shares advanced 4.51% at net asset value and 1.64% at maximum offer price (both returns reflect all distributions reinvested). For the same period, the Fund’s benchmark gained 4.03%. Complete annualized performance for Delaware Limited-Term Diversified Income Fund is shown in the table on page 4.

The Fund entered the year with a barbell positioning – a strategy that involves purchasing both short- and long-term bonds in an attempt to seek better risk adjusted returns. The anchor on the short end contained about 35% of the Fund’s

1

Portfolio management review

Delaware Limited-Term Diversified Income Fund

assets in floating-rate securities, primarily in asset-backed securities. Much of those asset-backed floaters were prime consumer receivables at the top of the capital structure in auto loans and consumer credit card loans. That anchor allows the Fund to own other, somewhat more volatile, securities – particularly corporate credit – on the long end of the barbell. Because they are further out on the yield curve, they provide the opportunity to pick up income while allowing the Fund to maintain a similar duration overall to the benchmark. We believe this enables a potential yield advantage over the benchmark without taking additional interest rate risk relative to the benchmark.

Early in the year, the Fund, by design, had three times as much exposure to corporate credit as the benchmark. This overweighting to credit risk was favorable as the Fed pivoted to a more accommodative monetary policy as it supported riskier assets. The Fund’s curve position was also positive since it was beneficial to be further up the yield curve within corporate credit.

As the year progressed, valuations became less attractive. Accordingly, about halfway through the year, we reduced the Fund’s corporate credit exposure from three times to two times that of the benchmark and maintained our yield advantage over the benchmark. We waited for market dynamics to shift and valuations to approach what we felt was close to their full potential before repositioning holdings, as we believed the Fund was positioned well for the Fed’s pivot.

The biggest driver of the Fund’s relative performance was our overweight to corporate credit during a year in which investors embraced risk assets. Within corporate credit, our overweight to financials, particularly banking, added to relative performance, compounded by strong security selection within the corporate sector.

Our floating rate positions were major detractors from the Fund’s relative performance, as these positions produced lower-than-benchmark returns. But because the Fund uses the sector as a barbell anchor, we were willing to trade off lower yields there in exchange for potentially much higher returns elsewhere. The Fund’s position in mortgage-backed securities (MBS) also detracted. We had some interest-only securities and short-end securities in place as protection in case rates rose. However, rates didn’t rise, and these securities performed quite poorly, dragging down the Fund’s overall performance within mortgages. Because mortgages are an out-of-benchmark sector and underperformed the benchmark, that allocation also detracted from performance.

When we assess market risks, we consider that geopolitical concerns, including the 2020 US election, are likely to be a factor, along with persistent weak global growth. Corporate credit exposure also involves some risk, in part because we’re still at full valuations. To offset that to a certain extent, the Fund is maintaining high-quality duration within its Treasury holdings.

As needed, we can shift assets from corporate bonds to longer-term Treasurys. Within Treasurys, we can extend a number of shorter floating-rate securities further out while doing the reverse within corporate credit, bringing down duration there as an offset. Because we don’t want duration or interest rate movement to determine how the Fund performs, we remain close to the benchmark on duration. That allows security selection within corporate credit and mortgages to drive our performance going forward. We believe that is where we can possibly gain a yield advantage without taking additional interest rate risk relative to the benchmark.

Although there certainly are risks ahead in corporate credit, we remain confident in our allocation. If the market experiences heightened volatility, we believe we can expect the Fed to support risk assets. We believe that opportunities remain within corporate credit, particularly in higher-quality issues. For example, because banks

2

are highly regulated, they are less exposed to event risk. Overall, the Fund is much closer to neutral on a market value basis, as it has become harder to find value within corporate credit.

During 2019, the Fund used financial futures and high yield credit default swaps. We used financial futures to manage duration, which fluctuated regularly throughout the year. The Fund used high yield credit default swaps to offset some of its high yield and bank loan exposure. As a hedge, credit default swaps averaged about 8% to 10% of the Fund’s allocation throughout the year, while the Fund’s high yield and bank loan exposure averaged about 12%. Although the high yield credit default swaps detracted from Fund performance by about 65 basis points, the net effect was just 5 basis points after considering the positive returns generated by high yield bonds and bank loans. (A basis point equals one hundredth of a percentage point.)

3

Performance summary Delaware Limited-Term Diversified Income Fund	December 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 523-1918 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through December 31, 2019

	1 year	5 year	10 year	Lifetime
Class A (Est. Nov. 24, 1985)
Excluding sales charge	+4.51%	+1.70%	+1.68%	+4.63%
Including sales charge	+1.64%	+1.14%	+1.40%	+4.54%
Class C (Est. Nov. 28, 1995)
Excluding sales charge	+3.63%	+0.84%	+0.84%	+2.84%
Including sales charge	+2.63%	+0.84%	+0.84%	+2.84%
Class R (Est. June 2, 2003)
Excluding sales charge	+4.27%	+1.37%	+1.34%	+2.40%
Including sales charge	+4.27%	+1.37%	+1.34%	+2.40%
Institutional Class (Est. June 1, 1992)
Excluding sales charge	+4.67%	+1.85%	+1.85%	+3.95%
Including sales charge	+4.67%	+1.85%	+1.85%	+3.95%
Class R6 (Est. May 1, 2017)
Excluding sales charge	+4.74%	–	–	+1.88%
Including sales charge	+4.74%	–	–	+1.88%
Bloomberg Barclays 1–3 Year US Government/Credit Index	+4.03%	+1.67%	+1.54%	+3.84%*

*The benchmark lifetime return is for Institutional Class share comparison only and is calculated using the last business day in the month of the Fund’s Institutional Class inception date.

1 Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 6. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. This fee was contractually limited to 0.15% of average daily net assets from Jan. 1, 2019 through Dec. 31, 2019.* Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

4

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual 12b-1 fee of 1.00% of average daily net assets. Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Class R shares are available only for certain retirement plan products. They are sold without a sales charge and have an annual 12b-1 fee of 0.50% of average daily net assets.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds. The high yield secondary market is particularly susceptible to liquidity problems when institutional investors, such as mutual funds and certain other financial institutions, temporarily stop buying bonds for regulatory, financial, or other reasons. In addition, a less liquid secondary market makes it more difficult for the Fund to obtain precise valuations of the high yield securities in its portfolio.

An investment in asset-backed securities may involve risks. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets.

Mortgage-backed securities are fixed income securities that represent pools of mortgages, with investors receiving principal and interest payments as the underlying mortgage loans are paid back. Many are issued and guaranteed against default by the US government or its agencies or instrumentalities, such as Freddie Mac, Fannie Mae, and Ginnie Mae. Others are issued by private financial institutions, with some fully collateralized by certificates issued or guaranteed by the US government or its agencies or instrumentalities.

If and when the Fund invests in forward foreign currency contracts or uses other investments to hedge against currency risks, the Fund will be subject to special risks, including counterparty risk.

The Fund may invest in derivatives, which may involve additional expenses and are subject to risk, including the risk that an underlying security or securities index moves in the opposite direction from what the portfolio manager anticipated. A derivatives transaction depends upon the counterparties’ ability to fulfill their contractual obligations.

International investments entail risks not ordinarily associated with US investments including fluctuation in currency values, differences in accounting principles, or economic or political instability in other nations. Investing in emerging markets can be riskier than investing in established foreign markets due to increased volatility and lower trading volume.

Diversification may not protect against market risk.

LIBOR risk is the risk that potential changes related to the use of the London Interbank

5

Performance summary

Delaware Limited-Term Diversified Income Fund

Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

* The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.39% of the Fund’s average daily net assets for all share classes other than Class R6, and 0.32% of the Fund’s Class R6 shares’ average daily net assets from Jan. 1, 2019 to Dec. 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios. Additionally, the Fund’s distributer, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund’s Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Jan. 1, 2019 through Dec. 31, 2019.**

Fund expense ratios	Class A	Class C	Class R	Institutional Class	Class R6
Total annual operating expenses
(without fee waivers)	0.94%	1.69%	1.19%	0.69%	0.62%
Net expenses (including fee waivers, if any)	0.54%	1.39%	0.89%	0.39%	0.32%
Type of waiver	Contractual	Contractual	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020 for all classes.

**The aggregate contractual waiver period was from May 1, 2018 through April 30, 2020.

6

Performance of a $10,000 investment1

Average annual total returns from Dec. 31, 2009 through Dec. 31, 2019

For the period beginning Dec. 31, 2009 through Dec. 31, 2019	Starting value	Ending value
Delaware Limited-Term Diversified Income	$10,000	$12,010
Fund — Institutional Class shares
Bloomberg Barclays 1–3 Year US Government/Credit Index	$10,000	$11,654
Delaware Limited-Term Diversified Income	$9,725	$11,494
Fund — Class A shares

1The “Performance of a $10,000 investment” graph assumes $10,000 invested in Institutional Class and Class A shares of the Fund on Dec. 31, 2009, and includes the effect of a 2.75% front-end sales charge (for Class A shares) and the reinvestment of all distributions. The graph does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 6. Please note additional details on pages 4 through 8.

The graph also assumes $10,000 invested in the Bloomberg Barclays 1–3 Year US Government/Credit Index as of Dec. 31, 2009. The Bloomberg Barclays 1–3 Year US Government/Credit Index is a market value-weighted index of government fixed-rate debt securities and investment grade US and foreign fixed-rate debt securities with average maturities of one to three years.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

7

Performance summary

Delaware Limited-Term Diversified Income Fund

	Nasdaq symbols	CUSIPs
Class A	DTRIX	245912308
Class C	DTICX	245912704
Class R	DLTRX	245912803
Institutional Class	DTINX	245912506
Class R6	DLTZX	245912886

8

Disclosure of Fund expenses

For the six-month period from July 1, 2019 to December 31, 2019 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2019 to Dec. 31, 2019.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

9

Disclosure of Fund expenses

For the six-month period from July 1, 2019 to December 31, 2019 (Unaudited)

Delaware Limited-Term Diversified Income Fund

Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	7/1/19	12/31/19	Expense Ratio	7/1/19 to 12/31/19*
Actual Fund return†
Class A	$1,000.00	$1,013.50	0.54%	$2.74
Class C	1,000.00	1,009.10	1.39%	7.04
Class R	1,000.00	1,012.90	0.89%	4.52
Institutional Class	1,000.00	1,014.20	0.39%	1.98
Class R6	1,000.00	1,014.60	0.32%	1.62
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,022.48	0.54%	$2.75
Class C	1,000.00	1,018.20	1.39%	7.07
Class R	1,000.00	1,020.72	0.89%	4.53
Institutional Class	1,000.00	1,023.24	0.39%	1.99
Class R6	1,000.00	1,023.59	0.32%	1.63

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of the investment companies (Underlying Funds) in which it invests. The table above does not reflect the expenses of the Underlying Funds.

10

Security type / sector allocation

Delaware Limited-Term Diversified Income Fund	As of December 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Agency Asset-Backed Securities	0.00%
Agency Collateralized Mortgage Obligations	4.70%
Agency Commercial Mortgage-Backed Securities	0.35%
Agency Mortgage-Backed Securities	10.94%
Collateralized Debt Obligation	0.27%
Corporate Bonds	36.71%
Banking	13.55%
Basic Industry	2.49%
Capital Goods	1.43%
Communications	3.76%
Consumer Cyclical	0.86%
Consumer Non-Cyclical	3.02%
Electric	4.99%
Energy	2.73%
Finance Companies	1.56%
Healthcare	0.38%
Insurance	0.32%
Natural Gas	0.15%
Real Estate	0.10%
Services	0.17%
Technology	0.84%
Transportation	0.36%
Loan Agreements	2.62%
Non-Agency Asset-Backed Securities	26.32%
Non-Agency Collateralized Mortgage Obligations	0.64%
Non-Agency Commercial Mortgage-Backed Security	0.02%
Sovereign Bonds	0.99%
Supranational Banks	1.18%
US Treasury Obligations	6.72%
Preferred Stock	0.36%
Short-Term Investments	10.12%
Total Value of Securities	101.94%
Liabilities Net of Receivables and Other Assets	(1.94%)
Total Net Assets	100.00%

11

Schedule of investments
Delaware Limited-Term Diversified Income Fund	December 31, 2019

	Principal amount°	Value (US $)

Agency Asset-Backed Securities – 0.00%

Fannie Mae REMIC Trust
Series 2001-W2 AS5 6.473% 10/25/31 f	50	$51
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ◆•	3,574	3,689

Total Agency Asset-Backed Securities (cost $3,786)		3,740

Agency Collateralized Mortgage Obligations – 4.70%

Fannie Mae Grantor Trust
Series 2001-T5 A2 6.979% 6/19/41 •	19,927	22,536
Fannie Mae Interest Strip
Series 419 C3 3.00% 11/25/43 ∑	53,476	8,832
Fannie Mae REMICs
Series 2011-105 FP 2.192% (LIBOR01M + 0.40%, Cap 6.50%, Floor 0.40%) 6/25/41 •	1,289,881	1,288,443
Series 2012-128 NP 2.50% 11/25/42	474,969	457,996
Series 2013-4 PL 2.00% 2/25/43	76,000	68,977
Series 2013-28 YB 3.00% 4/25/43	1,550,000	1,584,224
Series 2013-52 ZA 3.00% 6/25/43	227,563	222,083
Series 2013-71 ZA 3.50% 7/25/43	309,995	322,461
Series 2015-31 ZD 3.00% 5/25/45	483,031	485,795
Series 2015-89 EZ 3.00% 12/25/45	70,069	67,543
Series 2016-61 ML 3.00% 9/25/46	61,000	61,176
Series 2016-80 JZ 3.00% 11/25/46	152,917	152,697
Series 2016-101 ZP 3.50% 1/25/47	101,059	103,623
Series 2017-16 UW 3.00% 7/25/45	1,225,000	1,263,095
Series 2017-40 GZ 3.50% 5/25/47	39,516	41,078
Series 2017-67 BZ 3.00% 9/25/47	16,086	15,774
Series 2017-94 CZ 3.50% 11/25/47	34,517	35,290
Series 2017-99 DZ 3.50% 12/25/47	97,873	99,033
Freddie Mac REMICs
Series 3067 FA 2.09% (LIBOR01M + 0.35%, Cap 7.00%, Floor 0.35%) 11/15/35 •	1,582,619	1,575,526
Series 3800 AF 2.24% (LIBOR01M + 0.50%, Cap 7.00%, Floor 0.50%) 2/15/41 •	957,809	959,593
Series 4015 MY 3.50% 3/15/42	90,000	94,507
Series 4197 LZ 4.00% 4/15/43	326,257	355,895
Series 4210 Z 3.00% 5/15/43	868,358	852,051
Series 4531 PZ 3.50% 11/15/45	151,095	156,055
Series 4623 YT 2.50% 3/15/46	1,442,246	1,425,331
Series 4625 PZ 3.00% 6/15/46	37,384	37,179
Series 4643 QI 3.50% 9/15/45 ∑	1,591,532	180,004
Series 4650 JG 3.00% 11/15/46	1,997,000	2,002,830
Series 4657 JZ 3.50% 2/15/47	24,290	24,826

12

	Principal amount°	Value (US $)

Agency Collateralized Mortgage Obligations (continued)

Freddie Mac REMICs
Series 4695 OZ 3.00% 6/15/47	612,181	$605,528
Freddie Mac Structured Pass Through Certificates
Series T-54 2A 6.50% 2/25/43 ◆	627	730
Series T-58 2A 6.50% 9/25/43 ◆	401,708	452,616
GNMA
Series 2013-26 KD 2.50% 2/16/43	870,000	850,726
Series 2013-113 LY 3.00% 5/20/43	17,000	17,497
Series 2015-74 CI 3.00% 10/16/39 ∑	194,491	15,919
Series 2015-142 AI 4.00% 2/20/44 ∑	30,560	2,602
Series 2015-185 PZ 3.00% 12/20/45	863,533	861,890
Series 2016-49 PZ 3.00% 11/16/45	245,547	239,746
Series 2016-160 VZ 2.50% 11/20/46	32,401	30,049
Series 2017-19 AY 3.00% 2/20/47	30,000	31,343
Series 2017-36 ZC 3.00% 3/20/47	194,374	192,092
Series 2017-52 LE 3.00% 1/16/47	474,000	487,433
Series 2017-56 GZ 3.50% 4/20/47	15,368	16,226
Series 2017-88 PB 3.00% 1/20/47	304,000	314,329
Series 2017-163 KH 3.50% 3/20/44	455,000	465,346
Series 2017-180 MJ 3.00% 12/20/47	298,000	299,850
Series 2018-1 QG 3.00% 6/20/47	829,072	850,153
Series 2018-1 QH 3.00% 12/20/47	466,373	459,711

Total Agency Collateralized Mortgage Obligations (cost $19,161,603)		20,158,239

Agency Commercial Mortgage-Backed Securities – 0.35%

FREMF Mortgage Trust
Series 2011-K15 B 144A 4.961% 8/25/44 #•	95,000	98,434
Series 2014-K717 B 144A 3.63% 11/25/47 #•	245,000	250,114
Series 2014-K717 C 144A 3.63% 11/25/47 #•	80,000	81,295
Series 2016-K722 B 144A 3.843% 7/25/49 #•	430,000	444,616
NCUA Guaranteed Notes Trust
Series 2011-C1 2A 2.243% (LIBOR01M + 0.53%, Cap 8.00%, Floor 0.53%) 3/9/21 •	616,486	616,296

Total Agency Commercial Mortgage-Backed Securities (cost $1,484,947)		1,490,755

Agency Mortgage-Backed Securities – 10.94%

Fannie Mae S.F. 30 yr
3.00% 9/1/47	2,651,635	2,705,798
3.00% 7/1/49	2,257,826	2,290,003
3.50% 6/1/49	836,824	859,713
4.50% 11/1/47	582,103	633,671
4.50% 9/1/48	3,424,644	3,669,881
4.50% 11/1/49	1,727,720	1,822,917

13

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)

Fannie Mae S.F. 30 yr
5.00% 1/1/40	46,841	$52,168
5.50% 4/1/33	53,911	60,020
5.50% 6/1/33	49,850	55,599
5.50% 10/1/33	21,131	22,727
5.50% 12/1/33	210,882	237,298
5.50% 2/1/34	95,468	107,449
5.50% 9/1/34	132,007	146,272
5.50% 8/1/37	272,941	307,111
5.50% 1/1/38	277,753	312,475
5.50% 7/1/41	46,097	51,721
5.50% 5/1/44	4,985,845	5,600,328
5.50% 8/1/48	77,914	85,480
6.00% 6/1/41	469,388	538,095
6.00% 7/1/41	5,423,811	6,217,646
6.00% 1/1/42	297,252	340,786
Fannie Mae S.F. 30 yr TBA
3.00% 1/1/50	2,682,000	2,718,347
3.50% 1/1/49	2,351,000	2,417,182
5.00% 1/1/50	5,911,000	6,319,872
Freddie Mac ARM
4.555% (LIBOR12M + 1.93%, Cap 10.015%, Floor 1.93%) 8/1/38 •	6,659	6,860
Freddie Mac S.F. 30 yr
3.00% 12/1/48	2,342,178	2,389,951
4.50% 8/1/48	2,060,592	2,200,758
5.00% 12/1/44	1,716,222	1,892,947
5.50% 1/1/34	32,285	36,328
5.50% 6/1/34	285,903	316,461
5.50% 6/1/35	75,998	85,549
5.50% 7/1/37	114,123	128,195
5.50% 8/1/37	102,216	114,748
5.50% 10/1/37	98,802	110,921
5.50% 7/1/38	206,026	233,435
5.50% 11/1/38	203,597	230,296
5.50% 4/1/40	39,793	43,499
5.50% 6/1/41	241,217	270,958
6.00% 5/1/39	30,298	34,996
6.00% 7/1/40	1,126,817	1,292,522

Total Agency Mortgage-Backed Securities (cost $45,918,727)		46,960,983

14

	Principal amount°	Value (US $)

Collateralized Debt Obligation – 0.27%

AMMC CLO
Series 2015-16A XR 144A 3.051% (LIBOR03M + 1.05%) 4/14/29 #•	1,140,000	$1,139,943

Total Collateralized Debt Obligation (cost $1,140,000)		1,139,943

Corporate Bonds – 36.71%

Banking – 13.55%
Banco de Bogota 144A 5.375% 2/19/23 #	500,000	529,793
Banco de Credito del Peru 144A 2.70% 1/11/25 #	415,000	413,444
Banco de Credito e Inversiones 144A 4.00% 2/11/23 #	200,000	207,111
Banco do Brasil 3.875% 10/10/22	215,000	219,685
Banco Santander 3.50% 4/11/22	1,600,000	1,643,520
Banco Santander Mexico 144A 4.125% 11/9/22 #	150,000	156,189
Banistmo 144A 3.65% 9/19/22 #	200,000	202,564
Bank of America
2.456% 10/22/25 µ	815,000	820,238
2.936% (LIBOR03M + 1.00%) 4/24/23 •	700,000	708,039
3.458% 3/15/25 µ	580,000	605,772
5.625% 7/1/20	645,000	656,890
Bank of Georgia 144A 6.00% 7/26/23 #	200,000	211,428
BBVA Bancomer 144A 6.75% 9/30/22 #	304,000	331,524
BBVA USA 2.875% 6/29/22	3,200,000	3,245,221
Citibank 3.165% 2/19/22 µ	2,430,000	2,461,635
Citizens Bank 2.629% (LIBOR03M + 0.72%) 2/14/22 •	2,480,000	2,494,652
Citizens Financial Group 2.85% 7/27/26	1,545,000	1,573,698
Commonwealth Bank of Australia 2.40% 11/2/20	2,420,000	2,431,334
Credit Suisse Group 144A 2.593% 9/11/25 #µ	985,000	988,410
Emirates NBD Bank 3.25% 11/14/22	300,000	306,910
Export Credit Bank of Turkey 144A 5.375% 2/8/21 #	300,000	305,175
Fifth Third Bancorp
2.375% 1/28/25	305,000	305,414
3.65% 1/25/24	1,145,000	1,207,209
Goldman Sachs Group 6.00% 6/15/20	2,295,000	2,335,687
Huntington National Bank
2.50% 8/7/22	480,000	485,244
3.125% 4/1/22	1,110,000	1,134,720
ICICI Bank 3.25% 9/9/22	320,000	324,564
Itau Unibanco Holding 144A 5.50% 8/6/22 #	200,000	211,564
JPMorgan Chase & Co. 4.023% 12/5/24 µ	4,240,000	4,521,329
KEB Hana Bank 144A 3.375% 1/30/22 #	500,000	511,642
KeyBank
2.40% 6/9/22	250,000	252,589
3.18% 5/22/22	1,335,000	1,361,821

15

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Banking (continued)
Kookmin Bank 144A 2.875% 3/25/23 #	200,000	$203,308
Morgan Stanley
3.124% (LIBOR03M + 1.22%) 5/8/24 •	1,605,000	1,634,475
3.737% 4/24/24 µ	435,000	454,627
5.00% 11/24/25	125,000	140,791
5.50% 1/26/20	2,330,000	2,334,987
PNC Bank 2.201% (LIBOR03M + 0.31%) 6/10/21 •	3,875,000	3,876,853
Popular 6.125% 9/14/23	500,000	539,583
QNB Finance 3.50% 3/28/24	330,000	342,012
Regions Financial
2.75% 8/14/22	370,000	376,624
3.80% 8/14/23	290,000	306,984
Royal Bank of Scotland Group 8.625%µy	1,660,000	1,797,905
Truist Bank 2.636% 9/17/29 µ	765,000	764,698
Truist Financial
2.70% 1/27/22	2,785,000	2,823,029
3.75% 12/6/23	700,000	742,097
Turkiye Garanti Bankasi 144A 5.25% 9/13/22 #	235,000	239,786
UBS Group
144A 2.65% 2/1/22 #	640,000	646,520
144A 3.00% 4/15/21 #	2,700,000	2,736,111
US Bank
2.05% 10/23/20	450,000	450,613
3.40% 7/24/23	360,000	376,068
USB Capital IX 3.50% (LIBOR03M + 1.02%)y•	4,195,000	3,677,001
Zions Bancorp 3.35% 3/4/22	505,000	518,128

		58,147,215

Basic Industry – 2.49%
BMC East 144A 5.50% 10/1/24 #	500,000	521,457
Chemours
6.625% 5/15/23	500,000	502,957
7.00% 5/15/25	100,000	100,959
CSN Resources 144A 7.625% 2/13/23 #	250,000	267,024
Equate Petrochemical 144A 3.00% 3/3/22 #	265,000	266,713
First Quantum Minerals
144A 7.00% 2/15/21 #	66,000	66,289
144A 7.25% 5/15/22 #	500,000	503,240
Georgia-Pacific 144A 5.40% 11/1/20 #	3,090,000	3,176,029
Gold Fields Orogen Holdings BVI 144A 5.125% 5/15/24 #	250,000	267,521
Hudbay Minerals 144A 7.25% 1/15/23 #	750,000	779,843
Joseph T Ryerson & Son 144A 11.00% 5/15/22 #	500,000	528,747
Kraton Polymers 144A 7.00% 4/15/25 #	250,000	258,203

16

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Basic Industry (continued)
New Enterprise Stone & Lime 144A 10.125% 4/1/22 #	500,000	$530,781
Novolipetsk Steel Via Steel Funding DAC 144A 4.50% 6/15/23 #	250,000	264,813
Petkim Petrokimya Holding 144A 5.875% 1/26/23 #	250,000	251,813
Phosagro OAO Via Phosagro Bond Funding DAC 144A 3.95% 11/3/21 #	205,000	210,489
Sasol Financing USA 5.875% 3/27/24	200,000	216,529
Sociedad Quimica y Minera de Chile 144A 3.625% 4/3/23 #	200,000	204,283
Steel Dynamics 5.50% 10/1/24	475,000	489,303
Syngenta Finance
144A 3.933% 4/23/21 #	620,000	630,593
144A 4.441% 4/24/23 #	200,000	208,865
TPC Group 144A 10.50% 8/1/24 #	250,000	252,396
Vedanta Resources 144A 7.125% 5/31/23 #	205,000	202,113

		10,700,960

Capital Goods – 1.43%
Bombardier 144A 6.00% 10/15/22 #	500,000	501,100
General Electric
2.271% (LIBOR03M + 0.38%) 5/5/26 •	280,000	266,129
5.55% 5/4/20	2,175,000	2,198,492
Roper Technologies 2.35% 9/15/24	1,140,000	1,146,749
United Technologies 2.30% 5/4/22	1,805,000	1,819,140
Zekelman Industries 144A 9.875% 6/15/23 #	200,000	210,375

		6,141,985

Communications – 3.76%
AT&T 3.067% (LIBOR03M + 1.18%) 6/12/24 •	1,600,000	1,628,808
Baidu 3.875% 9/29/23	500,000	521,686
CCO Holdings 5.75% 9/1/23	100,000	102,167
Clear Channel Worldwide Holdings 144A 9.25% 2/15/24 #	426,000	472,683
Comcast
2.631% (LIBOR03M + 0.63%) 4/15/24 •	1,848,000	1,867,723
2.65% 2/1/30	60,000	60,242
CommScope 144A 5.50% 3/1/24 #	500,000	522,293
Crown Castle International 5.25% 1/15/23	735,000	798,529
CSC Holdings 6.75% 11/15/21	750,000	808,875
Fox 144A 4.03% 1/25/24 #	2,280,000	2,430,672
GTH Finance 144A 6.25% 4/26/20 #	500,000	501,697
GTP Acquisition Partners I 144A 2.35% 6/15/20 #	520,000	520,141
IHS Netherlands Holdco 144A 7.125% 3/18/25 #	200,000	211,400
Level 3 Financing 144A 3.875% 11/15/29 #	750,000	757,013
Ooredoo International Finance 144A 5.00% 10/19/25 #	200,000	223,541

17

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Communications (continued)
Sirius XM Radio
144A 3.875% 8/1/22 #	500,000	$511,871
144A 4.625% 7/15/24 #	250,000	263,021
Sprint 7.875% 9/15/23	750,000	829,061
Sprint Spectrum 144A 4.738% 3/20/25 #	450,000	477,853
Time Warner Entertainment 8.375% 3/15/23	1,795,000	2,118,864
Turk Telekomunikasyon 144A 4.875% 6/19/24 #	200,000	199,750
VTR Finance 144A 6.875% 1/15/24 #	300,000	307,375

		16,135,265

Consumer Cyclical – 0.86%
El Puerto de Liverpool 144A 3.95% 10/2/24 #	200,000	206,335
General Motors Financial
3.45% 4/10/22	1,195,000	1,222,224
4.15% 6/19/23	1,085,000	1,141,717
JD.com 3.125% 4/29/21	200,000	201,566
Kia Motors 144A 3.00% 4/25/23 #	200,000	202,236
Prime Security Services Borrower
144A 5.25% 4/15/24 #	500,000	530,043
144A 9.25% 5/15/23 #	158,000	165,999

		3,670,120

Consumer Non-Cyclical – 3.02%
AbbVie
144A 2.60% 11/21/24 #	355,000	357,433
144A 2.95% 11/21/26 #	415,000	421,845
Alcon Finance 144A 2.75% 9/23/26 #	1,610,000	1,640,464
Anheuser-Busch InBev Worldwide 4.15% 1/23/25	2,965,000	3,227,709
Cigna
2.891% (LIBOR03M + 0.89%) 7/15/23 •	2,055,000	2,067,332
3.75% 7/15/23	420,000	440,548
CK Hutchison International 17 144A 2.875% 4/5/22 #	275,000	277,982
CVS Health 3.35% 3/9/21	1,599,000	1,625,593
DP World Crescent 144A 3.908% 5/31/23 #	200,000	207,288
Global Payments
2.65% 2/15/25	535,000	537,541
3.20% 8/15/29	650,000	664,266
Kernel Holding 144A 8.75% 1/31/22 #	235,000	254,142
Keurig Dr Pepper 3.551% 5/25/21	715,000	730,358
Prestige Brands 144A 6.375% 3/1/24 #	250,000	260,521
Teva Pharmaceutical Finance Netherlands III 6.00% 4/15/24	250,000	253,521

		12,966,543

18

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Electric – 4.99%
AEP Texas 2.40% 10/1/22	1,930,000	$1,947,631
Ameren 2.70% 11/15/20	3,665,000	3,685,151
Arizona Public Service 2.20% 1/15/20	2,517,000	2,517,028
Azure Power Energy 144A 5.50% 11/3/22 #	215,000	219,736
Cleveland Electric Illuminating 5.50% 8/15/24	1,430,000	1,634,637
CLP Power Hong Kong Financing 2.875% 4/26/23	200,000	202,339
Duke Energy
1.80% 9/1/21	1,050,000	1,049,051
4.875%µy	570,000	598,600
Entergy 4.00% 7/15/22	1,050,000	1,095,934
Entergy Louisiana 4.05% 9/1/23	1,125,000	1,196,136
IPALCO Enterprises 3.45% 7/15/20	710,000	713,219
ITC Holdings 2.70% 11/15/22	1,570,000	1,589,707
NRG Energy 144A 3.75% 6/15/24 #	935,000	966,806
NV Energy 6.25% 11/15/20	2,460,000	2,546,849
State Grid Overseas Investment 2016 144A 2.25% 5/4/20 #	500,000	499,983
Vistra Operations 144A 3.55% 7/15/24 #	950,000	962,533

		21,425,340

Energy – 2.73%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	200,000	230,895
Continental Resources 3.80% 6/1/24	630,000	651,706
Crestwood Midstream Partners 6.25% 4/1/23	500,000	511,043
Energy Transfer Operating 4.25% 3/15/23	500,000	522,318
Exxon Mobil 2.019% 8/16/24	970,000	973,057
Genesis Energy 6.75% 8/1/22	500,000	505,890
Greenko Mauritius 144A 6.25% 2/21/23 #	210,000	216,152
Marathon Oil 2.80% 11/1/22	675,000	686,230
Murphy Oil 6.875% 8/15/24	500,000	528,543
Occidental Petroleum
2.90% 8/15/24	475,000	482,847
3.50% 8/15/29	260,000	265,261
Oil and Gas Holding 144A 7.625% 11/7/24 #	215,000	250,105
ONEOK 7.50% 9/1/23	1,655,000	1,931,707
Petrobras Global Finance 6.25% 3/17/24	260,000	291,909
Petroleos Mexicanos 4.625% 9/21/23	130,000	136,034
Sabine Pass Liquefaction 5.75% 5/15/24	725,000	808,708
Saudi Arabian Oil 144A 2.875% 4/16/24 #	250,000	253,726
Schlumberger Holdings 144A 3.75% 5/1/24 #	1,155,000	1,216,988
Sinopec Group Overseas Development 2018 144A 2.50% 8/8/24 #	245,000	246,100
Tecpetrol 144A 4.875% 12/12/22 #	210,000	213,837

19

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Energy (continued)
Transocean 144A 9.00% 7/15/23 #	500,000	$529,167
Tullow Oil 144A 6.25% 4/15/22 #	250,000	226,187
YPF 144A 42.875% (BADLARPP + 4.00%) 7/7/20 #•	195,000	49,286

		11,727,696

Finance Companies – 1.56%
AerCap Ireland Capital 3.65% 7/21/27	1,275,000	1,313,460
Aviation Capital Group
144A 2.875% 1/20/22 #	605,000	609,304
144A 4.375% 1/30/24 #	920,000	969,380
Avolon Holdings Funding
144A 3.95% 7/1/24 #	1,240,000	1,293,754
144A 4.375% 5/1/26 #	130,000	137,481
BOC Aviation 144A 2.375% 9/15/21 #	400,000	398,980
China Overseas Finance Cayman V 3.95% 11/15/22	205,000	211,706
International Lease Finance 8.625% 1/15/22	1,080,000	1,215,125
SURA Asset Management 144A 4.875% 4/17/24 #	500,000	538,963

		6,688,153

Healthcare – 0.38%
Encompass Health 5.125% 3/15/23	250,000	255,104
HCA 7.50% 2/15/22	250,000	276,695
HCA Healthcare 6.25% 2/15/21	500,000	522,375
Tenet Healthcare 8.125% 4/1/22	500,000	554,015

		1,608,189

Insurance – 0.32%
AIA Group 3.125% 3/13/23	210,000	214,179
AXA Equitable Holdings 3.90% 4/20/23	1,095,000	1,147,483

		1,361,662

Natural Gas – 0.15%
CenterPoint Energy Resources 4.50% 1/15/21	630,000	642,214

		642,214

Real Estate – 0.10%
Arabian Centres Sukuk 144A 5.375% 11/26/24 #	200,000	206,126
Kaisa Group Holdings 144A 11.95% 10/22/22 #	220,000	229,764

		435,890

Services – 0.17%
GFL Environmental 144A 5.375% 3/1/23 #	500,000	516,250
Shimao Property Holdings 6.125% 2/21/24	200,000	213,743

		729,993

Technology – 0.84%
Apple 2.05% 9/11/26	75,000	74,452
Intel 2.45% 11/15/29	440,000	438,693

20

	Principal amount°	Value (US $)

Corporate Bonds (continued)

Technology (continued)
International Business Machines 3.00% 5/15/24	935,000	$968,802
Microchip Technology
3.922% 6/1/21	250,000	255,701
4.333% 6/1/23	1,265,000	1,336,583
Micron Technology 4.975% 2/6/26	485,000	538,405

		3,612,636

Transportation – 0.36%
Adani Ports & Special Economic Zone 144A 3.375% 7/24/24 #	235,000	236,556
ASG Finance Designated Activity 144A 7.875% 12/3/24 #	217,000	211,308
Avis Budget Car Rental 5.50% 4/1/23	88,000	89,797
DAE Funding
144A 5.00% 8/1/24 #	45,000	47,359
144A 5.25% 11/15/21 #	500,000	519,875
Latam Finance 144A 6.875% 4/11/24 #	400,000	423,438

		1,528,333

Total Corporate Bonds (cost $155,172,000)		157,522,194

Loan Agreements – 2.62%

Acrisure Tranche B 1st Lien 6.195% (LIBOR03M + 4.25%) 11/22/23 •	489,975	490,955
Air Medical Group Holdings Tranche B 1st Lien 5.035% (LIBOR01M + 3.25%) 4/28/22	77,905	76,420
Applied Systems 2nd Lien 3/31/20 X	250,000	251,276
AssuredPartners Tranche B 1st Lien 5.299% (LIBOR01M + 3.50%) 10/22/24 •	529,488	531,738
Atotech Alpha 3 Tranche B1 1st Lien 3/31/20 X	1,312,371	1,317,839
Berry Global Tranche W 3.715% (LIBOR01M + 2.00%) 10/1/22 •	500,000	502,634
Blue Ribbon 1st Lien 5.902% (LIBOR03M + 4.00%) 11/15/21 •	266,671	230,704
Builders FirstSource 1st Lien 4.799% (LIBOR01M + 3.00%) 2/29/24 •	55,992	56,257
Charter Communications Operating Tranche B2 3.55% (LIBOR01M + 1.75%) 2/1/27 •	494,972	498,722
Gardner Denver Tranche B 1st Lien 4.549% (LIBOR01M + 2.75%) 7/30/24 •	208,267	209,807
Mission Broadcasting Tranche B3 1st Lien 3.941% (LIBOR01M + 2.25%) 1/2/20 •	204,792	205,710
Nexstar Broadcasting Tranche B3 1st Lien 4.055% (LIBOR01M + 2.25%) 1/30/20 •	1,030,633	1,035,250
ON Semiconductor Tranche B4 1st Lien 3.799% (LIBOR01M + 2.00%) 9/16/26 •	1,098,311	1,107,613

21

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Loan Agreements (continued)

Russell Investments US Institutional Holdco Tranche B 1st Lien 5.049% (LIBOR01M + 3.25%) 6/1/23	1,806,608	$1,810,447
Sprint Communications Tranche B 1st Lien 4.313% (LIBOR01M + 2.50%) 2/2/24 •	2,431,250	2,415,279
Summit Midstream Partners Holdings Tranche B 1st Lien 7.799% (LIBOR01M + 6.00%) 5/13/22 •	494,875	486,215

Total Loan Agreements (cost $10,810,307)		11,226,866

Non-Agency Asset-Backed Securities – 26.32%

American Express Credit Account Master Trust
Series 2017-2 A 2.19% (LIBOR01M + 0.45%) 9/16/24 •	270,000	271,300
Series 2017-5 A 2.12% (LIBOR01M + 0.38%) 2/18/25 •	575,000	576,818
Series 2018-5 A 2.08% (LIBOR01M + 0.34%) 12/15/25 •	3,744,000	3,742,887
Series 2018-6 A 3.06% 2/15/24	1,145,000	1,165,566
Series 2018-7 A 2.10% (LIBOR01M + 0.36%) 2/17/26 •	1,300,000	1,299,496
Series 2019-2 A 2.67% 11/15/24	10,000,000	10,172,493
ARI Fleet Lease Trust
Series 2018-B A2 144A 3.22% 8/16/27 #	829,813	837,044
BA Credit Card Trust
Series 2017-A1 A1 1.95% 8/15/22	4,000,000	4,000,400
Series 2018-A3 A3 3.10% 12/15/23	700,000	712,999
Barclays Dryrock Issuance Trust
Series 2017-1 A 2.07% (LIBOR01M + 0.33%, Floor 0.33%) 3/15/23 •	2,810,000	2,811,846
BMW Floorplan Master Owner Trust
Series 2018-1 A2 144A 2.06% (LIBOR01M + 0.32%) 5/15/23 #•	1,500,000	1,502,219
Cabela’s Credit Card Master Note Trust
Series 2015-1A A1 2.26% 3/15/23	500,000	500,205
CarMax Auto Owner Trust
Series 2018-1 A2B 1.89% (LIBOR01M + 0.15%) 5/17/21 •	27,294	27,294
Chase Issuance Trust
Series 2016-A3 A3 2.29% (LIBOR01M + 0.55%) 6/15/23 •	6,350,000	6,389,305
Series 2017-A1 A 2.04% (LIBOR01M + 0.30%) 1/15/22 •	905,000	905,118
Series 2017-A2 A 2.14% (LIBOR01M + 0.40%) 3/15/24 •	1,300,000	1,303,406
Series 2018-A1 A1 1.94% (LIBOR01M + 0.20%) 4/17/23 •	1,500,000	1,501,496

22

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Chesapeake Funding II
Series 2017-4A A2 144A 2.08% (LIBOR01M + 0.34%) 11/15/29 #•	925,032	$924,403
Citibank Credit Card Issuance Trust
Series 2016-A3 A3 2.20% (LIBOR01M + 0.49%) 12/7/23 •	4,270,000	4,295,163
Series 2017-A7 A7 2.08% (LIBOR01M + 0.37%) 8/8/24 •	11,900,000	11,930,606
Series 2018-A1 A1 2.49% 1/20/23	4,334,000	4,363,534
Series 2018-A2 A2 2.095% (LIBOR01M + 0.33%) 1/20/25 •	7,700,000	7,701,542
CNH Equipment Trust
Series 2019-A A2 2.96% 5/16/22	1,019,228	1,023,369
Discover Card Execution Note Trust
Series 2017-A7 A7 2.10% (LIBOR01M + 0.36%) 4/15/25 •	4,965,000	4,965,242
Series 2018-A2 A2 2.07% (LIBOR01M + 0.33%) 8/15/25 •	4,000,000	3,997,741
Series 2018-A3 A3 1.97% (LIBOR01M + 0.23%, Floor 0.23%) 12/15/23 •	2,465,000	2,467,187
Ford Credit Auto Owner Trust
Series 2017-C A3 2.01% 3/15/22	100,436	100,483
Ford Credit Floorplan Master Owner Trust A
Series 2015-2 A2 2.31% (LIBOR01M + 0.57%, Floor 0.57%) 1/15/22 •	1,470,000	1,470,191
Series 2017-1 A1 2.07% 5/15/22	1,030,000	1,030,166
Series 2017-1 A2 2.16% (LIBOR01M + 0.42%) 5/15/22 •	400,000	400,326
Series 2017-2 A2 2.09% (LIBOR01M + 0.35%, Floor 0.62%) 9/15/22 •	1,000,000	1,000,705
Great American Auto Leasing
Series 2019-1 A2 144A 2.97% 6/15/21 #	1,096,791	1,101,213
HOA Funding
Series 2014-1A A2 144A 4.846% 8/20/44 #	237,175	237,215
Hyundai Auto Lease Securitization Trust
Series 2018-A A3 144A 2.81% 4/15/21 #	589,282	590,834
Hyundai Auto Receivables Trust
Series 2019-B A2 1.93% 7/15/22	750,000	749,997
Invitation Homes Trust
Series 2018-SFR1 A 144A 2.437% (LIBOR01M + 0.70%) 3/17/37 #•	1,265,685	1,255,029
Mercedes-Benz Auto Lease Trust
Series 2019-B A2 2.01% 12/15/21	360,000	360,220

23

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Mercedes-Benz Master Owner Trust
Series 2017-BA A 144A 2.16% (LIBOR01M + 0.42%) 5/16/22 #•	3,540,000	$3,543,593
Series 2018-BA A 144A 2.08% (LIBOR01M + 0.34%) 5/15/23 #•	1,200,000	1,201,486
MMAF Equipment Finance
Series 2015-AA A5 144A 2.49% 2/19/36 #	1,687,414	1,698,067
Navistar Financial Dealer Note Master Owner Trust II
Series 2018-1 A 144A 2.422% (LIBOR01M + 0.63%, Floor 0.63%) 9/25/23 #•	330,000	330,545
Nissan Master Owner Trust Receivables
Series 2017-C A 2.06% (LIBOR01M + 0.32%) 10/17/22 •	890,000	890,606
Series 2019-B A 2.17% (LIBOR01M + 0.43%) 11/15/23 •	300,000	300,447
PFS Financing
Series 2018-A A 144A 2.14% (LIBOR01M + 0.40%) 2/17/22 #•	240,000	239,815
Series 2018-E A 144A 2.19% (LIBOR01M + 0.45%) 10/17/22 #•	910,000	910,131
Tesla Auto Lease Trust
Series 2018-B A 144A 3.71% 8/20/21 #	1,305,990	1,322,922
Series 2019-A A2 144A 2.13% 4/20/22 #	2,600,000	2,598,838
Towd Point Mortgage Trust
Series 2015-5 A1B 144A 2.75% 5/25/55 #•	231,135	230,948
Series 2015-6 A1B 144A 2.75% 4/25/55 #•	298,621	298,671
Toyota Auto Receivables Owner Trust
Series 2018-C A2B 1.86% (LIBOR01M + 0.12%) 8/16/21 •	440,416	440,309
Trafigura Securitisation Finance
Series 2017-1A A1 144A 2.59% (LIBOR01M + 0.85%) 12/15/20 #•	3,410,000	3,413,325
Series 2018-1A A1 144A 2.47% (LIBOR01M + 0.73%) 3/15/22 #•	200,000	199,481
Verizon Owner Trust
Series 2016-2A A 144A 1.68% 5/20/21 #	37,364	37,356
Series 2017-3A A1A 144A 2.06% 4/20/22 #	392,674	392,803
Series 2017-3A A1B 144A 2.035% (LIBOR01M + 0.27%) 4/20/22 #•	3,671,502	3,673,099
Series 2019-B A1B 2.215% (LIBOR01M + 0.45%) 12/20/23 •	800,000	802,146
Volkswagen Auto Loan Enhanced Trust
Series 2018-1 A2B 1.945% (LIBOR01M + 0.18%) 7/20/21 •	119,188	119,191

24

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)

Volvo Financial Equipment Master Owner Trust
Series 2017-A A 144A 2.24% (LIBOR01M + 0.50%) 11/15/22 #•	2,000,000	$2,004,554
Wheels SPV 2
Series 2018-1A A2 144A 3.06% 4/20/27 #	589,595	592,772

Total Non-Agency Asset-Backed Securities (cost $112,743,640)		112,926,163

Non-Agency Collateralized Mortgage Obligations – 0.64%

GSMPS Mortgage Loan Trust
Series 1998-2 A 144A 7.75% 5/19/27 #•	23,700	23,764
JPMorgan Mortgage Trust
Series 2014-IVR6 2A4 144A 2.50% 7/25/44 #•	455,000	454,645
Sequoia Mortgage Trust
Series 2014-2 A4 144A 3.50% 7/25/44 #•	206,584	209,680
Silverstone Master Issuer
Series 2018-1A 1A 144A 2.356% (LIBOR03M + 0.39%) 1/21/70 #•	2,040,000	2,033,574
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR5 2A1 5.188% 4/25/36 •	46,403	45,875

Total Non-Agency Collateralized Mortgage Obligations (cost $2,746,207)		2,767,538

Non-Agency Commercial Mortgage-Backed Security – 0.02%

DB-UBS Mortgage Trust
Series 2011-LC1A C 144A 5.702% 11/10/46 #•	100,000	102,367

Total Non-Agency Commercial Mortgage-Backed Security (cost $110,844)		102,367

Sovereign Bonds – 0.99%Δ

Costa Rica – 0.06%
Costa Rica Government International Bond 144A 4.25% 1/26/23 #	250,000	251,979

		251,979

Croatia – 0.05%
Croatia Government International Bond 144A 5.50% 4/4/23 #	200,000	220,878

		220,878

Dominican Republic – 0.05%
Dominican Republic International Bond 144A 7.50% 5/6/21 #	200,000	208,002

		208,002

25

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

Egypt – 0.10%
Egypt Government International Bond 144A 5.577% 2/21/23 #	400,000	$419,240

		419,240

Ghana – 0.05%
Ghana Government International Bond 144A 7.875% 8/7/23 #	200,000	220,148

		220,148

Indonesia – 0.07%
Indonesia Government International Bond 144A 3.375% 4/15/23 #	310,000	319,649

		319,649

Kenya – 0.05%
Kenya Government International Bond 144A 6.875% 6/24/24 #	200,000	216,982

		216,982

Mongolia – 0.05%
Development Bank of Mongolia 144A 7.25% 10/23/23 #	200,000	211,990

		211,990

Nigeria – 0.06%
Nigeria Government International Bond 5.625% 6/27/22	250,000	260,648

		260,648

Republic of Korea – 0.12%
Export-Import Bank of Korea 2.682% (LIBOR03M + 0.78%) 6/1/23 •	500,000	505,723

		505,723

Saudi Arabia – 0.06%
Kingdom of Saudi Arabia Sukuk 144A 2.894% 4/20/22 #	250,000	254,343

		254,343

Senegal – 0.05%
Senegal Government International Bond 144A 6.25% 7/30/24 #	200,000	221,967

		221,967

Sri Lanka – 0.06%
Sri Lanka Government International Bond 144A 5.75% 4/18/23 #	250,000	247,246

		247,246

Turkey – 0.05%
Hazine Mustesarligi Varlik Kiralama 144A 4.251% 6/8/21 #	200,000	201,431

		201,431

26

	Principal amount°	Value (US $)

Sovereign BondsΔ (continued)

Ukraine – 0.06%
Ukraine Government International Bond 144A 7.75% 9/1/20 #	250,000	$257,703

		257,703

Uzbekistan – 0.05%
Republic of Uzbekistan Bond 144A 4.75% 2/20/24 #	200,000	212,700

		212,700

Total Sovereign Bonds (cost $4,141,123)		4,230,629

Supranational Banks – 1.18%

Banque Ouest Africaine de Developpement 144A 5.50% 5/6/21 #	500,000	519,120
International Bank for Reconstruction & Development 2.20% 9/23/22	4,550,000	4,550,494

Total Supranational Banks (cost $5,079,500)		5,069,614

US Treasury Obligations – 6.72%

US Treasury Floating Rate Note 1.826% (USBMMY3M + 0.30%) 10/31/21 •	8,750,000	8,766,297
US Treasury Notes
1.50% 9/30/24	6,265,000	6,207,984
1.50% 11/30/24	4,290,000	4,251,773
1.625% 8/15/29	9,885,000	9,624,196

Total US Treasury Obligations (cost $29,021,493)		28,850,250

	Number of shares

Preferred Stock – 0.36%

Morgan Stanley 5.55% µ	1,180,000	1,203,683
USB Realty 144A 3.148% (LIBOR03M + 1.147%)#•	400,000	345,608

Total Preferred Stock (cost $1,490,000)		1,549,291

Short-Term Investments – 10.12%

Money Market Mutual Funds – 3.15%
BlackRock FedFund – Institutional Shares (seven-day effective yield 1.52%)	2,705,313	2,705,313
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 1.49%)	2,705,313	2,705,313
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 1.51%)	2,705,313	2,705,313
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 1.48%)	2,705,313	2,705,313

27

Schedule of investments

Delaware Limited-Term Diversified Income Fund

	Number of shares	Value (US $)

Short-Term Investments (continued)

Money Market Mutual Funds (continued)
State Street Institutional US Government Money Market Fund – Investor Class (seven-day effective yield 1.45%)	2,705,313	$2,705,313

		13,526,565

	Principal amount°
US Treasury Obligation – 6.97%≠
US Treasury Bill 1.25% 1/31/20	29,895,000	29,885,622

		29,885,622

Total Short-Term Investments (cost $43,353,378)		43,412,187

Total Value of Securities – 101.94% (cost $432,377,555)		$437,410,759

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2019, the aggregate value of Rule 144A securities was $80,413,779, which represents 18.74% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”

t

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

≠	The rate shown is the effective yield at the time of purchase.

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Δ	Securities have been classified by country of origin.

µ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at Dec. 31, 2019. Rate will reset at a future date.

∑	Interest only security. An interest only security is the interest only portion of a fixed income security, which is separated and sold individually from the principal portion of the security.

y	No contractual maturity date.

•

Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at Dec. 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their description above.

X	This loan will settle after Dec. 31, 2019, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.

f	Step coupon bond. Stated rate in effect at Dec. 31, 2019 through maturity date.

28

The following futures and swap contracts were outstanding at Dec. 31, 2019:1

Futures Contracts

Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
(125)	US Treasury 5 yr Notes	$(14,826,172)	$(14,864,348)	3/31/20	$38,176	$—	$2,929
151	US Treasury 5 yr Notes	17,910,016	17,965,819	3/31/20	—	(55,803)	(3,538)
(68)	US Treasury 10 yr Notes	(8,732,688)	(8,806,895)	3/20/20	74,207	—	7,437
84	US Treasury 10 yr Notes	10,787,438	10,879,520	3/20/20	—	(92,082)	(9,187)

Total Futures Contracts			$5,174,096		$112,383	$(147,885)	$(2,359)

Swap Contracts

CDS Contracts2

Reference Obligation/ Termination Date/ Payment Frequency	Notional Amount[3]	Annual Protection Payments	Value	Upfront Payments Paid (Received)	Unrealized Depreciation[4]	Variation Margin Due from (Due to) Brokers
Centrally Cleared/Protection Purchased:
CDX.NA.HY.33[5] 12/20/24-Quarterly	34,650,000	5.00%	$ (3,338,954)	$ (2,005,539)	$ (1,333,415)	$ 29,047

The use of futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the CDS agreement.

29

Schedule of investments

Delaware Limited-Term Diversified Income Fund

3Notional amount shown is stated in USD unless noted that the swap is denominated in another currency.

4Unrealized appreciation (depreciation) does not include periodic interest payments on swap contracts accrued daily in the amount of $131,869.

5Markit’s CDX.NA.HY.33 Index, is composed of 100 liquid North American entities with high yield credit ratings that trade in the CDS market. Credit-quality rating are measured on a scale that generally ranges from BB (highest) to B (lowest).

Summary of abbreviations:

ARM – Adjustable Rate Mortgage

BADLARPP – Argentina Term Deposit Rate

CDS – Credit Default Swap

CDX.NA.HY – Credit Default Swap Index North American High-Yield

CLO – Collateralized Loan Obligation

DAC – Designated Activity Company

DB – Deutsche Bank

FREMF – Freddie Mac Multifamily

GNMA – Government National Mortgage Association

GSMPS – Goldman Sachs Reperforming Mortgage Securities

ICE – Intercontinental Exchange

LIBOR – London Interbank Offered Rate

LIBOR01M – ICE LIBOR USD 1 Month

LIBOR03M – ICE LIBOR USD 3 Month

LIBOR06M – ICE LIBOR USD 6 Month

LIBOR12M – ICE LIBOR USD 12 Month

NCUA – National Credit Union Administration

REMIC – Real Estate Mortgage Investment Conduit

S.F. – Single Family

TBA – To be announced

USBMMY3M – US Treasury 3 Month Bill Money Market Yield

USD – US Dollar

yr – Year

See accompanying notes, which are an integral part of the financial statements.

30

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Statement of assets and liabilities

Delaware Limited-Term Diversified Income Fund	December 31, 2019

Assets:
Investments, at value[1]	$437,410,759
Cash	476,264
Cash collateral due from brokers	1,544,605
Receivable for securities sold	7,002,557
Dividends and interest receivable	2,398,441
Receivable for fund shares sold	703,026
Variation margin due from broker on centrally cleared credit default swap contracts	29,047

Total assets	449,564,699

Liabilities:
Payable for securities purchased	19,166,134
Payable for fund shares redeemed	683,196
Distribution payable	282,492
Other accrued expenses	172,769
Swap payments payable	57,224
Distribution fees payable to affiliates	50,788
Investment management fees payable to affiliates	45,985
Audit and tax fees payable	6,450
Trustees’ fees and expenses payable to affiliates	4,455
Dividend disbursing and transfer agent fees and expenses payable to affiliates	3,184
Variation margin due to broker on futures contracts	2,359
Accounting and administration expenses payable to affiliates	1,570
Legal fees payable to affiliates	690
Reports and statements to shareholders expenses payable to affiliates	205

Total liabilities	20,477,501

Total Net Assets	$429,087,198

Net Assets Consist of:
Paid-in capital	$470,419,268
Total distributable earnings (loss)	(41,332,070)

Total Net Assets	$429,087,198

32

Net Asset Value
Class A:
Net assets	$137,797,880
Shares of beneficial interest outstanding, unlimited authorization, no par	16,652,767
Net asset value per share	$8.27
Sales charge	2.75%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$8.50

Class C:
Net assets	$36,976,681
Shares of beneficial interest outstanding, unlimited authorization, no par	4,472,086
Net asset value per share	$8.27

Class R:
Net assets	$1,586,584
Shares of beneficial interest outstanding, unlimited authorization, no par	191,717
Net asset value per share	$8.28

Institutional Class:
Net assets	$249,667,127
Shares of beneficial interest outstanding, unlimited authorization, no par	30,178,862
Net asset value per share	$8.27

Class R6:
Net assets	$3,058,926
Shares of beneficial interest outstanding, unlimited authorization, no par	370,002
Net asset value per share	$8.27
_____________________
[1]Investments, at cost	$432,377,555

See accompanying notes, which are an integral part of the financial statements.

33

Statement of operations

Delaware Limited-Term Diversified Income Fund	Year ended December 31, 2019

Investment Income:
Interest	$13,892,984
Dividends	318,896

14,211,880

Expenses:
Management fees	2,276,891
Distribution expenses – Class A	360,419
Distribution expenses – Class C	507,246
Distribution expenses – Class R	10,914
Dividend disbursing and transfer agent fees and expenses	422,602
Accounting and administration expenses	121,685
Registration fees	114,660
Reports and statements to shareholders expenses	81,987
Audit and tax fees	55,974
Legal fees	43,250
Trustees’ fees and expenses	27,182
Custodian fees	16,945
Other	79,921

4,119,676
Less waived distribution expenses – Class A	(144,168)
Less expenses waived	(1,456,683)
Less expenses paid indirectly	(7,872)

Total operating expenses	2,510,953

Net Investment Income	11,700,927

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(1,289,887)
Futures contracts	1,216,182
Swap contracts	(1,908,310)

Net realized loss	(1,982,015)

Net change in unrealized appreciation (depreciation) of:
Investments	12,789,707
Futures contracts	(208,139)
Swap contracts	(1,997,175)

Net change in unrealized appreciation (depreciation)	10,584,393

Net Realized and Unrealized Gain	8,602,378

Net Increase in Net Assets Resulting from Operations	$20,303,305

See accompanying notes, which are an integral part of the financial statements.

34

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Statements of changes in net assets

Delaware Limited-Term Diversified Income Fund

	Year ended

	12/31/19	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,700,927	$14,711,973
Net realized loss	(1,982,015)	(13,191,315)
Net change in unrealized appreciation (depreciation)	10,584,393	(8,643,535)

Net increase (decrease) in net assets resulting from operations	20,303,305	(7,122,877)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(3,576,198)	(6,605,068)
Class C	(880,688)	(1,121,084)
Class R	(48,543)	(65,255)
Institutional Class	(6,691,457)	(6,331,954)
Class R6	(57,680)	(41,385)

Return of capital:
Class A	(519,147)	(761,808)
Class C	(139,416)	(291,854)
Class R	(5,977)	(12,483)
Institutional Class	(940,821)	(1,091,278)
Class R6	(11,535)	(7,400)

	(12,871,462)	(16,329,569)

Capital Share Transactions:
Proceeds from shares sold:
Class A	37,064,126	61,557,245
Class C	5,434,688	8,161,913
Class R	512,146	608,932
Institutional Class	120,185,353	109,538,773
Class R6	2,152,082	68,905

36

	Year ended

	12/31/19	12/31/18
Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	$3,877,071	$6,812,577
Class C	941,340	1,279,319
Class R	52,149	74,280
Institutional Class	6,700,166	6,239,630
Class R6	67,441	48,142

	176,986,562	194,389,716

Cost of shares redeemed:
Class A	(73,497,716)	(272,066,900)
Class C	(34,653,775)	(31,692,028)
Class R	(1,768,338)	(1,625,580)
Institutional Class	(121,919,642)	(131,705,570)
Class R6	(816,717)	(58,305)

	(232,656,188)	(437,148,383)

Decrease in net assets derived from capital share transactions	(55,669,626)	(242,758,667)

Net Decrease in Net Assets	(48,237,783)	(266,211,113)

Net Assets:
Beginning of year	477,324,981	743,536,094

End of year	$429,087,198	$477,324,981

See accompanying notes, which are an integral part of the financial statements.

37

Financial highlights

Delaware Limited-Term Diversified Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[3]
Ratio of expenses to average net assets prior to fees waived[3]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

[3]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

38

		Year ended
12/31/19	12/31/18	12/31/17	12/31/16	12/31/15
$8.14	$8.46	$8.48	$8.43	$8.52

0.21	0.20	0.16	0.12	0.11
0.15	(0.29)	0.02	0.08	(0.06)

0.36	(0.09)	0.18	0.20	0.05

(0.20)	(0.19)	(0.15)	(0.14)	(0.13)
(0.03)	(0.04)	(0.05)	(0.01)	(0.01)

(0.23)	(0.23)	(0.20)	(0.15)	(0.14)

$8.27	$8.14	$8.46	$8.48	$8.43

4.51%	(1.08% )	2.11%	2.42%	0.62%

$137,798	$168,003	$382,353	$437,803	$439,310
0.54%	0.60%	0.74%	0.81%	0.83%
0.96%	0.95%	0.94%	0.92%	0.93%
2.58%	2.46%	1.95%	1.36%	1.29%
2.16%	2.11%	1.75%	1.25%	1.19%
123%	130%	151%	124%	94%

39

Financial highlights

Delaware Limited-Term Diversified Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

[3]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

40

			Year ended
12/31/19	12/31/18		12/31/17	12/31/16	12/31/15
$8.14	$8.45		$8.47	$8.42	$8.52

0.14	0.13		0.09	0.04	0.04
0.15	(0.28)		0.02	0.09	(0.07)

0.29	(0.15)		0.11	0.13	(0.03)

(0.13)	(0.12)		(0.08)	(0.07)	(0.06)
(0.03)	(0.04)		(0.05)	(0.01)	(0.01)

(0.16)	(0.16)		(0.13)	(0.08)	(0.07)

$8.27	$8.14		$8.45	$8.47	$8.42

3.63% [3]	(1.80%	)[3]	1.25% [3]	1.55% [3]	(0.35% )

$36,977	$64,324		$89,456	$120,011	$141,739
1.39%	1.45%		1.59%	1.66%	1.68%
1.71%	1.70%		1.69%	1.67%	1.68%
1.73%	1.61%		1.10%	0.51%	0.44%
1.41%	1.36%		1.00%	0.50%	0.44%
123%	130%		151%	124%	94%

41

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[3]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

42

			Year ended

12/31/19	12/31/18		12/31/17	12/31/16	12/31/15

$8.14	$8.46		$8.48	$8.43	$8.52

0.18	0.18		0.14	0.09	0.08
0.16	(0.30)		0.01	0.08	(0.06)

0.34	(0.12)		0.15	0.17	0.02

(0.17)	(0.16)		(0.12)	(0.11)	(0.10)
(0.03)	(0.04)		(0.05)	(0.01)	(0.01)

(0.20)	(0.20)		(0.17)	(0.12)	(0.11)

$8.28	$8.14		$8.46	$8.48	$8.43

4.27% [3]	(1.43%	)[3]	1.76% [3]	2.06% [3]	0.27%

$1,586	$2,753		$3,819	$4,984	$6,298
0.89%	0.95%		1.09%	1.16%	1.18%
1.21%	1.20%		1.19%	1.17%	1.18%
2.23%	2.11%		1.60%	1.01%	0.94%
1.91%	1.86%		1.50%	1.00%	0.94%
123%	130%		151%	124%	94%

43

Financial highlights

Delaware Limited-Term Diversified Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Return of capital
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of expenses to average net assets prior to fees waived[4]
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]	The average shares outstanding have been applied for per share information.

[2]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

[3]	Total return during the period reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

44

			Year ended

12/31/19	12/31/18		12/31/17	12/31/16	12/31/15
$8.14	$8.46		$8.47	$8.43	$8.52

0.23	0.22		0.18	0.13	0.12
0.15	(0.30)		0.02	0.07	(0.06)

0.38	(0.08)		0.20	0.20	0.06

(0.22)	(0.20)		(0.16)	(0.15)	(0.14)
(0.03)	(0.04)		(0.05)	(0.01)	(0.01)

(0.25)	(0.24)		(0.21)	(0.16)	(0.15)

$8.27	$8.14		$8.46	$8.47	$8.43

4.67% [3]	(0.93%	)[3]	2.39% [3]	2.45% [3]	0.77%

$249,667	$240,614		$266,274	$377,595	$464,429
0.39%	0.45%		0.59%	0.66%	0.68%
0.71%	0.70%		0.69%	0.67%	0.68%
2.73%	2.61%		2.10%	1.51%	1.44%
2.41%	2.36%		2.00%	1.50%	1.44%
123%	130%		151%	124%	94%

45

Financial highlights

Delaware Limited-Term Diversified Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

			5/1/17[1]
	Year ended		to

	12/31/19	12/31/18	12/31/17

Net asset value, beginning of period	$8.14	$8.45	$8.50

Income (loss) from investment operations:
Net investment income[2]	0.23	0.22	0.12
Net realized and unrealized gain (loss)	0.15	(0.28)	(0.03)

Total from investment operations	0.38	(0.06)	0.09

Less dividends and distributions from:
Net investment income	(0.22)	(0.21)	(0.09)
Return of capital	(0.03)	(0.04)	(0.05)

Total dividends and distributions	(0.25)	(0.25)	(0.14)

Net asset value, end of period	$8.27	$8.14	$8.45

Total return[3]	4.74%	(0.75% )	1.10%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$3,059	$1,631	$1,634
Ratio of expenses to average net assets[4]	0.32%	0.38%	0.52%
Ratio of expenses to average net assets prior to fees waived[4]	0.64%	0.62%	0.61%
Ratio of net investment income to average net assets	2.80%	2.68%	2.11%
Ratio of net investment income to average net assets prior to fees waived	2.48%	2.44%	2.02%
Portfolio turnover	123%	130%	151% [5]

[1]	Date of commencement of operations; ratios have been annualized and total return has not been annualized.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.

[5]	Portfolio turnover is representative of the Fund for the entire year.

46

Notes to financial statements
Delaware Limited-Term Diversified Income Fund	December 31, 2019

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers seven series: Delaware Limited-Term Diversified Income Fund, Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund. These financial statements pertain to Delaware Limited-Term Diversified Income Fund (Fund). The Fund is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 2.75%. Class A share purchases of $1,000,000 or more will incur a limited contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00% if redeemed during the first year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. US government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Investments in repurchase agreements are generally valued at par, which approximates fair value, each business day. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and US government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith

47

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

1. Significant Accounting Policies (continued)

under the direction of the Trust’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal and Foreign Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the year ended Dec. 31, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries in which it invests that may date back to the inception of the Fund. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the year ended Dec. 31, 2019, the Fund did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares are not allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or financial intermediaries.

Repurchase Agreements – The Fund may purchase certain US government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At Dec. 31, 2019, the Fund held no investments in repurchase agreements.

To Be Announced Trades – The Fund may contract to purchase or sell securities for a fixed price at a transaction date beyond the customary settlement period (examples: when issued, delayed delivery, forward commitment, or TBA transactions) consistent with the Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase or deliver securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that

48

type of security. No interest will be earned by the Fund on such purchases until the securities are delivered or the transaction is completed; however, the market value may change prior to delivery.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of asset- and mortgage-backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statement of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended Dec. 31, 2019, the Fund earned $7,436 under this arrangement.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended Dec. 31, 2019, the Fund earned $436 under this arrangement.

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and/or pay/reimburse the Fund to the extent necessary to limit annual operating expenses (excluding any distribution and service (12b-1) fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not

49

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) from exceeding 0.39% of the Fund’s average daily net assets for all share classes other than Class R6 and 0.32% of the Fund’s average daily net assets of the Class R6 shares from Jan. 1, 2019 through Dec. 31, 2019.* For purposes of these waivers and reimbursements, nonroutine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund. The waivers and reimbursements are accrued daily and received monthly.

Effective May 30, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the year ended Dec. 31, 2019, the Fund was charged $20,700 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the year ended Dec. 31, 2019, the Fund was charged $43,643 for these services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00%, and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. These fees are calculated daily and paid monthly. DDLP has contractually agreed to waive Class A shares’ 12b-1 fee to 0.15% of average daily net assets

50

from Jan. 1, 2019 through Dec. 31, 2019.** The waiver is calculated daily and received monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the year ended Dec. 31, 2019, the Fund was charged $13,399 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the year ended Dec. 31, 2019, DDLP earned $3,176 for commissions on sales of the Fund’s Class A shares. For the year ended Dec. 31, 2019, DDLP received gross CDSC commissions of $3,994 and $12,131 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of the investment companies (Underlying Funds) in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of the Underlying Funds and the number of shares that are owned of the Underlying Funds at different times.

*The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020 for all classes.

**The aggregate contractual waiver period covering this report is from May 1, 2018 through April 30, 2020.

3. Investments

For the year ended Dec. 31, 2019, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than US government securities	$160,893,081
Purchases of US government securities	367,143,464
Sales other than US government securities	236,641,469
Sales of US government securities	365,050,345

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be the final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. At Dec. 31, 2019, the cost and

51

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

3. Investments (continued)

unrealized appreciation (depreciation) of investments and derivatives for federal income tax purposes for the Fund as follows:

Cost of investments and derivatives	$433,210,699

Aggregate unrealized appreciation of investments and derivatives	$7,200,254
Aggregate unrealized depreciation of investments and derivatives	(4,369,111)

Net unrealized appreciation of investments and derivatives	$2,831,143

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

52

The table below summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Dec. 31, 2019.

	Level 1	Level 2	Total
Securities
Assets:
Agency, Asset- & Mortgage-Backed Securities	$—	$184,409,785	$184,409,785
Collateralized Debt Obligations	—	1,139,943	1,139,943
Corporate Debt	—	157,522,194	157,522,194
Foreign Debt	—	9,300,243	9,300,243
Loan Agreements	—	11,226,866	11,226,866
US Treasury Obligation	—	28,850,250	28,850,250
Preferred Stock	—	1,549,291	1,549,291
Short-Term Investments	13,526,565	29,885,622	43,412,187

Total Value of Securities	$13,526,565	$423,884,194	$437,410,759

Derivatives[1]
Assets:
Futures Contracts	$112,383	$—	$112,383
Liabilities:
Futures Contracts	(147,885)	—	(147,885)
Swap Contracts	—	(1,333,415)	(1,333,415)

1Futures contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument at the year end.

During the year ended Dec. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. Management has determined not to provide a reconciliation of Level 3 investments as the Level 3 investments were not considered significant to the Fund’s net assets at the beginning, interim, or end of the period. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the year.

53

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Dec. 31, 2019 and 2018 was as follows:

	Year ended
	12/31/19	12/31/18
Ordinary income	$11,254,566	$14,164,746
Return of capital	1,616,896	2,164,823

Total	$12,871,462	$16,329,569

5. Components of Net Assets on a Tax Basis

As of Dec. 31, 2019, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$470,419,268
Capital loss carryforwards	(42,727,271)
Distributions payable	(282,492)
Qualified late year loss deferrals	(1,153,450)
Unrealized appreciation of investments, foreign currencies, and derivatives	2,831,143

Net assets	$429,087,198

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, mark-to-market of swap contracts, tax treatment of market discount and premium on debt instruments, and CDS contracts.

Qualified late year losses represent losses realized on investment transactions from Nov. 1, 2019 through Dec. 31, 2019 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

The Fund has capital loss carryforwards available to offset future realized capital gains as follows:

Loss carryforward character
Short-term	Long-term	Total
$19,422,994	$23,304,277	$42,727,271

54

6. Capital Shares

Transactions in capital shares were as follows:

	Year ended
	12/31/19	12/31/18
Shares sold:
Class A	4,503,964	7,455,788
Class C	660,861	994,983
Class R	62,094	73,352
Institutional Class	14,608,756	13,238,946
Class R6	260,643	8,298

Shares issued upon reinvestment of dividends and distributions:
Class A	469,761	821,884
Class C	114,873	154,748
Class R	6,328	8,977
Institutional Class	812,809	754,866
Class R6	8,176	5,827

	21,508,265	23,517,669

Shares redeemed:
Class A	(8,954,747)	(32,855,442)
Class C	(4,208,592)	(3,829,235)
Class R	(214,824)	(195,772)
Institutional Class	(14,800,280)	(15,928,399)
Class R6	(99,260)	(7,022)

	(28,277,703)	(52,815,870)

Net decrease	(6,769,438)	(29,298,201)

55

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

6. Capital Shares (continued)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table on the previous page and on the “Statements of changes in net assets.” For the years ended Dec. 31, 2019 and 2018, the Fund had the following exchange transactions:

	Exchange Redemptions		Exchange Subscriptions
				Institutional
	Class A	Class C	Class A	Class
Year ended	Shares	Shares	Shares	Shares	Value
12/31/19	16,248	67,900	66,237	17,926	$ 695,642
12/31/18	22,045	115,207	107,691	29,678	1,137,207

7. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), was a participant in a $220,000,000 revolving line of credit intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants were charged an annual commitment fee of 0.15%, which was allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants were permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant was individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expired on Nov. 4, 2019.

On Nov. 4, 2019, the Participants entered into an amendment to the agreement for a $250,000,000 revolving line of credit. The revolving line of credit is to be used as described above and operates in substantially the same manner as the original agreement. The line of credit available under the agreement expires on Nov. 2, 2020.

The Fund had no amounts outstanding as of Dec. 31, 2019 or at any time during the year then ended.

8. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives, (2) how they are accounted for, and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known

56

as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. At Dec. 31, 2019, the Fund posted $404,800 in cash as margin for open futures contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

During the year ended Dec. 31, 2019, the Fund used futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against credit events, to enhance total return, or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty, combined with any credit enhancements, is rated at least BBB- by Standard & Poor’s Financial Services LLC (S&P) or Baa3 by Moody’s Investors Service, Inc. (Moody’s) or is determined to be of equivalent credit quality by DMC.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the year ended Dec. 31, 2019, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded daily as unrealized appreciation or depreciation. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. Initial margin and variation margin are posted to central counterparties for CDS basket trades, as determined by the applicable central counterparty. For the year ended Dec. 31, 2019, the Fund did not enter into any CDS contracts as a seller of protection.

57

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

8. Derivatives (continued)

At Dec. 31, 2019, the Fund posted $1,139,805 cash collateral for open centrally cleared credit default swap contracts, which is included in “Cash collateral due from brokers” on the “Statement of assets and liabilities.”

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk, and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) for bilateral swap contracts, having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty or (2) for cleared swaps, trading these instruments through a central counterparty.

During the year ended Dec. 31, 2019, the Fund used CDS contracts to hedge against credit events.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the contract on a given day. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts that would be shown on the “Schedule of investments.” For centrally cleared swaps, payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Fair value of derivative instruments as of Dec. 31, 2019 was as follows:

	Asset Derivatives Fair Value
Statement of Assets and	Interest	Credit
Liabilities Location	Contracts	Contracts	Total
Variation margin due from broker on futures contracts*	$112,383	$—	$112,383

	Liability Derivatives Fair Value
	Interest
Statement of Assets and	Rate	Credit
Liabilities Location	Contracts	Contracts	Total
Variation margin due to broker on futures contracts*	$147,885	$—	$147,885
Variation margin due to broker on centrally cleared credit default swap contracts*	—	1,333,415	1,333,415

Total	$147,885	$1,333,415	$1,481,300

58

*Includes cumulative appreciation (depreciation) of futures contracts and centrally cleared CDS contracts from the date the contracts are opened through Dec. 31, 2019. Only current day variation margin is reported on the “Statement of assets and liabilities.”

The effect of derivative instruments on the “Statement of operations” for the year ended Dec. 31, 2019 was as follows:

		Net Realized Gain (Loss) on:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate contracts	$1,216,182	$—	$1,216,182
Credit contracts	—	(1,908,310)	(1,908,310)

Total	$1,216,182	$(1,908,310)	$(692,128)

	Net Change in Unrealized Appreciation (Depreciation) of:
	Futures	Swap
	Contracts	Contracts	Total
Interest rate contracts	$(208,139)	$—	$(208,139)
Credit contracts	—	(1,997,175)	(1,997,175)

Total	$(208,139)	$(1,997,175)	$(2,205,314)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the year ended Dec. 31, 2019.

	Long Derivatives Volume	Short Derivatives Volume
Futures contracts (average notional value)	USD 32,974,979	USD 10,755,326
CDS contracts (average notional value)*	39,988,532	—

*Long represents buying protection and short represents selling protection.

9. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the

59

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

9. Securities Lending (continued)

value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of a Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

During the year ended Dec. 31, 2019, the Fund had no securities out on loan.

10. Credit and Market Risk

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

The risk that potential changes related to the use of the London Interbank Offered Rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition,

60

if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the US. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a portion of its assets in high-yield fixed income securities, which are securities rated lower than BBB- by S&P and Baa3 by Moody’s, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by US government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of the security.

The Fund invests in bank loans and other securities that may subject it to direct indebtedness risk, the risk that the Fund will not receive payment of principal, interest, and other amounts due in connection with these investments and will depend primarily on the financial condition of the borrower. Loans that are fully secured offer the Fund more protection than unsecured loans in the event of nonpayment of scheduled interest or principal, although there is no assurance that the liquidation of collateral from a

61

Notes to financial statements

Delaware Limited-Term Diversified Income Fund

10. Credit and Market Risk (continued)

secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated. Some loans or claims may be in default at the time of purchase. Certain of the loans and the other direct indebtedness acquired by the Fund may involve revolving credit facilities or other standby financing commitments that obligate the Fund to pay additional cash on a certain date or on demand. These commitments may require the Fund to increase its investment in a company at a time when the Fund might not otherwise decide to do so (including at a time when the company’s financial condition makes it unlikely that such amounts will be repaid). To the extent that the Fund is committed to advance additional funds, it will at all times hold and maintain cash or other high-grade debt obligations in an amount sufficient to meet such commitments. When a loan agreement is purchased the Fund may pay an assignment fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan agreement. Prepayment penalty fees are received upon the prepayment of a loan agreement by the borrower. Prepayment penalty, facility, commitment, consent, and amendment fees are recorded to income as earned or paid.

As the Fund may be required to rely upon another lending institution to collect and pass on to the Fund amounts payable with respect to the loan and to enforce the Fund’s rights under the loan and other direct indebtedness, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the Fund from receiving such amounts. The highly leveraged nature of many loans may make them especially vulnerable to adverse changes in economic or market conditions. Investments in such loans and other direct indebtedness may involve additional risk to the Fund.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedule of investments.”

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08

62

does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented the ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the year is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

13. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2019, that would require recognition or disclosure in the Fund’s financial statements.

63

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Limited-Term Government Funds

and Shareholders of Delaware Limited-Term Diversified Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Limited-Term Diversified Income Fund (one of the funds constituting the Delaware Group® Limited-Term Government Funds, referred to hereafter as the “Fund”) as of December 31, 2019, the related statement of operations for the year ended December 31, 2019, the statements of changes in net assets for each of the two years in the period ended December 31, 2019, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2019 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian, transfer agents and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 21, 2020

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

64

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Tax Information

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of the Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the year ended Dec. 31, 2019, the Fund reports distributions paid during the year as follows:

(A) Ordinary Income Distribution (Tax Basis)	87.44%
(B) Return of Capital (Tax-Basis)	12.56%
Total Distributions (Tax Basis)	100.00%

(A) and (B) are based on a percentage of the Fund’s total distributions.

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Limited-Term Diversified Income Fund at a meeting held August 21-22, 2019

At a meeting held on Aug. 21-22, 2019 (the “Annual Meeting”), the Board of Trustees (the “Board”), including a majority of disinterested or independent Trustees, approved the renewal of the investment advisory and sub-advisory agreements for Delaware Limited-Term Diversified Income Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies, and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory and sub-advisory contracts. Information furnished specifically in connection with the renewal of the Investment Management Agreement with Delaware Management Company (“DMC”), a series of Macquarie Investment Management Business Trust (“MIMBT”) and the Sub-Advisory Agreements with Macquarie Investment Management Europe Limited (“MIMEL”) and Macquarie Investment Management Global Limited (“MIMGL”), included materials provided by DMC and its affiliates (collectively, “Macquarie Investment Management”), MIMEL, and MIMGL, concerning, among other things, the nature, extent, and quality of services provided to the Fund; the costs of such services to the Fund; economies of scale; and the investment manager’s financial condition and profitability. In addition, in connection with the Annual Meeting, materials were provided to the Trustees in May 2019, including reports provided by Broadridge Financial Solutions (“Broadridge”). The Broadridge reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The Independent Trustees reviewed and discussed the Broadridge reports with independent legal counsel to the Independent Trustees. In addition to the information noted above, the Board also requested and received information regarding DMC’s policy with respect to advisory fee levels and its breakpoint philosophy; the structure of portfolio manager compensation; comparative client fee information; and any constraints or limitations on the availability of securities for certain investment styles, which had in the past year inhibited, or which were likely in the future to inhibit, the investment manager’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s investment advisory and sub-advisory agreements, the Independent Trustees received assistance and advice from and met separately with independent legal counsel to the Independent Trustees and also received assistance and advice from an

65

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Limited-Term Diversified Income Fund at a meeting held August 21-22, 2019 (continued)

experienced and knowledgeable independent fund consultant, JDL Consultants, LLC (“JDL”). Although the Board gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board during its contract renewal considerations.

Nature, extent, and quality of services. The Board considered the services provided by DMC to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year, which covered matters such as the relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; compliance by DMC and Delaware Distributors, L.P. (together, “Management”) personnel with the Code of Ethics adopted throughout the Delaware Funds® by Macquarie (“Delaware Funds”); and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of DMC and the emphasis placed on research in the investment process. The Board recognized DMC’s receipt of certain favorable industry distinctions during the past several years. The Board gave favorable consideration to DMC’s efforts to control expenses while maintaining service levels committed to Fund matters. The Board also noted the benefits provided to Fund shareholders through (a) each shareholder’s ability to: (i) exchange an investment in one Delaware Fund for the same class of shares in another Delaware Fund without a sales charge, or (ii) reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Funds, and (b) the privilege to combine holdings in other Delaware Funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent, and quality of the overall services provided by DMC.

Nature, extent, and quality of services. The Board considered the services provided by MIMGL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMGL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMGL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMGL.

Nature, extent, and quality of services. The Board considered the services provided by MIMEL to the Fund and its shareholders. In reviewing the nature, extent, and quality of services, the Board considered reports furnished to it throughout the year at regular Board Meetings covering matters such as relative performance of the Fund; compliance of portfolio managers with the investment policies, strategies, and restrictions for the Fund; the compliance of MIMEL personnel with its Code of Ethics; and adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of MIMEL and the emphasis placed on research in the investment process. The Board was satisfied with the nature, extent, and quality of the overall services provided by MIMEL.

Investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of the importance of investment performance to shareholders. Although the Board considered performance reports and discussions with portfolio managers at Investment Committee

66

meetings throughout the year, the Board gave particular weight to the Broadridge reports furnished for the Annual Meeting. The Broadridge reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Broadridge (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest performance ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past 1-, 3-, 5-, and 10-year periods, to the extent applicable, ended Jan. 31, 2019. The Board’s objective is that the Fund’s performance for the 1-, 3-, and 5-year periods be at or above the median of its Performance Universe.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional short-intermediate investment-grade debt funds as selected by Broadridge. The Broadridge report comparison showed that the Fund’s total return for the 1-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the 3-, 5-, and 10-year periods was in the third quartile of its Performance Universe. The Board observed that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board considered the numerous investment and performance reports delivered by Management personnel to the Board’s Investments Committee. The Board was satisfied that Management was taking action to improve Fund performance and to meet the Board’s performance objective.

Comparative expenses. The Board considered expense data for the Delaware Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of its most recently completed fiscal year. The Board also focused on the comparative analysis of effective management fees and total expense ratios of the Fund versus effective management fees and total expense ratios of a group of similar funds as selected by Broadridge (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Broadridge total expenses, for comparative consistency, were shown by Broadridge for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board’s objective is for the Fund’s total expense ratio to be competitive with those of the peer funds within its Expense Group.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with second lowest expenses of its Expense Group and its total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fee and total expenses of the Fund in comparison to those of its Expense Group as shown in the Broadridge report.

Management profitability. The Board considered the level of profits realized by DMC in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of DMC’s business in providing management and other services to each of the individual funds and the Delaware Funds as a whole. Specific attention was given to the methodology used by DMC in allocating costs for the purpose of determining profitability.

67

Other Fund information (Unaudited)

Delaware Limited-Term Diversified Income Fund

Board consideration of Investment Advisory and Sub-Advisory Agreements for Delaware Limited-Term Diversified Income Fund at a meeting held August 21-22, 2019 (continued)

Management stated that the level of profits of DMC, to a certain extent, reflects recent operational cost savings and efficiencies initiated by DMC. The Board considered DMC’s efforts to improve services provided to Fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide Securities and Exchange Commission initiatives. The Board also considered the extent to which DMC might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. As part of its work, the Board also reviewed a report prepared by JDL regarding MIMBT profitability as compared to certain peer fund complexes and the Independent Trustees discussed with JDL personnel regarding DMC’s profitability in such context. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of DMC.

Management profitability. Trustees were also given available information on profits being realized by MIMGL in relation to the services being provided to the Fund and in relation to MIMGL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMGL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Management profitability. Trustees were also given available information on profits being realized by MIMEL in relation to the services being provided to the Fund and in relation to MIMEL’s overall investment advisory business, but believed such information to be of limited relevance because the sub-advisory fees are paid by DMC out of its management fee, and changes in the level of sub-advisory fees have no impact on Fund expenses. The Board was also provided information on potential fall-out benefits derived or to be derived by MIMEL in connection with its relationship to the Fund, such as reputational enhancement, soft dollar arrangements, or commissions paid to affiliated broker/dealers, as applicable.

Economies of scale. The Trustees considered whether economies of scale are realized by DMC as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the Fund’s advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints, and which applies to most funds in the Delaware Funds complex. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case in the absence of breakpoints, when the asset levels specified in the breakpoints are exceeded. Although, as of March 31, 2019, the Fund had not reached a size at which it could take advantage of any breakpoints in the applicable fee schedule, the Board recognized that the fee was structured so that, if the Fund increases sufficiently in size, then economies of scale may be shared.

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Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015
Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015

Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959

Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

70

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President — Macquarie	95	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	95	None
(March 2004–Present)

Managing Member,	95	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)

Chief Executive Officer,	95	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–
Market Manager,		December 2019)
New Jersey Private
Bank (2005–2011) —		Director —
J.P. Morgan Chase & Co.		Santander Bank, N.A.
(December 2016–
December 2019)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

71

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

72

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	95	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)

President —	95	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–Present)
(July 2002–June 2010)
Director — Drexel
Morgan & Co.
(2015–Present)

Director and Audit Committee
Member — vTv
Therapeutics Inc.
(2017–Present)

Director and Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
(2018–Present)

Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)

Private Investor	95	None
(2004–Present)

73

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956

Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

74

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	95	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Strategic
Planning and Reserves
Executive Advisor to Dean		Committee and Nominating
(August 2011–March 2012)		and Governance
and Interim Dean		Committee Member —
(January 2011–July 2011) —		Callon Petroleum Company
University of Miami School of		(December 2019–Present)
Business Administration
Director; Audit
President — U.S. Trust,		Committee Member —
Bank of America Private		Carrizo Oil & Gas, Inc.
Wealth Management		(March 2018–December 2019)
(Private Banking)
(July 2007–December 2008)

Vice Chairman	95	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

75

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

76

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Chief Executive Officer	95	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)

Director; Chair of Investments
Committee and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

77

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served

Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005

Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

78

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	95	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	95	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	95	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Richard Salus has served	95	None
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

79

About the organization

Board of trustees
Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford

President and

Chief Executive Officer

Delaware Funds®

by Macquarie

Philadelphia, PA

Thomas L. Bennett

Chairman of the Board

Delaware Funds

by Macquarie

Private Investor

Rosemont, PA

Jerome D. Abernathy

Managing Member

Stonebrook Capital

Management, LLC

Jersey City, NJ

Former Chief Executive

Officer

Private Wealth Management

J.P. Morgan Chase & Co.

New York, NY

Joseph W. Chow

Former Executive Vice

President

State Street Corporation

Boston, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Former Chief Investment Officer Assurant, Inc. New York, NY Frances A. Sevilla-Sacasa Former Chief Executive Officer Banco Itaú International Miami, FL

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Christianna Wood

Chief Executive Officer

and President

Gore Creek Capital, Ltd.

Golden, CO

Janet L. Yeomans

Former Vice President and

Treasurer

3M Company

St. Paul, MN

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President, General Counsel, and Secretary Delaware Funds by Macquarie Philadelphia, PA	Vice President and Treasurer Delaware Funds by Macquarie Philadelphia, PA	Senior Vice President and Chief Financial Officer Delaware Funds by Macquarie Philadelphia, PA

This annual report is for the information of Delaware Limited-Term Diversified Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). The Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-Q or Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature. The Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

80

Annual report

Fixed income mutual funds

Delaware Tax-Exempt Income Fund

(formerly, First Investors Tax Exempt Income Fund)

Delaware Tax-Exempt Opportunities Fund

(formerly, First Investors Tax Exempt Opportunities Fund)

Delaware Tax-Free California II Fund

(formerly, First Investors California Tax Exempt Fund)

Delaware Tax-Free New Jersey Fund

(formerly, First Investors New Jersey Tax Exempt Fund)

Delaware Tax-Free New York II Fund

(formerly, First Investors New York Tax Exempt Fund)

Delaware Tax-Free Oregon Fund

(formerly, First Investors Oregon Tax Exempt Fund)

December 31, 2019

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by signing up at delawarefunds.com/edelivery. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive paper copies of all future shareholder reports free of charge. You can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by contacting us at 800 423-4026. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with the Delaware Funds® by Macquarie or your financial intermediary.

Carefully consider the Funds’ investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Funds’ prospectus and their summary prospectuses, which may be obtained by visiting delawarefunds.com/literature or calling 800 423-4026. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail.

Visit delawarefunds.com/edelivery.

Experience Delaware Funds® by Macquarie

Macquarie Investment Management (MIM) is a global asset manager with offices in the United States, Europe, Asia, and Australia. As active managers we prioritize autonomy and accountability at the investment team level in pursuit of opportunities that matter for clients. Delaware Funds is one of the longest-standing mutual fund families, with more than 80 years in existence.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund at delawarefunds.com/literature.

Manage your account online

●	Check your account balance and transactions
●	View statements and tax forms
●	Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) offers a diverse range of products including securities investment management, infrastructure and real asset management, and fund and equity-based structured products. MIM is the marketing name for certain companies comprising the asset management division of Macquarie Group. This includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Funds Management Hong Kong Limited, Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, Macquarie Capital Investment Management LLC, and Macquarie Investment Management Europe S.A.

The Funds are distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited (MBL), none of the entities noted are authorized deposit-taking institutions for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these entities do not represent deposits or other liabilities of MBL. MBL does not guarantee or otherwise provide assurance in respect of the obligations of these entities, unless noted otherwise. The Funds are governed by US laws and regulations.

Unless otherwise noted, views expressed herein are current as of Dec. 31, 2019, and subject to change for events occurring after such date.

The Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2020 Macquarie Management Holdings, Inc.

Portfolio management review

Delaware Funds ® by Macquarie tax-exempt funds	January 7, 2020 (Unaudited)

Performance preview (for the year ended December 31, 2019)

Delaware Tax-Exempt Income Fund (Institutional Class shares)*	1-year return	+6.13%

Delaware Tax-Exempt Income Fund (Class A shares)*	1-year return	+6.04%

Bloomberg Barclays 3–15 Year Municipal Bond Index (new benchmark)[1]	1-year return	+6.83%

Bloomberg Barclays 1–15 Year Municipal Index (old benchmark)	1-year return	+6.44%

ICE BofA US Municipal Securities Index (old benchmark)	1-year return	+7.74%

Lipper General & Insured Municipal Debt Funds Average	1-year return	+7.60%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Exempt Income Fund, please see the table on page 7. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top three credit ratings or invest primarily in municipal debt issues insured as to timely payment. Please see page 11 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

1The Fund changed its primary index to the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index as of Oct. 4, 2019. The Fund had previously changed its primary index to the Bloomberg Barclays 1-15 Year Municipal Index as of Jan. 31, 2019. In each case the Fund elected to use the new index because it more closely reflects the Fund’s investment strategies.

Delaware Tax-Exempt Opportunities Fund (Institutional Class shares)*	1-year return	+7.58%

Delaware Tax-Exempt Opportunities Fund (Class A shares)*	1-year return	+7.36%

Bloomberg Barclays Municipal Bond Index (new benchmark)[2]	1-year return	+7.54%

ICE BofA US Municipal Securities Index (old benchmark)	1-year return	+7.74%

Lipper General & Insured Municipal Debt Funds Average	1-year return	+7.60%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Exempt Opportunities Fund, please see the table on page 13. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper General & Insured Municipal Debt Funds Average compares funds that either invest primarily in municipal debt issues in the top three credit ratings or invest primarily in municipal debt issues insured as to timely payment. Please see page 16 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

2The Fund changed its index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

Portfolio management review

Delaware Funds® by Macquarie tax-exempt funds

Delaware Tax-Free California II Fund (Institutional Class shares)*	1-year return	+7.73%

Delaware Tax-Free California II Fund (Class A shares)*	1-year return	+7.52%

Bloomberg Barclays Municipal Bond Index (new benchmark)[3]	1-year return	+7.54%

ICE BofA US Municipal Securities Index (old benchmark)	1-year return	+7.74%

Lipper California Municipal Debt Funds Average	1-year return	+7.90%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free California II Fund, please see the table on page 17. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper California Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in California.

Please see page 20 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

3The Fund changed its index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

Delaware Tax-Free New Jersey Fund (Institutional Class shares)*	1-year return	+7.00%

Delaware Tax-Free New Jersey Fund (Class A shares)*	1-year return	+6.68%

Bloomberg Barclays Municipal Bond Index (new benchmark)[4]	1-year return	+7.54%

ICE BofA US Municipal Securities Index (old benchmark)	1-year return	+7.74%

Lipper New Jersey Municipal Debt Funds Average	1-year return	+7.39%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free New Jersey Fund, please see the table on page 21. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper New Jersey Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in New Jersey.

Please see page 24 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

4The Fund changed its index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

Delaware Tax-Free New York II Fund (Institutional Class shares)*	1-year return	+7.68%

Delaware Tax-Free New York II Fund (Class A shares)*	1-year return	+7.42%

Bloomberg Barclays Municipal Bond Index (new benchmark)[5]	1-year return	+7.54%

ICE BofA US Municipal Securities Index (old benchmark)	1-year return	+7.74%

Lipper New York Municipal Debt Funds Average	1-year return	+7.50%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free New York II Fund, please see the table on page 25. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper New York Municipal Debt Funds Average compares funds that invest primarily in municipal debt issues that are exempt from taxation in New York.

Please see page 28 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

5The Fund changed its index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

Delaware Tax-Free Oregon Fund (Institutional Class shares)*	1-year return	+6.03%

Delaware Tax-Free Oregon Fund (Class A shares)*	1-year return	+5.78%

Bloomberg Barclays Municipal Bond Index (new benchmark)[6]	1-year return	+7.54%

ICE BofA US Municipal Securities Index (old benchmark)	1-year return	+7.74%

Lipper Other States Municipal Debt Funds Average	1-year return	+6.21%

Past performance does not guarantee future results.

For complete, annualized performance for Delaware Tax-Free Oregon Fund, please see the table on page 29. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service fee.

The performance of Class A shares excludes the applicable sales charge. Both Institutional Class shares and Class A shares reflect the reinvestment of all distributions.

The Lipper Other States Municipal Debt Funds Average compares funds that limit assets to those securities that are exempt from taxation on a specified city or state basis.

Please see page 32 for a description of the index. Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index.

6The Fund changed its index to the Bloomberg Barclays Municipal Bond Index as of Oct. 4, 2019. The Fund elected to use the new index because it more closely reflected the Fund’s investment strategies.

*The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance and expenses of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance and expenses of the Fund.

Portfolio management review

Delaware Funds® by Macquarie tax-exempt funds

Effective after the close of business on Oct. 4, 2019, Delaware Management Company (DMC or Manager), a series of Macquarie Investment Management Business Trust (MIMBT), serves as the investment manager for the Funds.* During the period after the close of business on Oct. 4, 2019 to Dec. 31, 2019, the Manager repositioned each Fund’s portfolio in accordance with the Fund’s investment objective and principal investment strategies, as described in the prospectus. The investment objective is the same and its principal investment strategies are the same or similar to those of the corresponding First Investors Fund.

Investment objectives

Delaware Tax-Exempt Income Fund seeks a high level of interest income that is exempt from federal income tax.

Delaware Tax-Exempt Opportunities Fund seeks a high level of interest income that is exempt from federal income tax and, secondarily, total return.

Delaware Tax-Free California II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of California.

Delaware Tax-Free New Jersey Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New Jersey.

Delaware Tax-Free New York II Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of New York.

Delaware Tax-Free Oregon Fund seeks a high level of interest income that is exempt from both federal and state income tax for individual residents of the state of Oregon.

Market review

Although the US economy continued to grow during the fiscal year ended Dec. 31, 2019, it did so slowly. Notable concerns ranged from a slowdown in global growth to a decline in global manufacturing activity, the contentious trade dispute between the United States and China, and the seemingly never-ending Brexit drama.

US gross domestic product (GDP) growth – even discounting the fourth quarter of 2018, which suffered from the federal government shutdown – has slowed since mid-2018, when it reached an annualized rate of 3.5%. In the first quarter of 2019, the growth rate was 3.1%, which then fell to 2.0% and 2.1% in the second and third quarters, respectively. Estimates for the fourth quarter range between 1.3% and 2.3%. Growth was even slower in Europe, where over the same time period, the European Union’s GDP growth rate fell from 2.2% in mid-2018 to 1.4% in the third quarter of 2019. (Sources: US Bureau of Economic Analysis and Eurostat.)

There was some positive news. Job growth in the US remained strong throughout 2019, with the unemployment rate falling from 4.0% in January to 3.5% at year end, a 50-year low. In addition, wages grew modestly – between 3.0% and 3.4% throughout much of the year – though the US-China trade dispute, weak productivity growth, and meager inflation have been cited as reasons that wages did not increase even more.

Fiscal year 2019 began January on a down note, as the US was in the midst of a federal government shutdown, equities had suffered a sharp pullback in December 2018, and the US Federal Reserve had just raised the federal funds rate, with further talk of as many as four rate hikes in 2019. However, as data poured in showing that the economy was slowing, those talks became muted. By June, it was official; there would be no increases in 2019. The Fed cut rates at the end of July and again in September and October, by 0.25 percentage points each time, resulting in a target range of 1.50%-1.75% at the end of 2019. The Fed was not alone in cutting rates; central banks in Australia, Europe, and the United Kingdom also adopted more accommodative monetary policy.

The steps taken by the Fed and other central banks seemed enough to overcome most investors’ concerns. Equity markets reacted positively, with the S&P 500® Index gaining 31.48% for 2019. The 10-year Treasury, which ended 2018 with a 2.69% yield, dipped to 1.47% in August before finishing the year at 1.92%.

As the Funds’ fiscal year ended, investors were buoyed further by progress in the US-China trade dispute as a phase-one agreement was drafted. With the election of Boris Johnson in the UK, a resolution to Brexit appeared likely as well.

Within the Funds

Foresters Investment Management Company, Inc. (FIMCO) managed the Funds from Jan. 1, 2019 to Oct. 4, 2019, when the management of the Funds transitioned to DMC. Following is a discussion about performance during that period ended Oct. 4, 2019:

For the 9-month period ended Sept. 30, 2019, municipal bonds, represented by the ICE BofA US Municipal Securities Index, returned 7.06%, benefiting from a strong rally in bonds and record-breaking mutual fund inflows. The rates of municipal bonds with maturities of 10 years and longer dipped to historic lows by early September. The tax-exempt municipal market also benefited dramatically from historic demand as investors plowed more than $66 billion into municipal bond funds, according to Lipper.

Long-term yields decreased by 1.01 percentage points, while 2-year rates declined 0.66 percentage points over the 9-month period. The yield curve (2-year versus 30-year municipals) flattened by 0.45 percentage points, to a spread of 0.79 percentage points as of Sept. 30, 2019. (Data: Thomson Reuters.)

Exposures to high yield and BBB-rated municipal bonds are important determinants in performance. Year to date, as of Sept. 30, 2019, the ICE BofA BBB Municipal Securities Index returned 8.66%, while the ICE BofA US Municipal High Yield Securities Index returned 7.98%.

Within the municipal bond market, BBB-rated bonds and high yield bonds outperformed the general market for the 9-month period. BBB-rated municipal bonds outperformed the general market by 1.60 percentage points and high yield outperformed by 0.92 percentage points. The Funds each held a well-below-the-market weighting of BBB-rated bonds. High yield exposure in Delaware Tax-Exempt Income Fund and Delaware Tax-Exempt Opportunities Fund was in line with the market, while the single-state funds – Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund – were all underweight in their high yield exposure relative to the market. Consequently, the Funds’ high credit quality profiles and minimal exposure to BBB-rated bonds caused most of the Funds’ underperformance.

We are positive on municipal bonds, believing they are attractive and should perform favorably versus investment grade taxable fixed income. Solid demand, especially in times of increased market volatility, attractive after-tax yields, and a stable credit outlook all provide what we view as a favorable environment for this asset class.

* On April 6, 2019, FIMCO, the investment adviser to the First Investors Funds, entered into an agreement with Macquarie Management Holdings, Inc. (MMHI), whereby MMHI, on behalf of its affiliate DMC, would acquire FIMCO’s asset management business (the “Transaction”). In connection with the Transaction, the Board of Trustees of the First Investors Trusts and the First Investors Fund shareholders approved, pursuant to an Agreement and Plan of Reorganization (the

Portfolio management review

Delaware Funds® by Macquarie tax-exempt funds

“Agreement”), the transfer of all assets and liabilities of each First Investors Fund to a corresponding, newly formed fund in the Delaware Funds® by Macquarie family of funds. The Transaction closed on Oct. 4, 2019.

Performance summaries
Delaware Tax-Exempt Income Fund	December 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 423-4026 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through December 31, 2019

	1 year	5 year	10 year	Lifetime
Class A (Est. Aug. 3, 1977)
Excluding sales charge	+6.04%	+2.35%	+3.50%	—
Including sales charge	+1.78%	+1.51%	+3.08%	—
Institutional Class (Est. May 1, 2013)
Excluding sales charge	+6.13%	+2.62%	—	+2.52%
Including sales charge	+6.13%	+2.62%	—	+2.52%
Class R6 (Est. May 1, 2013)
Excluding sales charge	+6.38%	+2.54%	—	+2.51%
Including sales charge	+6.38%	+2.54%	—	+2.51%
Bloomberg Barclays 3-15 Year Blend
Municipal Bond Index	+6.83%	+3.20%	+3.93%	—
Bloomberg Barclays 1-15 Year Municipal Index	+6.44%	+3.01%	+3.66%	—
ICE BofA US Municipal Securities Index	+7.74%	+3.60%	+4.49%	—

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 9. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 2.75%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of the predecessor fund contained a 4.00% sales charge. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied. The Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Class A shares’ 12b-1 fees to no more than 0.15% of

Performance summaries

Delaware Tax-Exempt Income Fund

average daily net assets from Oct. 4, 2019 through Dec. 31, 2019. This waiver may be terminated only by agreement of the Distributor and the Fund.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

LIBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.92%, 0.70%, and 0.62% of the Fund’s average daily net assets for Class A shares, Institutional Class shares, and Class R6 shares, respectively, from Oct. 4, 2019 to Dec. 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios. Additionally, the Fund’s distributor, Delaware Distributors, L.P. (Distributor), has contracted to limit the Fund’s Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through Dec. 31, 2019.**

Fund expense ratios	Class A	Institutional Class	Class R6
Total annual operating expenses (without fee waivers)	0.89%	0.64%	0.61%
Net expenses (including fee waivers, if any)	0.79%	0.64%	0.61%
Type of waiver	Contractual	Contractual	Contractual

* The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021 for all classes.

** The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

Performance summaries

Delaware Tax-Exempt Income Fund

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Dec. 31, 2009 through Dec. 31, 2019

Institutional Class shares

Average annual total returns from May 1, 2013 (inception date) through Dec. 31, 2019

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Dec. 31, 2009, and includes the effect of a 4.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, the Bloomberg Barclays 1-15 Year Municipal Index, and the ICE BofA US Municipal Securities Index as of Dec. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on May 1, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays 3-15 Year Blend Municipal Bond Index, the Bloomberg Barclays 1-15 Year Municipal Index, and the ICE BofA US Municipal Securities Index as of May 1, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 9. Please note additional details on pages 7 through 12.

The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index measures the total return performance of investment grade, US tax-exempt bonds with maturities from 2 to 17 years.

The Bloomberg Barclays 1-15 Year Municipal Index measures the total return performance of investment grade, tax-exempt bonds with maturities from 1 to 15 years.

The ICE BofA US Municipal Securities Index tracks the performance of US dollar-denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and an investment grade rating (based on an average of Moody’s, S&P, and Fitch).

The ICE BofA US Municipal High Yield Securities Index, mentioned on page 5, tracks the performance of US dollar-denominated, below-investment-grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

The ICE BofA BBB Municipal Securities Index, mentioned on page 5, is a subset of the ICE BofA US Municipal Securities Index, including all securities rated BBB1 through BBB3.

The S&P 500 Index, mentioned on page 5, measures the performance of 500 mostly large-cap stocks weighted by market value and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

Performance summaries
Delaware Tax-Exempt Income Fund

	Nasdaq symbols	CUSIPs
Class A	FITAX	245912878
Institutional Class	FITDX	245912860
Class R6	FITEX	245912852

Performance summaries
Delaware Tax-Exempt Opportunities Fund	December 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 423-4026 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through December 31, 2019
	1 year	5 year	10 year	Lifetime
Class A (Est. July 26, 1990)
Excluding sales charge	+7.36%	+2.77%	+4.05%	—
Including sales charge	+3.04%	+1.93%	+3.63%	—
Institutional Class (Est. May 1, 2013)
Excluding sales charge	+7.58%	+2.97%	—	+2.82%
Including sales charge	+7.58%	+2.97%	—	+2.82%
R6 Class (Est. May 1, 2013)
Excluding sales charge	+7.51%	+2.88%	—	+2.81%
Including sales charge	+7.51%	+2.88%	—	+2.81%
Bloomberg Barclays Municipal Bond Index	+7.54%	+3.53%	+4.34%	—
ICE BofA US Municipal Securities Index	+7.74%	+3.60%	+4.49%	—

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 14. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of the predecessor fund contained a 4.00% sales charge. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

Performance summaries

Delaware Tax-Exempt Opportunities Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

LIBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

2 The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.95%, 0.66%, and 0.65% of the Fund’s average daily net assets for Class A shares, Institutional Class shares, and Class R6 shares, respectively, from Oct. 4, 2019 to Dec. 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Institutional Class	Class R6
Total annual operating expenses (without fee waivers)	0.98%	0.73%	0.68%
Net expenses (including fee waivers, if any)	0.95%	0.66%	0.65%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021 for all classes.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Dec. 31, 2009 through Dec. 31, 2019

Institutional Class shares

Average annual total returns from May 1, 2013 (inception date) through Dec. 31, 2019

Performance summaries
Delaware Tax-Exempt Opportunities Fund

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Dec. 31, 2009, and includes the effect of a 4.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of Dec. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on May 1, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of May 1, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 14. Please note additional details on pages 13 through 16.

The Bloomberg Barclays Municipal Bond Index measures the total return performance of the long-term, investment grade tax-exempt bond market.

The ICE BofA US Municipal Securities Index tracks the performance of US dollar-denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and an investment grade rating (based on an average of Moody’s, S&P, and Fitch).

The ICE BofA US Municipal High Yield Securities Index, mentioned on page 5, tracks the performance of US dollar-denominated, below-investment-grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

The ICE BofA BBB Municipal Securities Index, mentioned on page 5, is a subset of the ICE BofA US Municipal Securities Index, including all securities rated BBB1 through BBB3.

The S&P 500 Index, mentioned on page 5, measures the performance of 500 mostly large-cap stocks weighted by market value and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	EIITX	245912845
Institutional Class	EIIAX	245912837
Class R6	EIINX	245912829

Performance summaries
Delaware Tax-Free California II Fund	December 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 423-4026 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through December 31, 2019

	1 year	5 year	10 year	Lifetime
Class A (Est. Feb. 23, 1987)
Excluding sales charge	+7.52%	+2.95%	+4.10%	—
Including sales charge	+3.22%	+2.12%	+3.68%	—
Institutional Class (Est. May 1, 2013)
Excluding sales charge	+7.73%	+3.27%	—	+3.25%
Including sales charge	+7.73%	+3.27%	—	+3.25%
Class R6 (Est. May 1, 2013)
Excluding sales charge	+7.73%	+3.20%	—	+3.25%
Including sales charge	+7.73%	+3.20%	—	+3.25%
Bloomberg Barclays Municipal Bond Index	+7.54%	+3.53%	+4.34%	—
ICE BofA US Municipal Securities Index	+7.74%	+3.60%	+4.49%	—

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 18. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of the predecessor fund contained a 4.00% sales charge. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

Performance summaries
Delaware Tax-Free California II Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

LIBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.92%, 0.64%, and 0.65% of the Fund’s average daily net assets for Class A shares, Institutional Class shares, and Class R6 shares, respectively, from Oct. 4, 2019 to Dec. 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Institutional Class	Class R6
Total annual operating expenses (without fee waivers)	1.02%	0.77%	0.76%
Net expenses (including fee waivers, if any)	0.92%	0.64%	0.65%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021 for all classes.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Dec. 31, 2009 through Dec. 31, 2019

Institutional Class shares

Average annual total returns from May 1, 2013 (inception date) through Dec. 31, 2019

Performance summaries

Delaware Tax-Free California II Fund

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Dec. 31, 2009, and includes the effect of a 4.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of Dec. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on May 1, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of May 1, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 18. Please note additional details on pages 17 through 20.

The Bloomberg Barclays Municipal Bond Index

measures the total return performance of the long-term, investment grade tax-exempt bond market.

The ICE BofA US Municipal Securities Index tracks the performance of US dollar-denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and an investment grade rating (based on an average of Moody’s, S&P, and Fitch).

The ICE BofA US Municipal High Yield Securities Index, mentioned on page 5, tracks the performance of US dollar-denominated, below-investment-grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

The ICE BofA BBB Municipal Securities Index, mentioned on page 5, is a subset of the ICE BofA US Municipal Securities Index, including all securities rated BBB1 through BBB3.

The S&P 500 Index, mentioned on page 5, measures the performance of 500 mostly large-cap stocks weighted by market value and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FICAX	245912811
Institutional Class	FICJX	245912795
Class R6	FICLX	245912787

Performance summaries

Delaware Tax-Free New Jersey Fund	December 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 423-4026 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through December 31, 2019
	1 year	5 year	10 year	Lifetime
Class A (Est. Sept. 13, 1988)
Excluding sales charge	+6.68%	+2.75%	+3.50%	—
Including sales charge	+2.38%	+1.91%	+3.08%	—
Institutional Class (Est. May 1, 2013)
Excluding sales charge	+7.00%	+3.04%	—	+2.64%
Including sales charge	+7.00%	+3.04%	—	+2.64%
Class R6 (Est. May 1, 2013)
Excluding sales charge	+7.07%	+3.00%	—	+2.63%
Including sales charge	+7.07%	+3.00%	—	+2.63%
Bloomberg Barclays Municipal Bond Index	+7.54%	+3.53%	+4.34%	—
ICE BofA US Municipal Securities Index	+7.74%	+3.60%	+4.49%	—

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 22. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of the predecessor fund contained a 4.00% sales charge. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

Performance summaries

Delaware Tax-Free New Jersey Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

LIBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.90%, 0.68%, and 0.66% of the Fund’s average daily net assets for Class A shares, Institutional Class shares, and Class R6 shares, respectively, from Oct. 4, 2019 to Dec. 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Institutional Class	Class R6

Total annual operating expenses (without fee waivers)	1.02%	0.77%	0.79%
Net expenses (including fee waivers, if any)	0.90%	0.68%	0.66%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021 for all classes.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Dec. 31, 2009 through Dec. 31, 2019

Institutional Class shares

Average annual total returns from May 1, 2013 (inception date) through Dec. 31, 2019

Performance summaries

Delaware Tax-Free New Jersey Fund

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Dec. 31, 2009, and includes the effect of a 4.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of Dec. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on May 1, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of May 1, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 22. Please note additional details on pages 21 through 24.

The Bloomberg Barclays Municipal Bond Index

measures the total return performance of the long-term, investment grade tax-exempt bond market.

The ICE BofA US Municipal Securities Index tracks the performance of US dollar-denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and an investment grade rating (based on an average of Moody’s, S&P, and Fitch).

The ICE BofA US Municipal High Yield Securities Index, mentioned on page 5, tracks the performance of US dollar-denominated, below-investment-grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

The ICE BofA BBB Municipal Securities Index, mentioned on page 5, is a subset of the ICE BofA US Municipal Securities Index, including all securities rated BBB1 through BBB3.

The S&P 500 Index, mentioned on page 5, measures the performance of 500 mostly large-cap stocks weighted by market value and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FINJX	245912779
Institutional Class	FINLX	245912761
Class R6	FINNX	245912753

Performance summaries
Delaware Tax-Free New York II Fund	December 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 423-4026 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through December 31, 2019

	1 year	5 year	10 year	Lifetime
Class A (Est. June 4, 1984)
Excluding sales charge	+7.42%	+2.70%	+3.58%	—
Including sales charge	+3.14%	+1.86%	+3.16%	—
Institutional Class (Est. May 1, 2013)
Excluding sales charge	+7.68%	+3.01%	—	+2.74%
Including sales charge	+7.68%	+3.01%	—	+2.74%
Class R6 (Est. May 1, 2013)
Excluding sales charge	+7.68%	+2.95%	—	+2.74%
Including sales charge	+7.68%	+2.95%	—	+2.74%
Bloomberg Barclays Municipal Bond Index	+7.54%	+3.53%	+4.34%	—
ICE BofA US Municipal Securities Index	+7.74%	+3.60%	+4.49%	—

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 26. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of the predecessor fund contained a 4.00% sales charge. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

Performance summaries
Delaware Tax-Free New York II Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

LIBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.86%, 0.60%, and 0.62% of the Fund’s average daily net assets for Class A shares, Institutional Class shares, and Class R6 shares, respectively, from Oct. 4, 2019 to Dec. 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Institutional Class	Class R6
Total annual operating expenses (without fee waivers)	0.94%	0.69%	0.70%
Net expenses (including fee waivers, if any)	0.86%	0.60%	0.62%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021 for all classes.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Dec. 31, 2009 through Dec. 31, 2019

Institutional Class shares

Average annual total returns from May 1, 2013 (inception date) through Dec. 31, 2019

Performance summaries
Delaware Tax-Free New York II Fund

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Dec. 31, 2009, and includes the effect of a 4.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of Dec. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on May 1, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of May 1, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 26. Please note additional details on pages 25 through 28.

The Bloomberg Barclays Municipal Bond Index

measures the total return performance of the long-term, investment grade tax-exempt bond market.

The ICE BofA US Municipal Securities Index tracks the performance of US dollar-denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and an investment grade rating (based on an average of Moody’s, S&P, and Fitch).

The ICE BofA US Municipal High Yield Securities Index, mentioned on page 5, tracks the performance of US dollar-denominated, below-investment-grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

The ICE BofA BBB Municipal Securities Index, mentioned on page 5, is a subset of the ICE BofA US Municipal Securities Index, including all securities rated BBB1 through BBB3.

The S&P 500 Index, mentioned on page 5, measures the performance of 500 mostly large-cap stocks weighted by market value and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FNYFX	245912746
Institutional Class	FNYJX	245912738
Class R6	FNYHX	245912720

Performance summaries
Delaware Tax-Free Oregon Fund	December 31, 2019 (Unaudited)

The performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 800 423-4026 or visiting delawarefunds.com/performance.

Fund and benchmark performance[1,2]	Average annual total returns through December 31, 2019
	1 year	5 year	10 year	Lifetime
Class A (Est. May 4, 1992)
Excluding sales charge	+5.78%	+2.35%	+3.31%	—
Including sales charge	+1.57%	+1.51%	+2.90%	—
Institutional Class (Est. May 1, 2013)
Excluding sales charge	+6.03%	+2.65%	—	+2.27%
Including sales charge	+6.03%	+2.65%	—	+2.27%
Class R6 (Est. May 1, 2013)
Excluding sales charge	+6.05%	+2.59%	—	+2.27%
Including sales charge	+6.05%	+2.59%	—	+2.27%
Bloomberg Barclays Municipal Bond Index	+7.54%	+3.53%	+4.34%	—
ICE BofA US Municipal Securities Index	+7.74%	+3.60%	+4.49%	—

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. Returns reflect the reinvestment of all distributions and are presented both with and without the applicable sales charges described below. Returns do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Expense limitations were in effect for certain classes during some or all of the periods shown in the “Fund and benchmark performance” table. Expenses for each class are listed on the “Fund expense ratios” table on page 30. Performance would have been lower had expense limitations not been in effect.

Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Institutional Class shares pay no distribution and service (12b-1) fee.

Class A shares are sold with a maximum front-end sales charge of 4.50%, and have an annual 12b-1 fee of 0.25% of average daily net assets. Performance of the predecessor fund contained a 4.00% sales charge. Performance for Class A shares, excluding sales charges, assumes that no front-end sales charge applied.

Class R6 shares are available only to certain investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries. Class R6 shares pay no 12b-1 fee.

Fixed income securities and bond funds can lose value, and investors can lose principal, as interest rates rise. They also may be affected by economic

Performance summaries
Delaware Tax-Free Oregon Fund

conditions that hinder an issuer’s ability to make interest and principal payments on its debt.

The Fund may also be subject to prepayment risk, the risk that the principal of a bond that is held by a portfolio will be prepaid prior to maturity, at the time when interest rates are lower than what the bond was paying. A portfolio may then have to reinvest that money at a lower interest rate.

High yielding, non-investment-grade bonds (junk bonds) involve higher risk than investment grade bonds.

Substantially all dividend income derived from tax-free funds is exempt from federal income tax. Some income may be subject to state or local and/or the federal alternative minimum tax (AMT) that applies to certain investors. Capital gains, if any, are taxable.

Duration number will change as market conditions change. Therefore, duration should not be solely relied upon to indicate a municipal bond fund’s potential volatility.

LIBOR risk is the risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

2The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the following “Fund expense ratios” table. Delaware Management Company has agreed to reimburse certain expenses and/or waive certain fees in order to prevent total annual fund operating expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale and dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, nonroutine expenses)) from exceeding 0.91%, 0.66%, and 0.67% of the Fund’s average daily net assets for Class A shares, Institutional Class shares, and Class R6 shares, respectively, from Oct. 4, 2019 to Dec. 31, 2019.* Please see the most recent prospectus and any applicable supplement(s) for additional information on these fee waivers and/or reimbursements. Please see the “Financial highlights” section in this report for the most recent expense ratios.

Fund expense ratios	Class A	Institutional Class	Class R6
Total annual operating expenses (without fee waivers)	1.02%	0.77%	0.80%
Net expenses (including fee waivers, if any)	0.91%	0.66%	0.67%
Type of waiver	Contractual	Contractual	Contractual

*The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021 for all classes.

Performance of a $10,000 investment1

Class A shares

Average annual total returns from Dec. 31, 2009 through Dec. 31, 2019

Institutional Class shares

Average annual total returns from May 1, 2013 (inception date) through Dec. 31, 2019

Performance summaries
Delaware Tax-Free Oregon Fund

1The returns shown for periods on or prior to Oct. 4, 2019 reflect the performance, expenses, and sales charges of the First Investors predecessor fund. The First Investors predecessor fund was reorganized into the Fund after the close of business on Oct. 4, 2019. The returns shown for periods after Oct. 4, 2019 reflect the performance, expenses, and sales charges of the Fund. The “Performance of a $10,000 investment” graph for Class A shares assumes $10,000 invested in Class A shares of the Fund on Dec. 31, 2009, and includes the effect of a 4.00% front-end sales charge and the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of Dec. 31, 2009.

The “Performance of a $10,000 investment” graph for Institutional Class shares assumes $10,000 invested in Institutional Class shares of the Fund on May 1, 2013, and includes the reinvestment of all distributions. The graph also assumes $10,000 invested in the Bloomberg Barclays Municipal Bond Index and the ICE BofA US Municipal Securities Index as of May 1, 2013.

The graphs do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares. Expense limitations were in effect for some or all of the periods shown. Performance would have been lower had expense limitations not been in effect. Expenses are listed in the “Fund expense ratios” table on page 30. Please note additional details on pages 29 through 32.

The Bloomberg Barclays Municipal Bond Index

measures the total return performance of the long-term, investment grade tax-exempt bond market.

The ICE BofA US Municipal Securities Index tracks the performance of US dollar-denominated investment grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market. Qualifying securities must have at least one year remaining term to final maturity, at least 18 months to final maturity at the time of issuance, a fixed coupon schedule, and an investment grade rating (based on an average of Moody’s, S&P, and Fitch).

The ICE BofA US Municipal High Yield Securities Index, mentioned on page 5, tracks the performance of US dollar-denominated, below-investment-grade tax-exempt debt publicly issued by US states and territories, and their political subdivisions, in the US domestic market.

The ICE BofA BBB Municipal Securities Index, mentioned on page 5, is a subset of the ICE BofA US Municipal Securities Index, including all securities rated BBB1 through BBB3.

The S&P 500 Index, mentioned on page 5, measures the performance of 500 mostly large-cap stocks weighted by market value and is often used to represent performance of the US stock market.

Index performance returns do not reflect any management fees, transaction costs, or expenses. Indices are unmanaged and one cannot invest directly in an index. Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

	Nasdaq symbols	CUSIPs
Class A	FTORX	245912712
Institutional Class	FTOTX	245912696
Class R6	FTOUX	245912688

Disclosure of Fund expenses

For the six-month period from July 1, 2019 to December 31, 2019 (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These following examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from July 1, 2019 to Dec. 31, 2019.

Actual expenses

The first section of the tables shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the tables shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Funds’ expenses shown in the tables reflect fee waivers in effect and assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from July 1, 2019 to December 31, 2019 (Unaudited)

Delaware Tax-Exempt Income Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Annualized Expense Ratio	Expenses Paid During Period 7/1/19 to 12/31/19*
Actual Fund return†
Class A	$1,000.00	$1,017.50	0.84%	$4.27
Institutional Class**	1,000.00	1,018.30	0.68%	3.46
Class R6***	1,000.00	1,018.30	0.62%	3.15
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.97	0.84%	$4.28
Institutional Class**	1,000.00	1,021.78	0.68%	3.47
Class R6***	1,000.00	1,022.08	0.62%	3.16

Delaware Tax-Exempt Opportunities Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Annualized Expense Ratio	Expenses Paid During Period 7/1/19 to 12/31/19*
Actual Fund return†
Class A	$1,000.00	$1,020.60	0.99%	$5.04
Institutional Class**	1,000.00	1,021.80	0.72%	3.67
Class R6***	1,000.00	1,021.40	0.80%	4.08
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.21	0.99%	$5.04
Institutional Class**	1,000.00	1,021.58	0.72%	3.67
Class R6***	1,000.00	1,021.17	0.80%	4.08

Delaware Tax-Free California II Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Annualized Expense Ratio	Expenses Paid During Period 7/1/19 to 12/31/19*
Actual Fund return†
Class A	$1,000.00	$1,020.60	1.01%	$5.14
Institutional Class**	1,000.00	1,021.90	0.73%	3.72
Class R6***	1,000.00	1,022.00	0.73%	3.72
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.11	1.01%	$5.14
Institutional Class**	1,000.00	1,021.53	0.73%	3.72
Class R6***	1,000.00	1,021.53	0.73%	3.72

Delaware Tax-Free New Jersey Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Annualized Expense Ratio	Expenses Paid During Period 7/1/19 to 12/31/19*
Actual Fund return†
Class A	$1,000.00	$1,017.40	0.98%	$4.98
Institutional Class**	1,000.00	1,019.00	0.79%	4.02
Class R6***	1,000.00	1,019.50	0.72%	3.66
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.27	0.98%	$4.99
Institutional Class**	1,000.00	1,021.22	0.79%	4.02
Class R6***	1,000.00	1,021.58	0.72%	3.67

Disclosure of Fund expenses

For the six-month period from July 1, 2019 to December 31, 2019 (Unaudited)

Delaware Tax-Free New York II Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Annualized Expense Ratio	Expenses Paid During Period 7/1/19 to 12/31/19*
Actual Fund return†
Class A	$1,000.00	$1,020.20	0.89%	$4.53
Institutional Class**	1,000.00	1,021.20	0.66%	3.36
Class R6***	1,000.00	1,021.40	0.64%	3.26
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.72	0.89%	$4.53
Institutional Class**	1,000.00	1,021.88	0.66%	3.36
Class R6***	1,000.00	1,021.98	0.64%	3.26

Delaware Tax-Free Oregon Fund

Expense analysis of an investment of $1,000

	Beginning Account Value 7/1/19	Ending Account Value 12/31/19	Annualized Expense Ratio	Expenses Paid During Period 7/1/19 to 12/31/19*
Actual Fund return†
Class A	$1,000.00	$1,016.80	0.96%	$4.88
Institutional Class**	1,000.00	1,018.70	0.71%	3.61
Class R6***	1,000.00	1,018.70	0.71%	3.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.37	0.96%	$4.89
Institutional Class**	1,000.00	1,021.63	0.71%	3.62
Class R6***	1,000.00	1,021.63	0.71%	3.62

*“

Expenses Paid During Period” are equal to the relevant Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.

***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

†	Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

Security type / sector / state / territory allocations

Delaware Tax-Exempt Income Fund	As of December 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	98.18%
Corporate Revenue Bonds	5.47%
Education Revenue Bonds	8.09%
Electric Revenue Bonds	5.30%
Healthcare Revenue Bonds	5.34%
Lease Revenue Bonds	4.74%
Local General Obligation Bonds	5.22%
Pre-Refunded/Escrowed to Maturity Bonds	2.88%
Special Tax Revenue Bonds	19.75%
State General Obligation Bond	12.13%
Transportation Revenue Bonds	21.87%
Water & Sewer Revenue Bonds	7.39%
Short-Term Investments	0.62%
Total Value of Securities	98.80%
Receivables and Other Assets Net of Liabilities	1.20%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Exempt Income Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alaska	0.16%
Arizona	2.01%
California	8.25%
Colorado	1.16%
District of Columbia	3.45%
Florida	6.03%
Georgia	3.44%
Idaho	0.16%
Illinois	2.30%
Indiana	1.22%
Louisiana	0.90%
Massachusetts	4.63%
Michigan	2.43%
Mississippi	0.18%
New Jersey	7.05%
New York	28.34%
Ohio	0.40%
Oklahoma	1.05%
Oregon	1.22%
Pennsylvania	5.27%

Security type / sector / state / territory allocations
Delaware Tax-Exempt Income Fund

State / territory	Percentage of net assets
Puerto Rico	2.33%
South Carolina	1.29%
Texas	7.68%
Utah	3.40%
Virginia	0.60%
Washington	1.38%
Wisconsin	2.47%
Total Value of Securities	98.80%

Security type / sector / state / territory allocations
Delaware Tax-Exempt Opportunities Fund	As of December 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets

Municipal Bonds*	99.52%
Corporate Revenue Bonds	4.84%
Education Revenue Bonds	14.01%
Electric Revenue Bonds	1.12%
Healthcare Revenue Bonds	7.96%
Housing Revenue Bonds	0.51%
Lease Revenue Bonds	5.28%
Local General Obligation Bonds	12.72%
Pre-Refunded Bonds	5.08%
Resource Recovery Revenue Bond	0.47%
Special Tax Revenue Bonds	14.07%
State General Obligation Bonds	5.41%
Transportation Revenue Bonds	23.24%
Water & Sewer Revenue Bonds	4.81%
Short-Term Investment	0.52%
Total Value of Securities	100.04%
Liabilities Net of Receivables and Other Assets	(0.04%)
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Exempt Opportunities Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Alaska	0.14%
Arizona	1.49%
California	10.72%
Colorado	3.45%
Connecticut	1.29%
District of Columbia	1.11%
Florida	5.15%
Georgia	2.23%
Hawaii	2.92%
Idaho	0.09%
Illinois	3.26%
Louisiana	0.87%
Massachusetts	6.03%
Michigan	3.80%
Minnesota	0.62%
Mississippi	0.31%
Missouri	1.29%
New Jersey	4.25%

Security type / sector / state / territory allocations
Delaware Tax-Exempt Opportunities Fund

State / territory	Percentage of net assets
New York	16.15%
North Carolina	2.40%
Ohio	2.53%
Oregon	1.21%
Pennsylvania	8.04%
Puerto Rico	2.43%
Rhode Island	0.37%
South Carolina	0.26%
Tennessee	2.12%
Texas	11.57%
Utah	1.68%
Virginia	1.86%
Washington	0.20%
Wisconsin	0.20%
Total Value of Securities	100.04%

Security type / sector / state / territory allocations
Delaware Tax-Free California II Fund	As of December 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.04%
Corporate Revenue Bonds	1.64%
Education Revenue Bonds	14.20%
Electric Revenue Bond	2.75%
Healthcare Revenue Bonds	4.83%
Housing Revenue Bonds	2.08%
Lease Revenue Bonds	8.59%
Local General Obligation Bonds	13.98%
Pre-Refunded/Escrowed to Maturity Bonds	7.58%
Special Tax Revenue Bonds	8.11%
State General Obligation Bonds	7.74%
Transportation Revenue Bonds	20.95%
Water & Sewer Revenue Bonds	5.59%
Short-Term Investment	0.92%
Total Value of Securities	98.96%
Receivables and Other Assets Net of Liabilities	1.04%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free California II Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
California	94.68%
Guam	1.01%
Puerto Rico	2.75%
US Virgin Islands	0.52%
Total Value of Securities	98.96%

Security type / sector / state / territory allocations
Delaware Tax-Free New Jersey Fund	As of December 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	97.52%
Corporate Revenue Bonds	5.55%
Education Revenue Bonds	14.28%
Healthcare Revenue Bonds	7.69%
Housing Revenue Bonds	3.94%
Lease Revenue Bonds	12.45%
Local General Obligation Bonds	15.20%
Pre-Refunded Bond	2.52%
Resource Recovery Revenue Bonds	0.62%
Special Tax Revenue Bonds	19.34%
Transportation Revenue Bonds	15.93%
Short-Term Investment	0.72%
Total Value of Securities	98.24%
Receivables and Other Assets Net of Liabilities	1.76%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New Jersey Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	1.05%
New Jersey	85.29%
New York	2.83%
Pennsylvania	5.66%
Puerto Rico	2.93%
US Virgin Islands	0.48%
Total Value of Securities	98.24%

Security type / sector / state / territory allocations
Delaware Tax-Free New York II Fund	As of December 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.28%
Corporate Revenue Bonds	3.11%
Education Revenue Bonds	29.65%
Electric Revenue Bonds	7.23%
Healthcare Revenue Bond	0.41%
Housing Revenue Bond	1.39%
Lease Revenue Bonds	6.76%
Local General Obligation Bonds	5.18%
Pre-Refunded Bonds	0.79%
Special Tax Revenue Bonds	25.23%
Transportation Revenue Bonds	11.59%
Water & Sewer Revenue Bonds	6.94%
Short-Term Investment	0.58%
Total Value of Securities	98.86%
Receivables and Other Assets Net of Liabilities	1.14%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free New York II Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	1.17%
New York	94.63%
Puerto Rico	2.84%
US Virgin Islands	0.22%
Total Value of Securities	98.86%

Security type / sector / state / territory allocations
Delaware Tax-Free Oregon Fund	As of December 31, 2019 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials.

Security type / sector	Percentage of net assets
Municipal Bonds*	98.44%
Corporate Revenue Bond	0.60%
Education Revenue Bonds	8.05%
Electric Revenue Bond	4.63%
Healthcare Revenue Bonds	9.43%
Housing Revenue Bonds	3.70%
Local General Obligation Bonds	33.39%
Pre-Refunded Bonds	11.53%
Special Tax Revenue Bonds	8.14%
State General Obligation Bond	2.65%
Transportation Revenue Bonds	8.87%
Water & Sewer Revenue Bonds	7.45%
Total Value of Securities	98.44%
Receivables and Other Assets Net of Liabilities	1.56%
Total Net Assets	100.00%

*As of the date of this report, Delaware Tax-Free Oregon Fund held bonds issued by or on behalf of territories and the states of the US as follows:

State / territory	Percentage of net assets
Guam	0.94%
Oregon	94.21%
Puerto Rico	2.79%
US Virgin Islands	0.50%
Total Value of Securities	98.44%

Schedules of investments
Delaware Tax-Exempt Income Fund	December 31, 2019

	Principal amount°	Value (US $)

Municipal Bonds – 98.18%

Corporate Revenue Bonds – 5.47%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 4.875% 11/1/24	2,650,000	$2,768,481
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo) Series A-2 5.875% 6/1/47	900,000	904,176
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT)#	875,000	882,761
Jefferson County, Texas Industrial Development
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #	875,000	906,334
Michigan Tobacco Settlement Financing Authority
Revenue Asset-Backed
Series A 6.00% 6/1/48	875,000	884,126
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	4,500,000	5,156,190
New Jersey Tobacco Settlement Financing Corporation
(Subordinate Revenue Refunding Bonds) Series B 5.00% 6/1/46	3,500,000	3,901,135
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/33 (AMT)	5,000,000	6,000,400
Northern Tobacco Securitization, Alaska
(Tobacco Settlement Asset-Backed Bonds) Series A 5.00% 6/1/46	875,000	877,196
Salt Verde, Arizona Financial Corporation Senior Gas Revenue 5.00% 12/1/37	1,000,000	1,337,550
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(Jasper Pellets, LLC Project) 144A 7.00% 11/1/38 (AMT)#	875,000	914,078
(South Carolina SAVES Green Community Program - AAC East LLC Project) Series A 144A 7.00% 5/1/39 (AMT)#	900,000	915,894
Suffolk Tobacco Asset Securitization, New York
Series B 6.00% 6/1/48	750,000	751,245
(Capital Appreciation) Series C 6.625% 6/1/44	700,000	735,147
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed) Series C 2.398% 6/1/47 ^	13,795,000	1,671,402

Schedules of investments
Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation)
Series B 5.20% 6/1/46	875,000	$879,891
Series D 2.601% 6/1/47 ^	6,955,000	777,569

		30,263,575

Education Revenue Bonds – 8.09%
Arizona Industrial Development Authority Revenue
(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	920,229
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	940,984
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	500,000	531,525
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	700,000	773,829
Dauphin County, Pennsylvania General Authority Revenue
(The Harrisburg University Science and Technology Project) 144A 5.00% 10/15/34 #	875,000	982,686
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	1,395,985
4.00% 7/1/44	740,000	800,451
Fulton County, Georgia Development Authority
(Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,812,008
Massachusetts Development Finance Agency
(Harvard University Issue) Series A 5.00% 7/15/40	5,000,000	7,233,500
Massachusetts Educational Financing Authority
Series A 5.25% 1/1/28	740,000	740,673
Massachusetts School Building Authority
Series C 5.00% 8/15/37	10,000,000	11,743,400
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	10,000,000	12,001,300
Newark, Texas Higher Education Finance
(Village Tech Schools) Series A 5.125% 8/15/47	875,000	885,299
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/39 #	500,000	534,950
Utah State Charter School Finance Authority Revenue
(Wallace Stegner Academy Project) Series A 144A 5.00% 6/15/39 #	675,000	726,658

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Yonkers, New York Economic Development Corporation Education Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 4.00% 10/15/29	230,000	$247,949
Series A 5.00% 10/15/39	420,000	473,273

		44,744,699

Electric Revenue Bonds – 5.30%
Houston, Texas Combined Utility System Revenue
(First Lien) Series B 5.00% 11/15/33	5,360,000	6,051,815
Piedmont Municipal Power Agency, South Carolina
Series D 5.75% 1/1/34 (AGC)	5,000,000	5,311,250
Salt River, Arizona Project Agricultural Improvement &
Power District Electric Systems Revenue
Series A 5.00% 1/1/38	5,000,000	6,028,850
Utility Debt Securitization Authority, New York
(Restructuring Bonds) 5.00% 12/15/37	10,000,000	11,905,000

		29,296,915

Healthcare Revenue Bonds – 5.34%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	1,600,000	2,383,968
California Municipal Finance Authority Revenue
Series A 144A 5.00% 11/1/39 #	1,775,000	2,006,762
Capital Trust Agency, Florida
(Sarasota-Manatee Jewish Housing Council, Inc. Project) 144A 5.00% 7/1/46 #	875,000	940,695
(Tuscan Gardens Palm Coast Project) Series A 144A 7.00% 10/1/49 #	350,000	339,741
Collier County, Florida Industrial Development Authority Revenue
(The Arlington of Naples Project) Series A 144A 8.125% 5/15/44 #‡	775,000	727,748
Colorado Health Facilities Authority Revenue
(Ralston Creek at Arvada Project) Series A 5.25% 11/1/32	875,000	893,506
(Sanford Health)
Series A 5.00% 11/1/44	825,000	993,234
Series A 5.00% 11/1/49	1,515,000	1,809,637
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	943,329
(The Terraces of Phoenix Project) 5.00% 7/1/48	875,000	943,119

Schedules of investments

Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Idaho Health Facilities Authority Revenue
(The Terraces of Boise Project) Series A 8.00% 10/1/44	775,000	$864,761
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.50% 5/15/54	875,000	925,365
King County, Washington Public Hospital District No.4
Series A 6.25% 12/1/45	875,000	924,621
Lake County Port & Economic Development Authority, Ohio
(Tapestry Wickliffe, LLC Project) Series A 144A 6.75% 12/1/52 #	805,000	813,766
Lee County, Florida Industrial Development Authority
(The Preserve Project) Series A 144A 5.75% 12/1/52 #	850,000	903,745
Montgomery County, Ohio
(Trousdale Foundation Properties) Series A 144A 6.25% 4/1/49 #	445,000	497,786
Nassau County, New York Industrial Development Agency
(Amsterdam at Harborside) Series A 6.70% 1/1/49	875,000	865,279
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,000,000	1,009,340
Series A 144A 6.75% 12/1/53 #	875,000	885,430
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Vista Grande Villa Project) Series A 144A 6.50% 7/1/50 #	825,000	618,750
Seminole County, Florida Industrial Development Authority (Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,710,000	2,703,198
Series B 4.25% 11/15/26	2,940,000	2,941,852
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(C.C. Young Memorial Home Project) Series A 6.375% 2/15/48	825,000	925,188
(MRC Stevenson Oaks Project) Series A 144A 10.00% 3/15/23 #	875,000	1,038,651
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 7.00% 7/1/45 #	800,000	879,264
Woodloch Health Facilities Development, Missouri
(Inspired Living at Missouri City Project) Series A 144A 7.125% 12/1/51 #‡	800,000	720,000

		29,498,735

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds – 4.74%
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Cameron Parish, Louisiana Gomesa Project) 144A 5.65% 11/1/37 #	875,000	$983,518
Miami-Dade County, Florida School Board
Series B 5.00% 5/1/28	6,720,000	7,865,894
New Jersey State Transportation Trust Fund Authority
(Transportation System)
Series A 5.00% 12/15/25	5,000,000	5,849,400
Series A 5.75% 6/15/23 (NATL)	5,000,000	5,700,150
New York City, New York Transitional Finance Authority
Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,832,750

		26,231,712

Local General Obligation Bonds – 5.22%
Blue Lake Metropolitan District No.3, Colorado
Series A 5.25% 12/1/48	525,000	537,185
Chicago, Illinois Board of Education
Series A 5.00% 12/1/41	860,000	894,056
Crowfoot Valley Ranch Metropolitan District No. 2, Colorado
Series A 5.75% 12/1/48	1,000,000	1,049,280
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40 (PSF)	8,000,000	9,319,200
New York City, New York
Series F-1 5.00% 6/1/34	5,000,000	5,861,950
San Antonio, Texas Independent School District 5.00% 8/15/29 (PSF)	8,475,000	10,303,736
South Maryland Creek Ranch Metropolitan District, Colorado
Series A 5.625% 12/1/47	875,000	908,653

		28,874,060

Pre-Refunded/Escrowed to Maturity Bonds – 2.88%
Manatee County, Florida School District
Series A 5.625% 7/1/31-21 (AGM)§	5,000,000	5,335,200
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/30-22§	5,000,000	5,486,300
San Antonio, Texas Airport System Revenue
Series A 5.25% 7/1/35-20 (AGM)§	5,000,000	5,101,800

		15,923,300

Schedules of investments

Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds – 19.75%
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,000,000	$5,748,200
Central Puget Sound, Washington Regional Transit Authority
(Green Bonds) Series S-1 5.00% 11/1/45	5,000,000	5,811,350
Dallas, Texas Area Rapid Transit
Series A 5.00% 12/1/34	5,000,000	5,819,550
Georgia State Environmental Loan Acquisition
(Local Government Loan) 5.125% 3/15/31	2,510,000	2,510,000
Indiana Finance Authority Revenue
(Green Bonds) Series B 5.00% 2/1/28	5,570,000	6,750,227
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	875,000	892,456
Louisiana Regional Transit Authority
(Capital Appreciation) 0.00% 12/1/21 (NATL)^	3,305,000	3,116,119
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	6,022,050
New York City, New York Transitional Finance Authority
Future Tax Secured
Series B-1 5.00% 8/1/42	5,000,000	5,696,350
Series D-1 5.00% 11/1/38	7,500,000	7,992,225
Series E-1 5.00% 2/1/35	5,000,000	6,047,850
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	5,000,000	5,865,450
Series B 5.00% 3/15/35	5,000,000	5,381,250
(General Purpose) Series D 5.00% 2/15/37	5,000,000	5,358,700
New York State Urban Development Revenue
(General Purpose) Series B 5.00% 3/15/35	10,000,000	11,806,500
Orange County, California Local Transportation Authority 5.00% 2/15/39	5,000,000	6,335,200
Port Authority of Allegheny County, Pennsylvania 5.00% 3/1/25	5,000,000	5,207,650
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	5,015,000	5,248,298
Series A-2 4.329% 7/1/40	7,500,000	7,621,650

		109,231,075

State General Obligation Bond – 12.13%
California State 5.00% 8/1/33	5,000,000	5,884,850

	Principal amount°	Value (US $)

Municipal Bonds (continued)

State General Obligation Bond (continued)
California State
5.00% 9/1/35	8,000,000	$9,698,960
(School Facilities) 5.00% 11/1/30	5,000,000	5,719,800
(Various Purposes) 5.00% 10/1/26	5,000,000	6,221,450
5.25% 9/1/30	5,000,000	5,736,600
Commonwealth of Massachusetts
Series A 5.00% 7/1/37	5,000,000	5,884,400
District of Columbia Revenue
Series B 6.00% 6/1/21 (NATL)	5,000,000	5,344,250
Series C 5.00% 6/1/34	10,000,000	11,525,500
Illinois State
(Rebuild Illinois Program) Series B 4.00% 11/1/34	4,545,000	4,869,104
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	5,000,000	6,207,350

		67,092,264

Transportation Revenue Bonds – 21.87%
Atlanta, Georgia Department of Aviation
Series C 5.25% 1/1/30 (AGM)	5,000,000	5,200,600
(Airport Revenue) Series B 4.00% 7/1/49 (AMT)	1,500,000	1,654,965
Chicago, Illinois O’Hare International Airport Revenue
(Senior Lien) Series A 5.00% 1/1/37 (AMT)	5,000,000	6,053,150
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	5,073,098
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	6,523,536
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/43	1,860,000	2,006,122
Series E 5.00% 1/1/32	5,050,000	6,267,151
New York State Thruway Authority
Series J 5.00% 1/1/32	5,000,000	5,672,800
Series K 5.00% 1/1/31	6,250,000	7,313,125
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,812,750
Pennsylvania Turnpike Commission Revenue
Series B 5.00% 12/1/45	5,000,000	5,746,600
Series C 5.00% 12/1/43	6,000,000	6,699,600
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	8,343,580
5.00% 10/15/29 (AMT)	3,105,000	3,669,427

Schedules of investments

Delaware Tax-Exempt Income Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Port Beaumont Navigation District, Texas
(Allegiant Industrial Island Park Project) 144A
8.00% 2/1/39 (AMT)#	1,250,000	$1,400,488
Salt Lake City, Utah Airport Revenue
(Senior Lien)
Series A 5.00% 7/1/36 (AMT)	10,000,000	12,068,000
Series A 5.00% 7/1/38 (AMT)	5,000,000	5,994,700
South Jersey Transportation Authority, New Jersey
Series A 5.00% 11/1/28 (AGM)	175,000	220,700
Series A 5.00% 11/1/29 (AGM)	1,500,000	1,914,975
Series A 5.00% 11/1/30 (AGM)	1,500,000	1,900,530
Superior City, Wisconsin
(Midwest Energy Resources Company Project) Series E
6.90% 8/1/21 (NATL)	12,000,000	13,028,160
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45 (AGM)	6,300,000	7,385,175
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project)
Series A 144A 7.00% 6/1/46 (AMT)#	875,000	984,016

		120,933,248

Water & Sewer Revenue Bonds – 7.39%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35	5,000,000	5,876,000
New York City, New York Municipal Water Finance
Authority Water & Sewer System Revenue
Series A 6.00% 6/15/21 (AGM)	22,000,000	23,572,780
Series EE 5.00% 6/15/39	5,000,000	5,914,200
Philadelphia, Pennsylvania Water & Wastewater Revenue
5.00% 11/1/28	5,000,000	5,520,500

		40,883,480

Total Municipal Bonds (cost $508,429,379)		542,973,063

Short-Term Investments – 0.62%
Variable Rate Demand Notes – 0.62%¤
Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Bond Program)
Series B-4 1.70% 12/1/35 (LOC - TD Bank N.A.)	200,000	200,000
Geisinger Authority Health System Revenue, Pennsylvania
(Geisinger Health System) Series A
1.59% 5/15/35 (SPA - TD Bank N.A.)	350,000	350,000

	Principal amount°	Value (US $)

Short-Term Investments (continued)

Mississippi Business Finance Corporation Gulf Opportunity
Zone Industrial Development Revenue (Chevron USA)
Series G 1.60% 12/1/30	1,000,000	$1,000,000
New York, New York City Municipal Water Finance
Authority Water & Sewer System Revenue Series A-2 1.57% 6/15/44 (SPA - Mizuho Bank)	1,900,000	1,900,000

Total Short-Term Investments (cost $3,450,000)		3,450,000

Total Value of Securities – 98.80% (cost $511,879,379)		$546,423,063

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2019, the aggregate value of Rule 144A securities was $24,672,084, which represents 4.46% of the Fund’s net assets. See Note 11 in “Notes to financial statements.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 11 in ”Notes to financial statements.“

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

PSF – Guaranteed by Permanent School Fund

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Exempt Opportunities Fund	December 31, 2019

	Principal amount°	Value (US $)

Municipal Bonds – 99.52%

Corporate Revenue Bonds – 4.84%
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior Turbo)
Series A-2 5.75% 6/1/34	125,000	$125,624
Series A-2 5.875% 6/1/47	5,075,000	5,098,548
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #	375,000	378,326
Golden State Tobacco Securitization Settlement Revenue, California
(Asset-Backed) Series B 5.00% 6/1/47	500,000	517,170
Jefferson County, Texas Industrial Development Revenue
(TRP Crude Marketing, LLC Project) 144A 7.75% 4/1/39 #	500,000	517,905
Michigan Tobacco Settlement Finance Authority Revenue
Series A 6.00% 6/1/48	525,000	530,476
Minneapolis, Minnesota Community Planning & Economic Development Department
(Limited Tax Supported Common Bond Fund) Series A 6.25% 12/1/30	300,000	313,374
Monroe County, Michigan Economic Development Revenue
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	500,000	572,910
New Jersey Tobacco Settlement Financing Corporation
(Subordinate Revenue Refunding Bonds) Series B 5.00% 6/1/46	2,510,000	2,797,671
New York Transportation Development Special Facilities Revenue
(Delta Airlines, Inc.- LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/33 (AMT)	3,000,000	3,600,240
Northern Tobacco Securitization, Alaska
(Asset-Backed) Series A 5.00% 6/1/46	525,000	526,318
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(Jasper Pellets, LLC Project) Series A 144A 7.00% 11/1/38 (AMT) #	375,000	391,747
(South Carolina SAVES Green Community Program - AAC East LLC Project) Series A 144A 7.00% 5/1/39 (AMT) #	600,000	610,596
Suffolk Tobacco Asset Securitization, New York
Series B 6.00% 6/1/48	200,000	200,332
Series B 6.625% 6/1/44	300,000	315,063
Virginia Tobacco Settlement Financing
Series B-2 5.20% 6/1/46	375,000	377,096

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Corporate Revenue Bonds (continued)
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.398% 6/1/47 ^	11,205,000	$1,357,598
Series D 2.601% 6/1/47 ^	4,940,000	552,292

		18,783,286

Education Revenue Bonds – 14.01%
Arizona Industrial Development Authority Revenue
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) 144A 5.00% 7/15/49 #	375,000	409,110
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	525,845
(Odyssey Preparatory Academy Project) 144A 5.50% 7/1/52 #	375,000	403,279
(Somerset Academy of Las Vegas - Lone Mountain Campus Project) 144A 5.00% 12/15/49 #	500,000	548,735
BIBB County, Georgia Development Authority Revenue
(Macon State College Student Housing Project) Series A 5.75% 7/1/40 (AGM)	2,500,000	2,660,625
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	400,000	425,220
California Educational Facilities Authority Revenue
(Stanford University)
Series T-1 5.00% 3/15/39	13,750,000	19,800,825
Series V-1 5.00% 5/1/49	950,000	1,458,925
California Municipal Finance Authority Revenue
Series A 144A 5.50% 6/1/53 #	300,000	331,641
California School Finance Authority
(ICEF - View Park Elementary & Middle Schools) Series A 4.75% 10/1/24	355,000	377,550
Capital Trust Agency, Florida
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	1,500,000	1,566,105
Colorado Educational & Cultural Facilities Authority Revenue
(Rocky Mountain Classical Academy Project) Series B-4 144A 5.00% 10/1/59 #	2,670,000	2,901,729
Dauphin County, Pennsylvania General Authority Revenue
(The Harrisburg University of Science and Technology Project)
144A 5.00% 10/15/34 #	375,000	421,151
144A 5.125% 10/15/41 #	150,000	166,578
Delaware County, Pennsylvania Authority College Revenue
(Haverford College) Series A 5.00% 10/1/42	1,500,000	1,778,700

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/44	500,000	$540,845
4.00% 7/1/49	1,375,000	1,480,105
Manatee County School District, Florida 5.00% 10/1/32 (AGM)	1,250,000	1,513,913
Maricopa County, Arizona Industrial Development Authority Revenue
(Creighton University Project) Series A 4.00% 7/1/50	2,290,000	2,528,458
Massachusetts Development Finance Agency Revenue
(Boston College) Series T 5.00% 7/1/39	1,000,000	1,207,670
(Emerson College) 5.00% 1/1/38	500,000	587,695
(Williams College) Series S 4.00% 7/1/46	300,000	331,902
Massachusetts Educational Financing Authority Revenue Series I 6.00% 1/1/28	140,000	140,130
Newark Higher Education Finance Revenue, Texas (Village Tech Schools) Series A 5.125% 8/15/47	375,000	379,414
Ohio Higher Educational Facility Revenue
(University of Dayton 2011 Project) Series A 5.375% 12/1/30	500,000	517,370
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A 5.00% 6/15/49 #	1,000,000	1,055,460
Pennsylvania State Public School Building Authority
(Northampton County Area Community College Project) 5.50% 3/1/31	500,000	522,095
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Cornerstone Charter Academy Project) 144A 5.125% 2/1/46 #	500,000	518,320
Rhode Island Health & Educational Building Revenue
(University of Rhode Island Auxiliary Enterprise) Series B 5.25% 9/15/29 (AGC)	1,415,000	1,419,160
Summit County, Ohio Development Finance Authority Revenue
(Austen Bioinnovation Institute In Akron Project) 5.375% 12/1/30	1,000,000	1,037,990
Town of Davie, Florida
(Nova Southeastern University Project) 5.00% 4/1/38	3,000,000	3,541,170
University of Massachusetts Building Authority Revenue
Senior Series 2013-1 5.00% 11/1/39	1,000,000	1,096,190

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
Utah Charter School Finance Authority Revenue
(Wallace Stegner Academy Project) 144A 5.00% 6/15/49 #	1,590,000	$1,690,472
Yonkers, New York Economic Development Revenue
(Lamartine/Warburton LLC – Charter School of Educational Excellence Project) Series A 5.00% 10/15/54	465,000	512,611

		54,396,988

Electric Revenue Bonds – 1.12%
Long Island, New York Power Authority
Series B 5.00% 9/1/41	3,000,000	3,536,460
Minnesota Municipal Power Agency Electric Revenue
5.25% 10/1/35	250,000	257,345
Richmond, Virginia Public Utility Revenue
Series A 5.00% 1/15/38	500,000	552,620

		4,346,425

Healthcare Revenue Bonds – 7.96%
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A1 5.00% 11/1/47	750,000	1,117,485
California Municipal Finance Authority Revenue
Series A 144A 5.00% 11/1/49 #	950,000	1,052,591
Capital Trust Agency, Florida
(Sarasota-Manatee Jewish Housing Council, Inc. Project) Series A 144A 5.00% 7/1/46 #	500,000	537,540
(Tuscan Gardens Palm Coast Project)
Series A 144A 6.75% 10/1/37 #	150,000	146,499
Series A 144A 7.00% 10/1/49 #	320,000	310,621
Collier County, Florida Industrial Development Authority Revenue
(The Arlington of Naples Project) Series A 144A 8.125% 5/15/44 #‡	335,000	314,575
Colorado Health Facilities Authority Revenue
(Cappella of Grand Junction Project) Series A 144A 5.00% 12/1/54 #	1,635,000	1,691,784
(Ralston Creek at Arvada Project) Series A 5.25% 11/1/32	375,000	382,931
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	415,000	447,407
(The Beatitudes Campus Project)
5.00% 11/15/45	200,000	213,376
5.00% 11/15/53	300,000	320,349
(The Terraces of Phoenix Project) 5.00% 7/1/48	375,000	404,194

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Hospital Facilities Authority of Multnomah County, Oregon
(Mirabella at South Waterfront) 5.40% 10/1/44	500,000	$543,905
Hospitals & Higher Education Facilities Authority of Philadelphia, Pennsylvania
(The Children’s Hospital of Philadelphia Project) Series D 5.00% 7/1/32	500,000	527,135
Idaho Health Facilities Authority Revenue
(The Terraces of Boise Project) Series A 8.00% 10/1/44	330,000	368,221
Illinois Finance Authority Revenue
(Admiral at Lake Project) 5.50% 5/15/54	375,000	396,585
King County, Washington Public Hospital District No. 4
(Snoqualmie Valley Hospital) Series A 6.25% 12/1/45	375,000	396,266
Lake County Port & Economic Development Authority Revenue, Ohio
(Tapestry Wickliffe, LLC Project) Series A 144A 6.75% 12/1/52 #	495,000	500,391
Lee County Industrial Development Authority, Florida
(The Preserve Project) Series A 144A 5.75% 12/1/52 #	475,000	505,034
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A-1 5.00% 1/1/49	2,500,000	2,586,000
Miami-Dade County, Florida Health Facilities Authority Revenue
(Nicklaus Children’s Hospital Project) 5.00% 8/1/42	1,500,000	1,765,830
Minnesota Agricultural & Economic Development Board Revenue
(Essenthia Health Obligated Group) Series C-1 5.00% 2/15/30 (AGC)	750,000	752,805
Montgomery, Ohio
(Trousdale Foundation Properties)
Senior Series A 144A 6.00% 4/1/38 #	250,000	278,303
Senior Series A 144A 6.25% 4/1/49 #	250,000	279,655
Nash Health Care Systems Revenue, North Carolina 5.50% 11/1/26 (AGM)	1,000,000	1,018,500
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam House Continuing Care Retirement Community) Series A 6.70% 1/1/49	375,000	370,834
New Hope, Texas Cultural Education Facilities Finance
(Presbyterian Village North Project) Series A1 5.25% 10/1/49	500,000	550,250

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
Norfolk, Virginia Economic Development Authority Revenue
(Sentara Healthcare) Series B 5.00% 11/1/43	1,000,000	$1,082,870
Pennsylvania Economic Development Financing Authority
First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,500,000	1,514,010
Series A 144A 6.75% 12/1/53 #	500,000	505,960
Public Finance Authority, Wisconsin Airport Facilities Revenue
(Vista Grande Villa Project) 144A 6.50% 7/1/50 #	350,000	262,500
Seminole County Industrial Development Authority, Florida
(Legacy Pointe at UCF Project)
4.25% 11/15/26	2,060,000	2,061,298
5.50% 11/15/49	2,000,000	2,004,380
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	2,500,000	2,435,000
Tarrant County, Texas Cultural Education Facilities Finance
(Buckner Senior Living - Ventana Project) 6.75% 11/15/47	500,000	579,350
(C.C. Young Memorial Home Project) 6.375% 2/15/48	350,000	392,504
(MRC Stevenson Oaks Project) 144A 10.00% 3/15/23 #	375,000	445,136
University of North Carolina Board of Governors
(University of North Carolina Hospitals at Chapel Hill) 5.00% 2/1/46	500,000	576,405
Washington State Housing Finance Commission
(Heron’s Key) Series A 144A 7.00% 7/1/45 #	350,000	384,678
Winchester, Virginia Economic Development Authority Revenue
(Valley Health System Obligated Group) 5.00% 1/1/35	500,000	582,925
Woodloch Health Facilities Development, Texas
(Inspired Living at Missouri City Project) Series A-1 144A 7.125% 12/1/51 #‡	345,000	310,500

		30,916,582

Housing Revenue Bonds – 0.51%
California Community Housing Agency
(Annadel Apartments) Series A 144A 5.00% 4/1/49 #	600,000	667,032
Massachusetts Housing Finance Agency
Series A 5.25% 12/1/35 (FHA)	1,000,000	1,016,160
Minnesota Housing Finance Agency
(Rental Housing) Series A 5.05% 8/1/31	300,000	313,473

		1,996,665

Schedules of investments

Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Lease Revenue Bonds – 5.28%
Connecticut State Health & Educational Facilities Authority
(State Supported Child Care) 5.00% 7/1/28	1,000,000	$1,050,230
Kansas City, Missouri
(Downtown Streetcar Project)
Series A 5.00% 9/1/34	4,000,000	4,010,440
Series A 5.00% 9/1/37	1,000,000	1,002,510
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(Cameron Parish, Louisiana Gomesa Project) Series A-1 144A 5.65% 11/1/37 #	375,000	421,507
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	1,000,000	1,045,310
Series A 5.00% 6/15/50	1,000,000	1,152,520
Michigan State Building Authority
(Facilities Program) Series I-A 5.00% 10/15/29	1,000,000	1,062,960
Minnesota Housing Finance Agency
(Non Profit Housing Bonds State Appropriation) 5.00% 8/1/31	250,000	264,515
New Jersey State Transportation Trust Fund Authority
Series A 5.00% 12/15/28	2,000,000	2,413,460
Series AA 5.00% 6/15/29	2,205,000	2,651,777
New York City, New York Transitional Finance Authority
Building Aid Revenue
Series S-1 5.00% 7/15/37	5,000,000	5,439,700

		20,514,929

Local General Obligation Bonds – 12.72%
Blue Lake Metropolitan District No. 3, Colorado
Series A 5.25% 12/1/48	225,000	230,222
Cheltenham Township School District, Pennsylvania
Series C 5.00% 3/15/38	1,000,000	1,146,520
Chicago, Illinois Board of Education
Series A 5.00% 12/1/41	365,000	379,454
Crowfoot Valley Ranch Metropolitan District No. 2, Colorado
Series A 5.75% 12/1/48	500,000	524,640
Defiance City School District, Ohio
(Various Purposes) 5.00% 12/1/39	500,000	548,135
Goodrich Area School District, Michigan
5.50% 5/1/32	1,000,000	1,056,580
New York City, New York
Subseries B-1 5.00% 12/1/37	4,500,000	5,384,790

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds (continued)
New York City, New York
Subseries B-1 5.00% 12/1/41	5,000,000	$5,922,200
Subseries F-1 5.00% 4/1/35	2,000,000	2,466,520
Northwest Independent School District, Texas
5.00% 2/15/42 (PSF)	10,000,000	11,660,500
5.00% 2/15/45 (PSF)	1,335,000	1,524,129
Penn Delco School District, Pennsylvania
Series A 5.00% 6/1/34	1,000,000	1,115,390
Pittsburgh, Pennsylvania
5.00% 9/1/35	1,000,000	1,209,470
Powhatan, Virginia
5.00% 1/15/32	500,000	500,650
Quincy, Massachusetts
5.00% 12/1/28	500,000	517,440
Rockwall Independent School District, Texas
5.00% 2/15/46 (PSF)	10,000,000	11,431,200
South Maryland Creek Ranch Metropolitan District, Colorado
Series A 5.625% 12/1/47	500,000	519,230
Waterbury, Connecticut
5.00% 12/1/32	1,000,000	1,121,220
Wayne, Michigan
Series A 5.00% 2/1/30 (AGM)	1,000,000	1,002,740
Woodland Hills School District, Pennsylvania
5.00% 9/1/43 (BAM)	1,000,000	1,163,470

		49,424,500

Pre-Refunded Bonds – 5.08%
Bemidji, Minnesota
5.00% 2/1/28-21 §	500,000	520,885
Broward, Florida Airport System Revenue
Series A 5.25% 10/1/30-23 §	5,000,000	5,749,100
Bucks County, Pennsylvania Water & Sewer Authority
Series A 5.00% 12/1/35-20 (AGM) §	1,000,000	1,035,810
Dare, North Carolina Utilities System Revenue
5.00% 2/1/31-21 §	465,000	484,679
Erie, Pennsylvania Parking Authority Revenue
5.20% 9/1/35-20 (AGM) §	260,000	266,963
Hartford, Connecticut
Series A 5.00% 4/1/31-21 §	855,000	895,108
Kent Hospital Finance Authority, Michigan
(Spectrum Health System) Series A 5.00% 11/15/29-21 §	1,000,000	1,072,040

Schedules of investments

Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Lansing, Michigan Board of Water & Light
Series A 5.50% 7/1/41-21 §	5,000,000	$5,318,250
Little Elm Independent School District, Texas
5.00% 8/15/37-21 (PSF) §	2,165,000	2,302,066
Massachusetts School Building Authority
Series B 5.00% 10/15/32-21 §	1,000,000	1,069,770
Washington County, Virginia Industrial Development Authority
5.25% 8/1/30-20 §	1,000,000	1,024,000

		19,738,671

Resource Recovery Revenue Bond – 0.47%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	1,750,000	1,817,777

		1,817,777

Special Tax Revenue Bonds – 14.07%
Allentown, Pennsylvania Neighborhood Improvement Zone
Development Authority Revenue
(City Center Refunding Project) Series A 144A 5.00% 5/1/42 #	500,000	561,475
Georgia State Environmental Loan Acquisition
5.125% 3/15/31	800,000	800,000
Illinois State
Series B 6.00% 6/15/26 (NATL)	1,000,000	1,232,380
Juban Crossing Economic Development District, Louisiana
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	375,000	382,481
Los Angeles County, California Metropolitan Transportation Authority
Series A 5.00% 7/1/44	2,500,000	3,073,425
Metropolitan Transportation Authority Revenue, New York
(Dedicated Tax Fund Refunding Green Bonds) Series B-2 5.00% 11/15/36	4,110,000	4,950,125
New York City, New York Transitional Finance Authority
Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/37	2,500,000	3,071,500
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/39	4,000,000	4,812,120
Series A 5.00% 3/15/41	1,000,000	1,197,870
Series A 5.00% 3/15/42	6,120,000	7,315,664
Series B 5.00% 3/15/34	5,000,000	5,385,300
New York State Urban Development Revenue
5.00% 3/15/37	4,000,000	4,948,040

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Port Authority of Allegheny County, Pennsylvania
(Special Revenue Transportation Refunding Bonds)
5.25% 3/1/24	6,000,000	$6,271,380
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	4,758,000	4,979,342
Series A-1 5.00% 7/1/58	3,195,000	3,397,978
Series A-2 4.329% 7/1/40	1,055,000	1,072,112
Virginia Resources Authority
Series B 5.00% 11/1/45	1,000,000	1,186,440

		54,637,632

State General Obligation Bonds – 5.41%
California State
Various Purposes 5.00% 4/1/37	5,000,000	5,591,050
Commonwealth of Massachusetts
Series A 5.50% 8/1/30 (AMBAC)	1,000,000	1,361,550
Series E 5.00% 8/1/35	5,000,000	5,285,450
Illinois State
Series B 4.00% 11/1/39	5,380,000	5,668,906
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	2,500,000	3,103,675

		21,010,631

Transportation Revenue Bonds – 23.24%
Alamo Regional Mobility Authority, Texas
5.00% 6/15/46	3,610,000	4,120,887
Atlanta, Georgia Airport General Revenue
Series C 5.25% 1/1/30	5,000,000	5,195,500
Bay Area, California Toll Authority
Series S-H 5.00% 4/1/44	1,000,000	1,243,470
Chicago, Illinois O’Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	1,690,000	2,045,965
Series A 5.00% 1/1/38 (AMT)	600,000	723,372
Dallas Fort Worth, Texas International Airport
Series F 5.25% 11/1/30	5,000,000	5,713,900
Denver, Colorado City & County Airport System Revenue
Series A 5.00% 12/1/43 (AMT)	6,000,000	7,147,920
Erie, Pennsylvania Parking Authority
5.20% 9/1/35 (AGM)	740,000	756,990
Massachusetts Port Authority
Series A 5.00% 7/1/37 (AMT)	4,000,000	4,942,520
Series A 5.00% 7/1/39 (AMT)	2,945,000	3,616,313
Series A 5.00% 7/1/40 (AMT)	1,825,000	2,234,968

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Transportation Revenue Bonds (continued)
Metropolitan Nashville, Tennessee Airport Authority
Series A 5.00% 7/1/45	5,020,000	$5,804,024
Metropolitan Washington, District of Columbia Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects)
Series B 4.00% 10/1/49	1,000,000	1,094,630
Montgomery County, Texas Toll Road Authority
5.00% 9/15/37	1,750,000	1,972,705
New Jersey State Turnpike Authority Turnpike Revenue
Series E 5.00% 1/1/45	6,000,000	6,843,960
North Carolina Turnpike Authority
5.00% 1/1/36 (AGM)	5,890,000	7,231,035
North Texas Tollway Authority Revenue
(First Tier) Series B 5.00% 1/1/40	2,000,000	2,189,480
Ohio Turnpike & Infrastructure Commission
(Infrastructure Projects) Series A-1 5.00% 2/15/28	300,000	333,447
Pennsylvania Turnpike Commission Revenue
Series A-2 5.00% 12/1/43	2,000,000	2,425,200
Series B 5.00% 12/1/45	635,000	729,818
Series C 5.00% 12/1/39	2,500,000	2,847,050
Series C 5.00% 12/1/44	1,000,000	1,130,990
Port Beaumont Navigation District, Texas
(Allegiant Industrial Island Park Project) 144A 8.00% 2/1/39 #	750,000	840,293
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	4,000,000	4,827,200
San Francisco, California City & County Airports Commission
Series A 5.00% 5/1/44 (AMT)	5,000,000	6,042,700
State of Hawaii Harbor System Revenue
Series A 5.25% 7/1/30 (AGM)	2,500,000	2,549,125
Washington, District of Columbia Metropolitan Area Transit Authority
5.00% 7/1/43	1,000,000	1,197,780
Wayne County, Michigan Airport Authority
(Detroit Metropolitan Wayne County Airport)
Series A 5.00% 12/1/42	2,500,000	2,730,200
Series D 5.00% 12/1/45 (AGM)	750,000	879,188
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project)
144A 7.00% 6/1/46 (AMT) #	775,000	871,557

		90,282,187

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 4.81%
Delaware County, Pennsylvania Regional Water Quality Control Authority
5.00% 5/1/40	500,000	$573,500
Honolulu, Hawaii Wastewater System Revenue
Series A 5.00% 7/1/40	7,600,000	8,786,436
Metropolitan District, Connecticut
Series A 5.00% 4/1/36	1,000,000	1,073,350
Mississippi Development Bank
(City of Jackson, Mississippi Water and Sewer System
Revenue Bond Project) 6.75% 12/1/30 (AGM)	1,000,000	1,187,060
Newtown Township, Pennsylvania Sewer Authority
5.00% 9/1/43	2,500,000	2,937,325
North Penn, Pennsylvania Water Authority
5.00% 11/1/32	500,000	531,690
Philadelphia, Pennsylvania Water & Wastewater Revenue
5.00% 11/1/28	1,000,000	1,104,100
Saginaw, Michigan Water Supply System Revenue
Series A 5.00% 7/1/31 (AGM)	500,000	530,000
Stamford, Connecticut Water Pollution Control System & Facility Revenue
Series A 5.50% 8/15/38	750,000	859,515
Toledo, Ohio Water System Revenue
5.00% 11/15/38	1,000,000	1,104,330

		18,687,306

Total Municipal Bonds (cost $362,662,202)		386,553,579

Short-Term Investment – 0.52%
Variable Rate Demand Note – 0.52%¤
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue 1.57% 6/15/44 (SPA - Mizuho Bank)	2,000,000 2,000,000	2,000,000 2,000,000

Total Short-Term Investment (cost $2,000,000)		2,000,000

Total Value of Securities - 100.04%
(cost $364,662,202)		$388,553,579

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2019, the aggregate value of Rule 144A securities was $27,464,118, which represents 7.07% of the Fund’s net assets. See Note 11 in “Notes to financial statements.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the

Schedules of investments
Delaware Tax-Exempt Opportunities Fund

issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 11 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

‡	Non-income producing security. Security is currently in default.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
FHA – Federal Housing Administration
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free California II Fund	December 31, 2019

	Principal amount°	Value (US $)

Municipal Bonds – 98.04%

Corporate Revenue Bonds – 1.64%
California Pollution Control Financing Authority Revenue
(CalPlant I Project) 144A 8.00% 7/1/39 (AMT) #	300,000	$302,661
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A-2 5.00% 6/1/47	400,000	413,736

		716,397

Education Revenue Bonds – 14.20%
California Educational Facilities Authority Revenue
(Harvey Mudd College) 5.25% 12/1/31	500,000	539,315
(Stanford University) 5.25% 4/1/40	1,100,000	1,648,438
California Municipal Finance Authority
(Emerson College Issue) Series B 5.00% 1/1/32	1,000,000	1,210,310
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	250,000	259,775
California School Finance Authority
(ICEF - View Park Elementary and Middle Schools)
Series A 5.625% 10/1/34	300,000	333,588
Series A 5.875% 10/1/44	300,000	331,431
(Inspire Charter Schools) Series B 144A 3.00% 7/15/20 #	300,000	300,315
California Statewide Communities Development Authority
College Housing Revenue
(NCCD - Hooper Street LLC - California College of the Arts Project) 144A 5.25% 7/1/52 #	550,000	631,493
California Statewide Communities Development Authority
Student Housing Revenue
(Provident Group - Pomona Properties LLC Project)
Series A 144A 5.75% 1/15/45 #	300,000	322,752
University of California
Series AZ 5.00% 5/15/43	500,000	613,420

		6,190,837

Electric Revenue Bond – 2.75%
Los Angeles Department of Water & Power Revenue
(Power System Revenue) Series A 5.00% 7/1/42	1,000,000	1,197,570

		1,197,570

Healthcare Revenue Bonds – 4.83%
California Health Facilities Financing Authority Revenue
(Sutter Health) Series A 5.00% 8/15/43	1,000,000	1,158,950
California Municipal Finance Authority
(Social Bonds - HealthRight 360) Series A 144A 5.00% 11/1/49 #	550,000	609,395

Schedules of investments
Delaware Tax-Free California II Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Healthcare Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center) Series A 144A 5.25% 12/1/56 #	300,000	$337,209

		2,105,554
Housing Revenue Bonds – 2.08%
California Community Housing Agency
(Annadel Apartments) Series A 144A 5.00% 4/1/49 #	300,000	333,516
California Housing Finance Agency
Series 2 4.00% 3/20/33	500,000	572,740

		906,256

Lease Revenue Bonds – 8.59%
California Municipal Finance Authority
(Orange County Civic Center Infrastructure Improvement Program - Phase II) 5.00% 6/1/43	750,000	904,793
California State Public Works Board Lease Revenue
(Various Capital Projects) Series I 5.50% 11/1/30	1,000,000	1,156,120
(Various Judicial Council Projects) Series D 5.00% 12/1/29	500,000	536,065
Golden State Tobacco Securitization Settlement Revenue
(Asset-Backed) Series A 5.00% 6/1/45	1,000,000	1,148,480

		3,745,458

Local General Obligation Bonds – 13.98%
Fresno Unified School District
(Election 2016) Series A 5.00% 8/1/41	1,000,000	1,187,760
Los Angeles Unified School District
(Election 2008) Series A 5.00% 7/1/40	1,000,000	1,170,870
Moreno Valley Unified School District
(Election 2014) Series B 5.00% 8/1/43 (AGM)	1,000,000	1,227,150
Natomas Unified School District
(1999 Refunding) 5.95% 9/1/21 (NATL)	185,000	191,941
New Haven Unified School District
(Election 2014) Series A 5.00% 8/1/40	1,000,000	1,156,450
San Diego Unified School District
(Election 2012) Series F 5.00% 7/1/40	1,000,000	1,161,760

		6,095,931

Pre-Refunded/Escrowed to Maturity Bonds – 7.58%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S4 5.00% 4/1/32-23 §	1,000,000	1,131,480
California State Public Works Board Lease Revenue
(Trustees of the California State University) Series E 5.00% 9/1/33-22 §	1,000,000	1,109,520

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded/Escrowed to Maturity Bonds (continued)
Centinela Valley Union High School District
(Election 2010) Series A 5.00% 8/1/31-21 §	500,000	$532,610
San Joaquin County Transportation Authority
(Limited Tax - Measure K) Series A 5.75% 3/1/28-21 §	250,000	263,880
West Contra Costa Unified School District (2010 Election)
Series A 5.25% 8/1/32-21 (AGM) §	250,000	267,283

		3,304,773

Special Tax Revenue Bonds – 8.11%
Los Angeles County Metropolitan Transportation Authority
(Senior) Series B 5.00% 7/1/32	500,000	640,075
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	1,035,000	1,083,148
Series A-2 4.329% 7/1/40	115,000	116,865
Sacramento Transient Occupancy Tax Revenue
(Convention Center Complex) Series A 5.00% 6/1/38	1,200,000	1,467,576
Virgin Islands Public Finance Authority Revenue
(Matching Fund Loan Senior Lien)
Series 2 5.00% 10/1/29	100,000	100,438
Series A 4.00% 10/1/22	130,000	127,642

		3,535,744

State General Obligation Bonds – 7.74%
California State
(Various Purposes) 5.00% 9/1/31	1,000,000	1,137,230
5.00% 4/1/37	2,000,000	2,236,420

		3,373,650

Transportation Revenue Bonds – 20.95%
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-H 5.00% 4/1/44	2,000,000	2,486,940
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	440,306
San Francisco City & County Airports Commission
(San Francisco International Airport) Series A 5.00% 5/1/34 (AMT)	2,000,000	2,482,640
San Francisco Municipal Transportation Agency Revenue
5.00% 3/1/32	1,000,000	1,117,960
San Jose, California Airport Revenue
Series B 5.00% 3/1/36	575,000	702,725
Series B 5.00% 3/1/37	570,000	695,297
Series B 5.00% 3/1/42	1,000,000	1,206,300

		9,132,168

Schedules of investments
Delaware Tax-Free California II Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Water & Sewer Revenue Bonds – 5.59%
Los Angeles Wastewater System Revenue
Series B 5.00% 6/1/35	1,000,000	$1,191,050
(Subordinate Revenue Green Bonds) Series A 5.00% 6/1/38	1,000,000	1,243,910

		2,434,960

Total Municipal Bonds (cost $39,289,240)		42,739,298

Short-Term Investment – 0.92%

Variable Rate Demand Note – 0.92%¤
Regents of The University of California Medical Center
Pooled Revenue Subseries B-2 1.35% 5/15/32	400,000	400,000

Total Short-Term Investment (cost $400,000)		400,000

Total Value of Securities – 98.96% (cost $39,689,240)		$43,139,298

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2019, the aggregate value of Rule 144A securities was $3,097,116, which represents 7.10% of the Fund’s net assets. See Note 11 in “Notes to financial statements.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 11 in ”Notes to financial statements.“

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

ICEF – Inner City Education Foundation

LLC – Limited Liability Corporation

NATL – Insured by National Public Finance Guarantee Corporation

NCCD – National Campus and Community Development

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New Jersey Fund	December 31, 2019

	Principal amount°	Value (US $)

Municipal Bonds – 97.52%

Corporate Revenue Bonds – 5.55%
Cape May County Industrial Pollution Control Financing Authority Revenue
(Atlantic City Electric Company) Series A 6.80% 3/1/21 (NATL)	1,665,000	$1,767,148
New Jersey Tobacco Settlement Financing Corporation
(Subordinate) Series B 5.00% 6/1/46	500,000	557,305

		2,324,453

Education Revenue Bonds – 14.28%
New Jersey Educational Facilities Authority Revenue
(Montclair State University)
Series A 5.00% 7/1/39	1,000,000	1,125,490
Series D 5.00% 7/1/36	1,000,000	1,157,320
(Princeton University) Series I 5.00% 7/1/32	2,000,000	2,494,700
(Ramapo College) Series A 5.00% 7/1/35 (AGM)	1,000,000	1,201,180

		5,978,690

Healthcare Revenue Bonds – 7.69%
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack Meridian Health Obligated Group) 5.00% 7/1/35	1,000,000	1,210,440
(Princeton Healthcare) 5.00% 7/1/39	1,000,000	1,171,090
(Valley Health System Obligated Group) 4.00% 7/1/44	750,000	837,525

		3,219,055

Housing Revenue Bonds – 3.94%
New Jersey Housing & Mortgage Finance Agency
(Single Family Housing) Series D 4.00% 4/1/25 (AMT)	1,500,000	1,651,065

		1,651,065

Lease Revenue Bonds – 12.45%
Garden State Preservation Trust
Series A 5.75% 11/1/28 (AGM)	1,000,000	1,252,410
Hudson County Improvement Authority Revenue
(Hudson County Lease Project) 5.375% 10/1/24 (AGM)	1,000,000	1,190,550
Mercer County Improvement Authority Revenue
(Courthouse Annex Project) 5.00% 9/1/40	1,000,000	1,166,050
New Jersey State Transportation Trust Fund Authority Revenue
(Transportation System)
Series A 5.00% 12/15/23	500,000	564,235
Series B 5.50% 12/15/20 (NATL)	1,000,000	1,038,740

		5,211,985

Schedules of investments
Delaware Tax-Free New Jersey Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds – 15.20%
Bayonne
(School Refunding Bonds) 5.00% 7/1/39 (BAM)	500,000	$579,630
Belleville Board of Education 4.00% 9/1/37 (BAM)	1,000,000	1,082,460
Ewing Township Board of Education 4.00% 7/15/36	1,000,000	1,127,160
Hudson
(Energy Savings Obligation) 4.00% 6/15/38	1,370,000	1,543,880
Livingston Township School District 5.00% 7/15/37	1,000,000	1,173,310
Morris Hills Regional School District
(Energy Savings Obligation) 5.00% 7/15/39	330,000	388,941
Township of Montclair
(Parking Utility Refunding Bonds) Series A 5.00% 1/1/37	415,000	471,731

		6,367,112

Pre-Refunded Bond – 2.52%
Elizabeth 5.25% 4/15/27-21 (AGM) §	1,000,000	1,053,510

		1,053,510

Resource Recovery Revenue Bonds – 0.62%
Union County, New Jersey Improvement Authority
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	250,000	259,683

		259,683

Special Tax Revenue Bonds – 19.34%
Bergen County Improvement Authority Revenue
(Guaranteed Governmental Pooled Loan) Series B 5.00% 2/15/39	1,000,000	1,140,520
Burlington County Bridge Commission
(Governmental Loan Program) 4.00% 8/1/35	465,000	534,815
4.00% 8/1/36	480,000	550,488
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	1,000,000	1,149,640
Essex County, New Jersey Improvement Authority Revenue
5.50% 10/1/27 (NATL)	1,000,000	1,309,000
Gloucester County Improvement Authority Revenue
(Rowan University Project) 5.00% 7/1/44	750,000	927,263

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Special Tax Revenue Bonds (continued)
Hudson County Improvement Authority Revenue
(Guttenberg General Obligation Bond Project) 5.00% 8/1/42	500,000	$575,500
Monmouth County Improvement Authority Revenue 5.00% 1/15/29	190,000	197,391
Series A 4.00% 8/1/38	250,000	290,065
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.75% 7/1/53	1,060,000	1,109,311
Series A-2 4.329% 7/1/40	115,000	116,865
Virgin Islands Public Finance Authority
(Matching Fund Loan Note) 5.00% 10/1/29	100,000	100,438
Series A 4.00% 10/1/22	100,000	98,186

		8,099,482

Transportation Revenue Bonds – 15.93%
Delaware River Joint Toll Bridge Commission
(Pennsylvania - New Jersey) 5.00% 7/1/33	500,000	613,030
5.00% 7/1/34	250,000	305,877
Series A 5.00% 7/1/44	250,000	307,885
Delaware River Port Authority Revenue 5.00% 1/1/30	1,000,000	1,144,310
New Jersey Turnpike Authority Revenue
Series A 5.00% 1/1/28	1,000,000	1,160,460
Series A 5.00% 1/1/48	500,000	607,505
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	440,306
Port Authority of New York & New Jersey 5.00% 10/15/41	1,000,000	1,185,710
South Jersey Transportation Authority Revenue
Series A 5.00% 11/1/33 (AGM)	725,000	906,685

		6,671,768

Total Municipal Bonds (cost $37,857,763)		40,836,803

Schedules of investments

Delaware Tax-Free New Jersey Fund

	Number of shares	Value (US $)

Short-Term Investment – 0.72%

Variable Rate Demand Note – 0.72%¤
New Jersey Health Care Facilities Financing Authority Revenue (Vitua Health Issue) Series B
1.30% 7/1/43 (LOC- JPMorgan Chase Bank N.A.)	300,000	$300,000

Total Short-Term Investment (cost $300,000)		300,000

Total Value of Securities – 98.24% (cost $38,157,763)		$41,136,803

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2019, the aggregate value of Rule 144A securities was $259,683, which represents 0.62% of the Fund’s net assets. See Note 11 in “Notes to financial statements.

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 11 in ”Notes to financial statements.“

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Summary of abbreviations:

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

BAM – Insured by Build America Mutual

LOC – Letter of Credit

N.A. – National Association

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free New York II Fund	December 31, 2019

	Principal amount°	Value (US $)

Municipal Bonds – 98.28%

Corporate Revenue Bonds – 3.11%
New York City Industrial Development Agency Revenue
(Queens Baseball Stadium) 6.125% 1/1/29 (AGC)	1,250,000	$1,254,913
New York Transportation Development Revenue
(Delta Air Lines LaGuardia Airport Terminals C&D
Redevelopment Project) 5.00% 1/1/33 (AMT)	1,000,000	1,200,080
Suffolk Tobacco Asset Securitization
Series B 6.00% 6/1/48	175,000	175,291
Series C 6.625% 6/1/44	150,000	157,531
TSASC
(Subordinate) Series B 5.00% 6/1/45	750,000	758,295
Westchester Tobacco Asset Securitization
(Subordinate) Series C 5.00% 6/1/45	750,000	766,703

		4,312,813

Education Revenue Bonds – 29.65%
Buffalo & Erie County Industrial Land Development
(Buffalo State College Foundation Housing Project)
Series A 6.00% 10/1/31	1,000,000	1,057,670
Build NYC Resource, New York
(New Dawn Charter Schools Project) 144A 5.75% 2/1/49 #	700,000	744,135
Dutchess County Local Development Revenue
(Vassar College Project) 5.00% 7/1/35	1,000,000	1,211,990
5.00% 7/1/36	1,000,000	1,208,960
5.00% 7/1/37	1,000,000	1,204,580
Madison County Capital Resource Revenue
(Colgate University Refunding Project) 5.00% 7/1/35	1,000,000	1,167,470
Series B 5.00% 7/1/39	1,000,000	1,158,070
Monroe County Industrial Development Revenue
(University Of Rochester) Series A 5.00% 7/1/37	1,000,000	1,213,870
New York State Dormitory Authority Revenue
5.625% 10/1/29 (AGC)	375,000	376,271
Series A 5.00% 7/1/25	1,140,000	1,161,808
(Colgate University) 6.00% 7/1/21 (NATL)	1,020,000	1,068,205
(Dormitory Facilities)
Series A 5.00% 7/1/35	1,050,000	1,301,779
Series A 5.00% 7/1/37	2,200,000	2,710,884
Series A 5.00% 7/1/42	1,645,000	1,967,519
(New York University)
Series A 5.00% 7/1/36	2,000,000	2,413,020
Series A 5.00% 7/1/37	1,000,000	1,121,180

Schedules of investments

Delaware Tax-Free New York II Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(New York University)
Series A 5.00% 7/1/39	2,000,000	$2,395,740
(School Districts Financing Program) 5.00% 10/1/42 (AGM)	3,565,000	4,305,985
(Second General Resolution University of New York)
6.00% 7/1/20 (AGM)	1,545,000	1,582,142
(Skidmore College) Series A 5.00% 7/1/27	500,000	526,935
(State University) 5.25% 5/15/21	500,000	517,710
(Vaughn College Of Aeronautics And Technology) 144A 5.50% 12/1/46 #	300,000	326,172
Onondaga County Trust For Cultural Resources
(Syracuse University Project)
4.00% 12/1/49	1,500,000	1,720,380
5.00% 12/1/30	1,000,000	1,145,690
Saratoga County Capital Resource Revenue
(Skidmore College Project)
5.00% 7/1/43	3,570,000	4,291,390
5.00% 7/1/48	1,000,000	1,197,640
Schenectady County Capital Resource Revenue
(Union College Project) 5.00% 1/1/40	1,100,000	1,296,372
Yonkers Economic Development
(Charter School Of Educational Excellence Project)
Series A 5.00% 10/15/49	640,000	711,072

		41,104,639

Electric Revenue Bonds – 7.23%
Long Island Power Authority Electric System Revenue
5.00% 9/1/39	2,000,000	2,437,980
5.00% 9/1/42	3,210,000	3,840,990
Series A 5.00% 9/1/44	1,200,000	1,356,684
Series B 5.00% 9/1/41	1,000,000	1,178,820
Utility Debt Securitization Authority Revenue
(Restructuring) Series A 5.00% 12/15/34	1,000,000	1,211,350

		10,025,824

Healthcare Revenue Bond – 0.41%
Nassau County Industrial Development Agency
(Amsterdam House Continuing Care Retirement Community) Series A 6.50% 1/1/34	571,875	574,843

		574,843

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Housing Revenue Bond – 1.39%
New York City Housing Development Revenue
Series L 5.00% 11/1/26	1,840,000	$1,925,505

		1,925,505

Lease Revenue Bonds – 6.76%
Hudson Yards Infrastructure Revenue
5.75% 2/15/47	730,000	765,463
New York State Dormitory Authority Revenue
(Court Facilities Lease) Series A
5.50% 5/15/27 (AMBAC)	2,500,000	3,213,300
New York State Environmental Facilities Revenue
(New York City Municipal Water Finance Authority Projects) Series B 5.00% 6/15/43	2,175,000	2,659,242
Syracuse Industrial Development Agency Revenue
(Syracuse City School District Project) 5.00% 5/1/27	2,600,000	2,730,390

		9,368,395

Local General Obligation Bonds – 5.18%
New York, General Obligation
Subseries B-1 5.00% 12/1/34	3,000,000	3,624,840
Subseries F-1 5.00% 4/1/35	1,895,000	2,337,028
Subseries F-1 5.00% 4/1/39	1,000,000	1,219,010

		7,180,878

Pre-Refunded Bonds – 0.79%
Hudson Yards Infrastructure Revenue
5.75% 2/15/47-21§	30,000	31,582
New York State Dormitory Authority Revenue
(Fordham University) Series A 5.00% 7/1/28-21§	1,000,000	1,060,880

		1,092,462

Special Tax Revenue Bonds – 25.23%
Metropolitan Transportation Authority Revenue
(Climate Certified)	3,000,000	3,698,310
5.00% 11/15/35
5.00% 11/15/36	3,500,000	4,215,435
New York City Transitional Finance Authority Building Aid Revenue
Series S-3 5.00% 7/15/37	1,000,000	1,228,600
New York City Transitional Finance Authority Future Tax Secured Revenue
(Subordinate)
Series C 5.00% 11/1/33	1,000,000	1,031,700
Subseries B-1 5.00% 8/1/42	2,000,000	2,278,540
Subseries D-1 5.00% 2/1/28	2,500,000	2,603,050

Schedules of investments

Delaware Tax-Free New York II Fund

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Industrial Development Agency
(Yankee Stadium Project) 7.00% 3/1/49 (AGC)	1,000,000	$1,010,000
New York Convention Center Development Revenue
(Hotel Unit Fee Secured) 5.00% 11/15/40	1,000,000	1,178,000
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/36	3,000,000	3,699,330
Series A 5.00% 3/15/38	3,250,000	3,663,855
(General Purpose) Series A 5.00% 3/15/40	5,000,000	6,122,100
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	3,405,000	3,563,401
Series A-2 4.329% 7/1/40	370,000	376,001
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note) 5.00% 10/1/29	170,000	170,745
Series A 4.00% 10/1/22	135,000	132,551

		34,971,618

Transportation Revenue Bonds – 11.59%
New York State Thruway Authority Revenue
Series K 5.00% 1/1/31	1,000,000	1,170,100
Series L 5.00% 1/1/35	1,435,000	1,778,381
Niagara Frontier Transportation Authority Revenue
(Buffalo Niagara International Airport) 5.00% 4/1/33 (AMT)	715,000	874,995
5.00% 4/1/35 (AMT)	775,000	942,129
5.00% 4/1/37 (AMT)	750,000	906,067
5.00% 4/1/39 (AMT)	350,000	419,779
Port Authority of Guam
Series A 5.00% 7/1/48	1,375,000	1,614,456
Port Authority of New York & New Jersey
5.00% 11/15/36 (AMT)	1,500,000	1,778,940
5.00% 10/15/42	2,500,000	2,992,625
Triborough Bridge & Tunnel Authority Revenue
(MTA Bridges and Tunnels) Series A 5.00% 11/15/41	2,000,000	2,354,940
Westchester County Industrial Development Agency
(Million Air Two General Aviation Facilities Project)
Series A 144A 7.00% 6/1/46 (AMT)#	1,100,000	1,237,049

		16,069,461

	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds – 6.94%
Buffalo Municipal Water Finance Authority Revenue
Series A 5.00% 7/1/30	250,000	$293,683
Series A 5.00% 7/1/31	250,000	292,873
Series A 5.00% 7/1/32	300,000	350,208
New York City Water & Sewer System Revenue
Series A 6.00% 6/15/21 (AGM)	2,750,000	2,946,597
Series EE 5.00% 6/15/40	2,500,000	3,047,600
(Second General Resolution) 5.00% 6/15/39	2,000,000	2,336,380
Western Nassau County Water Authority Revenue Series A 5.00% 4/1/35	300,000	349,200

		9,616,541

Total Municipal Bonds (cost $126,144,858)		136,242,979

Short-Term Investment – 0.58%
Variable Rate Demand Note – 0.58%¤
New York City Municipal Water Finance Authority Water & Sewer System Revenue Series A-2 1.57% 6/15/44 (SPA - Mizuho Corporate Bank)	800,000	800,000

Total Short-Term Investment (cost $800,000)		800,000

Total Value of Securities – 98.86% (cost $126,944,858)		$137,042,979

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2019, the aggregate value of Rule 144A securities was $2,307,356, which represents 1.66% of the Fund’s net assets. See Note 11 in “Notes to financial statements.”

¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of Dec. 31, 2019.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 11 in “Notes to financial statements.”

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

Schedules of investments

Delaware Tax-Free New York II Fund

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMBAC – Insured by AMBAC Assurance Corporation

AMT – Subject to Alternative Minimum Tax

NATL – Insured by National Public Finance Guarantee Corporation

SPA – Stand-by Purchase Agreement

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

Schedules of investments
Delaware Tax-Free Oregon Fund	December 31, 2019

	Principal amount°	Value (US $)

Municipal Bonds – 98.44%

Corporate Revenue Bond – 0.60%
Oregon State Business Development Commission Economic Development Revenue
(Red Rock Biofuels LLC Energy Project) 144A 6.50% 4/1/31 (AMT) #	300,000	$283,074

		283,074

Education Revenue Bonds – 8.05%
Oregon Health & Science University Revenue
Series A 4.00% 7/1/44	600,000	671,568
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project) Series A 144A
5.00% 6/15/49 #	500,000	527,730
Oregon State University General Revenue
Series A 5.00% 4/1/45	1,250,000	1,429,088
University of Oregon General Revenue
Series A 5.00% 4/1/45	1,000,000	1,146,480

		3,774,866

Electric Revenue Bond – 4.63%
Eugene Oregon Electric Utility System Revenue
5.00% 8/1/38	2,000,000	2,168,820

		2,168,820

Healthcare Revenue Bonds – 9.43%
Hospital Facilities Authority of Multnomah County,Oregon
(Mirabella At South Waterfront Project) Series A 5.40% 10/1/44	400,000	435,124
Medford Hospital Facilities Authority Revenue
(Asante Health System) 5.50% 8/15/28 (AGM)	1,000,000	1,024,940
Oregon State Facilities Authority Revenue
(Providence Health & Services) Series C 5.00% 10/1/45	1,650,000	1,864,583
Salem, Oregon Hospital Facility Authority Revenue
(Multi Model - Salem Health Project) Series A 4.00% 5/15/49	1,000,000	1,095,280

		4,419,927

Housing Revenue Bonds – 3.70%
Home Forward Multifamily Housing Revenue
(Gretchen Kafoury Commons) 5.00% 1/1/29	565,000	629,291
Oregon State Housing & Community Services Department Mortgage Revenue
(Single-Family Mortgage Program) Series A 4.00% 7/1/50	1,000,000	1,104,300

		1,733,591

Schedules of investments
Delaware Tax-Free Oregon Fund

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Local General Obligation Bonds – 33.39%
Central Oregon Community College
5.00% 6/15/30	500,000	$508,430
Clackamas County School District No. 12 North Clackamas
Series B 5.00% 6/15/37	2,000,000	2,430,360
Clackamas County School District No. 7J Lake Oswego
5.25% 6/1/21 (AGM)	1,000,000	1,058,810
Columbia County School District No. 502
5.00% 6/15/36	575,000	701,678
Linn County Community School District No. 9 Lebanon
5.50% 6/15/27 (NATL)	1,000,000	1,289,570
Marion County School District No. 103 Woodburn
5.00% 6/1/30	300,000	385,056
5.00% 6/15/35	1,000,000	1,170,800
Newport, Oregon
Series B 0.00% 6/1/29 (AGC) ^	1,225,000	1,008,199
Portland Oregon Community College District
5.00% 6/15/30	500,000	608,010
Portland Oregon Revenue
(Portland Building Project) Series B 5.00% 6/15/34	1,500,000	1,887,105
Redmond, Oregon
Series B-1 5.00% 6/1/38	1,000,000	1,235,050
Salem-Keizer School District No. 24J
5.00% 6/15/33	1,000,000	1,259,160
Washington & Multnomah Counties Oregon School District (No. 48J Beaverton)
5.00% 6/15/32	1,000,000	1,154,010
Washington County Oregon School District No. 15 Forest Grove
Series B 0.00% 6/15/23 ^	1,000,000	952,530

		15,648,768

Pre-Refunded Bonds – 11.53%
Multnomah County School District No. 3 Parkrose
Series A 5.00% 6/30/35-21 §	1,000,000	1,057,700
Ontario Oregon Hospital Facility Authority Revenue
(Trinity Health Credit Group) Series E 5.00% 12/1/37-20 §	500,000	517,440
Oregon Health & Science University Revenue
Series E 5.00% 7/1/32-22 §	1,500,000	1,643,940
Oregon State Facilities Authority Revenue
(Reed College Project) Series A 5.00% 7/1/29-20 §	1,000,000	1,019,630

	Principal amount°	Value (US $)

Municipal Bonds (continued)

Pre-Refunded Bonds (continued)
Umatilla County Oregon School District No. 16R Pendleton
Series A 5.00% 6/15/33-24 §	1,000,000	$1,167,020

		5,405,730

Special Tax Revenue Bonds – 8.14%
Oregon State Department Administrative Services Lottery Revenue
Series A 5.00% 4/1/35	1,500,000	1,745,175
Portland Oregon Revenue
(Central Eastside) Series B 5.25% 6/15/30	500,000	527,675
Puerto Rico Sales Tax Financing Revenue (Restructured)
Series A-1 4.75% 7/1/53	1,130,000	1,182,568
Series A-2 4.329% 7/1/40	125,000	127,028
Virgin Islands Public Finance Authority Revenue
(Virgin Islands Matching Fund Loan Note)
Series A 4.00% 10/1/22	135,000	132,551
Series A 5.00% 10/1/29	100,000	100,438

		3,815,435

State General Obligation Bond – 2.65%
Oregon State
(Article XI-Q State Projects) Series A 5.00% 5/1/44	1,000,000	1,241,470

		1,241,470

Transportation Revenue Bonds – 8.87%
Oregon State Department of Transportation Highway User Tax Revenue
(Subordinate Lien) Series A 5.00% 11/15/42	1,000,000	1,255,860
Port Authority of Guam Revenue
Series A 5.00% 7/1/48	375,000	440,306
Port of Portland Oregon Airport Revenue
5.00% 7/1/42 (AMT)	1,100,000	1,282,127
(Portland International Airport) 5.00% 7/1/31	1,000,000	1,177,230

		4,155,523

Water & Sewer Revenue Bonds – 7.45%
Hermiston, Oregon Water & Sewer System Revenue
5.00% 11/1/34 (AGM)	500,000	576,400
Portland, Oregon Water System Revenue
(First Lien) Series A 5.00% 5/1/34	500,000	524,125
Tigard, Oregon Water Revenue
5.00% 8/1/31	2,195,000	2,392,506

		3,493,031

Total Municipal Bonds (cost $43,004,281)		46,140,235

Schedules of investments

Delaware Tax-Free Oregon Fund

Total Value of Securities – 98.44%
(cost $43,004,281)	$46,140,235

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Dec. 31, 2019, the aggregate value of Rule 144A securities was $810,804, which represents 1.73% of the Fund’s net assets. See Note 11 in “Notes to financial statements.

§

Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded. See Note 11 in ”Notes to financial statements.“

°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.

^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.

Summary of abbreviations:

AGC – Insured by Assured Guaranty Corporation

AGM – Insured by Assured Guaranty Municipal Corporation

AMT – Subject to Alternative Minimum Tax

NATL – Insured by National Public Finance Guarantee Corporation

USD – US Dollar

See accompanying notes, which are an integral part of the financial statements.

This page intentionally left blank.

Statements of assets and liabilities

December 31, 2019

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund
Assets:
Investments, at value[1]	$546,423,063	$388,553,579	$43,139,298
Cash	569,632	159,146	—
Interest receivable	7,113,438	5,007,279	537,062
Receivable for securities sold	2,111,319	1,407,546	—
Receivable for fund shares sold	32,232	21,012	894
Receivable due from advisor	—	—	13,625
Other assets	23,750	18,696	2,021

Total assets	556,273,434	395,167,258	43,692,900

Liabilities:
Cash due to custodian	—	—	6,548
Payable for securities purchased	2,108,775	6,088,916	—
Distribution payable	334,313	147,674	14,863
Payable for fund shares redeemed	319,002	112,649	1,361
Investment management fees payable to affiliates	234,833	162,763	—
Distribution fees payable to affiliates	68,297	81,950	8,802
Audit and tax fees payable	48,135	48,135	47,695
Other accrued expenses	41,155	28,360	4,632
Legal fees payable to non-affiliates	17,929	14,763	3,160
Reports and statements to shareholders expenses payable to non-affiliates	19,753	23,150	2,876
Pricing fees payable	6,751	20,000	3,250
Accounting and administration expenses payable to non-affiliates	17,326	13,943	6,721
Trustees’ fees and expenses payable to affiliates	5,618	3,981	422
Dividend disbursing and transfer agent fees and expenses payable to affiliates	4,055	2,851	314
Accounting and administration expenses payable to affiliates	1,906	1,441	461
Legal fees payable to affiliates	867	613	65
Reports and statements to shareholders expenses payable to affiliates	264	186	21

Total liabilities	3,228,979	6,751,375	101,191

Total Net Assets	$553,044,455	$388,415,883	$43,591,709

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund
Net Assets Consist of:
Paid-in capital	$527,394,542	$363,017,969	$40,309,100
Total distributable earnings (loss)	25,649,913	25,397,914	3,282,609

Total Net Assets	$553,044,455	$388,415,883	$43,591,709

Net Asset Value
Class A:
Net assets	$533,583,942	$383,571,106	$42,204,910
Shares of beneficial interest outstanding, unlimited authorization, no par	56,955,787	22,969,578	3,285,489
Net asset value per share	$9.37	$16.70	$12.85
Sales charge	2.75%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$9.63	$17.49	$13.46

Institutional Class*:
Net assets	$19,450,487	$4,834,744	$1,376,771
Shares of beneficial interest outstanding, unlimited authorization, no par	2,075,436	289,041	107,428
Net asset value per share	$9.37	$16.73	$12.82

Class R6**:
Net assets	$10,026	$10,033	$10,028
Shares of beneficial interest outstanding, unlimited authorization, no par	1,071	602	782
Net asset value per share	$9.36	$16.67	$12.82
[1]Investments, at cost	$511,879,379	$364,662,202	$39,689,240

**On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.

***On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of assets and liabilities

	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Assets:
Investments, at value[1]	$41,136,803	$137,042,979	$46,140,235
Cash	368,486	5,338	319,118
Interest receivable	639,002	1,804,187	436,661
Receivable for fund shares sold	141	11,764	51,819
Receivable due from advisor	14,574	—	14,302
Prepaid legal fees to affiliates	—	—	3,864
Other assets	1,777	5,720	1,955

Total assets	42,160,783	138,869,988	46,967,954

Liabilities:
Payable for fund shares redeemed	195,736	32,570	261
Distribution payable	14,967	67,964	15,661
Audit and tax fees payable	47,695	47,695	47,695
Distribution fees payable to affiliates	8,492	29,135	9,250
Accounting and administration expenses payable to non-affiliates	6,726	8,711	6,809
Other accrued expenses	3,406	8,914	4,393
Legal fees payable to non-affiliates	3,018	5,951	3,192
Reports and statements to shareholders expenses payable to non-affiliates	2,871	9,948	3,072
Pricing fees payable	2,750	4,625	2,563
Accounting and administration expenses payable to affiliates	459	731	471
Trustees’ fees and expenses payable	441	1,424	469
Dividend disbursing and transfer agent fees and expenses payable to affiliates	309	1,013	341
Legal fees payable to affiliates	67	216	—
Reports and statements to shareholders expenses payable to affiliates	20	66	22
Investment management fees payable to affiliates	—	20,732	—

Total liabilities	286,957	239,695	94,199

Total Net Assets	$41,873,826	$138,630,293	$46,873,755

	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Net Assets Consist of:
Paid-in capital	$38,784,202	$130,114,468	$44,914,068
Total distributable earnings (loss)	3,089,624	8,515,825	1,959,687

Total Net Assets	$41,873,826	$138,630,293	$46,873,755

Net Asset Value
Class A:
Net assets	$39,479,224	$136,908,336	$43,910,597
Shares of beneficial interest outstanding, unlimited authorization, no par	3,063,975	9,545,306	3,272,646
Net asset value per share	$12.88	$14.34	$13.42
Sales charge	4.50%	4.50%	4.50%
Offering price per share, equal to net asset value per share / (1 – sales charge)	$13.49	$15.02	$14.05

Institutional Class*:
Net assets	$2,384,582	$1,711,931	$2,953,130
Shares of beneficial interest outstanding, unlimited authorization, no par	185,312	119,336	220,439
Net asset value per share	$12.87	$14.35	$13.40

Class R6**:
Net assets	$10,020	$10,026	$10,028
Shares of beneficial interest outstanding, unlimited authorization, no par	780	698	749
Net asset value per share	$12.85	$14.36	$13.39
[1]Investments, at cost	$38,157,763	$126,944,858	$43,004,281

**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.

***On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of operations

Year ended December 31, 2019

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund

Investment Income:
Interest	$23,602,748	$15,854,455	$1,818,044

Expenses:
Management fees	3,527,647	2,357,001	256,971
Distribution expenses — Class A	1,488,501	1,086,428	119,333
Dividend disbursing and transfer agent fees and expenses	356,749	295,080	33,459
Reports and statements to shareholders expenses	87,494	127,107	17,344
Registration fees	56,284	48,584	4,673
Trustees’ fees and expenses	55,213	38,550	4,564
Audit and tax fees	46,257	40,757	46,167
Accounting and administration expenses	30,340	24,079	10,608
Legal fees	30,321	28,192	13,620
Custodian fees	22,858	13,010	6,114
Other	34,270	77,588	19,200

	5,735,934	4,136,376	532,053
Less expenses waived	(223,160)	(32,062)	(53,033)
Less waived distribution expenses — Class A	(130,687)	—	—
Less expenses paid indirectly	(15,294)	(10,701)	(1,096)

Total operating expenses	5,366,793	4,093,613	477,924

Net Investment Income	18,235,955	11,760,842	1,340,120

Net Realized and Unrealized Gain:
Net realized gain on investments	5,544,925	9,130,389	1,135,610
Net change in unrealized appreciation (depreciation) of investments	13,227,788	10,191,966	1,382,396

Net Realized and Unrealized Gain	18,772,713	19,322,355	2,518,006

Net Increase in Net Assets Resulting from Operations	$37,008,668	$31,083,197	$3,858,126

See accompanying notes, which are an integral part of the financial statements.

	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund

Investment Income:
Interest	$1,697,707	$5,574,333	$1,762,666

Expenses:
Management fees	239,815	780,328	261,816
Distribution expenses — Class A	116,081	387,066	123,843
Audit and tax fees	46,146	46,167	46,167
Dividend disbursing and transfer agent fees and expenses	25,525	88,946	28,977
Reports and statements to shareholders expenses	14,796	28,802	14,747
Legal fees	12,779	23,973	13,597
Accounting and administration expenses	10,632	14,344	10,773
Custodian fees	4,339	12,839	6,146
Trustees’ fees and expenses	4,095	14,122	4,721
Registration fees	3,117	947	4,254
Other	17,744	30,401	14,570

	495,069	1,427,935	529,611
Less expenses waived	(52,323)	(71,317)	(52,681)
Less expenses paid indirectly	(1,164)	(3,439)	(971)

Total operating expenses	441,582	1,353,179	475,959

Net Investment Income	1,256,125	4,221,154	1,286,707

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	631,855	2,076,639	536,265
Futures contracts	—	—	(33,782)

Net realized gain	631,855	2,076,639	502,483

Net change in unrealized appreciation (depreciation) of:
Investments	1,254,303	4,971,653	1,113,624
Futures contracts	—	—	33,697

Net change in unrealized appreciation (depreciation)	1,254,303	4,971,653	1,147,321

Net Realized and Unrealized Gain	1,886,158	7,048,292	1,649,804

Net Increase in Net Assets Resulting from Operations	$3,142,283	$11,269,446	$2,936,511

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Exempt Income Fund

	Year ended
	12/31/19	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$18,235,955	$23,317,890
Net realized gain (loss)	5,544,925	(4,221,790)
Net change in unrealized appreciation (depreciation)	13,227,788	(18,291,753)

Net increase in net assets resulting from operations	37,008,668	804,347

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(16,666,273)	(21,049,533)
Class B*	(6,716)	(20,611)
Institutional Class**	(1,535,771)	(2,243,324)
Class R6***	(13,117)	(251,190)

	(18,221,877)	(23,564,658)

Capital Share Transactions:
Proceeds from shares sold:
Class A	25,373,973	48,032,960
Class B*	25,950	11,968
Institutional Class**	14,100,538	26,531,627
Class R6***	3,487,960	4,173,803

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	12,675,886	16,251,127
Class B*	5,466	16,468
Institutional Class**	1,348,494	2,013,866
Class R6***	221	244

	57,018,488	97,032,063

	Year ended
	12/31/19	12/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(98,963,617)	$(83,836,854)
Class B*	(671,509)	(211,000)
Institutional Class**	(60,854,029)	(18,007,896)
Class R6***	(7,257,540)	(4,290,502)

	(167,746,695)	(106,346,252)

Decrease in net assets derived from capital share transactions	(110,728,207)	(9,314,189)

Net Decrease in Net Assets	(91,941,416)	(32,074,500)

Net Assets:
Beginning of year	644,985,871	677,060,371

End of year	$553,044,455	$644,985,871

* All Class B shares were converted into Class A shares on June 14, 2019.

**On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.

***On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Exempt Opportunities Fund

	Year ended
	12/31/19	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$11,760,842	$8,911,267
Net realized gain (loss)	9,130,389	(1,512,390)
Net change in unrealized appreciation (depreciation)	10,191,966	(7,624,263)

Net increase (decrease) in net assets resulting from operations	31,083,197	(225,386)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(11,380,482)	(8,187,986)
Class B*	(13,281)	(27,210)
Institutional Class**	(450,179)	(544,102)
Class R6***	(55,324)	(86,593)

	(11,899,266)	(8,845,891)

Capital Share Transactions:
Proceeds from shares sold:
Class A	26,501,059	33,011,074
Class B*	700	35,396
Institutional Class**	5,875,001	6,480,269
Class R6***	7,247,252	7,644,506

Issued in merger (See Note 7):
Class A	—	166,724,729
Class B*	—	497,039
Institutional Class**	—	3,332,672
Class R6***	—	50,760

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	9,450,138	7,011,088
Class B*	10,449	19,798
Institutional Class**	412,017	497,878
Class R6***	1,419	283

	49,498,035	225,305,492

	Year ended
	12/31/19	12/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(94,320,441)	$(54,941,065)
Class B*	(1,479,329)	(544,246)
Institutional Class**	(23,712,240)	(3,493,401)
Class R6***	(14,821,534)	(8,547,350)

	(134,333,544)	(67,526,062)

Increase (decrease) in net assets derived from capital share transactions	(84,835,509)	157,779,430

Net Increase (Decrease) in Net Assets	(65,651,578)	148,708,153

Net Assets:
Beginning of year	454,067,461	305,359,308

End of year	$388,415,883	$454,067,461

* All Class B shares were converted into Class A shares on June 14, 2019.

**On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.

***On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free California II Fund

	Year ended
	12/31/19	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,340,120	$1,833,313
Net realized gain	1,135,610	183,223
Net change in unrealized appreciation (depreciation)	1,382,396	(1,893,346)

Net increase in net assets resulting from operations	3,858,126	123,190

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,199,236)	(1,590,258)
Institutional Class*	(148,897)	(249,485)
Class R6**	(220)	(222)

	(1,348,353)	(1,839,965)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,217,411	7,133,243
Institutional Class*	1,091,922	2,592,142
Class R6**	9,998	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	966,284	1,282,123
Institutional Class*	135,584	210,680
Class R6**	208	222

	7,421,407	11,218,410

	Year ended
	12/31/19	12/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(15,013,908)	$(12,043,777)
Institutional Class*	(7,624,995)	(2,213,259)
Class R6**	(6,958)	—

	(22,645,861)	(14,257,036)

Decrease in net assets derived from capital share transactions	(15,224,454)	(3,038,626)

Net Decrease in Net Assets	(12,714,681)	(4,755,401)

Net Assets:
Beginning of year	56,306,390	61,061,791

End of year	$43,591,709	$56,306,390

*	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
**	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New Jersey Fund

	Year ended
	12/31/19	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,256,125	$1,622,891
Net realized gain (loss)	631,855	(49,483)
Net change in unrealized appreciation (depreciation)	1,254,303	(1,484,264)

Net increase in net assets resulting from operations	3,142,283	89,144

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,172,604)	(1,529,278)
Class B*	(2,511)	(6,595)
Institutional Class**	(87,650)	(90,206)
Class R6***	(221)	(229)

	(1,262,986)	(1,626,308)

Capital Share Transactions:
Proceeds from shares sold:
Class A	2,087,168	2,393,083
Class B*	450	40,520
Institutional Class**	250,098	1,920,348
Class R6***	9,998	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	968,175	1,266,077
Class B*	2,266	6,168
Institutional Class**	84,709	84,009
Class R6***	210	229

	3,403,074	5,710,434

	Year ended
	12/31/19	12/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(9,204,894)	$(7,225,322)
Class B*	(267,038)	(86,460)
Institutional Class**	(1,338,992)	(794,779)
Class R6***	(6,909)	—

	(10,817,833)	(8,106,561)

Decrease in net assets derived from capital share transactions	(7,414,759)	(2,396,127)

Net Decrease in Net Assets	(5,535,462)	(3,933,291)

Net Assets:
Beginning of year	47,409,288	51,342,579

End of year	$41,873,826	$47,409,288

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free New York II Fund

	Year ended
	12/31/19	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$4,221,154	$5,473,245
Net realized gain (loss)	2,076,639	(736,997)
Net change in unrealized appreciation (depreciation)	4,971,653	(4,825,351)

Net increase (decrease) in net assets resulting from operations	11,269,446	(89,103)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(4,013,465)	(5,079,176)
Class B*	(10,756)	(29,849)
Institutional Class**	(205,704)	(371,606)
Class R6***	(224)	(227)

	(4,230,149)	(5,480,858)

Capital Share Transactions:
Proceeds from shares sold:
Class A	7,026,591	8,556,177
Class B*	350	5,651
Institutional Class**	782,169	2,950,070
Class R6***	10,002	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	3,119,679	3,990,865
Class B*	5,782	15,372
Institutional Class**	200,662	359,696
Class R6***	212	228

	11,145,447	15,878,059

	Year ended
	12/31/19	12/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(28,243,507)	$(19,401,886)
Class B*	(1,133,759)	(118,177)
Institutional Class**	(10,858,161)	(1,407,147)
Class R6***	(6,851)	—

	(40,242,278)	(20,927,210)

Decrease in net assets derived from capital share transactions	(29,096,831)	(5,049,151)

Net Decrease in Net Assets	(22,057,534)	(10,619,112)

Net Assets:
Beginning of year	160,687,827	171,306,939

End of year	$138,630,293	$160,687,827

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Tax-Free Oregon Fund

	Year ended
	12/31/19	12/31/18
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,286,707	$1,576,917
Net realized gain (loss)	502,483	(230,188)
Net change in unrealized appreciation (depreciation)	1,147,321	(1,358,182)

Net increase (decrease) in net assets resulting from operations	2,936,511	(11,453)

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(1,189,623)	(1,436,303)
Class B*	(5)	(47)
Institutional Class**	(113,411)	(141,015)
Class R6***	(206)	(195)

	(1,303,245)	(1,577,560)

Capital Share Transactions:
Proceeds from shares sold:
Class A	4,708,665	5,374,599
Class B*	160	2,520
Institutional Class**	2,569,510	2,140,165
Class R6***	9,999	—

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	994,922	1,179,520
Class B*	4	45
Institutional Class**	79,225	114,439
Class R6***	195	196

	8,362,680	8,811,484

	Year ended
	12/31/19	12/31/18
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(11,809,575)	$(8,764,777)
Class B*	(5,098)	(4,116)
Institutional Class**	(4,443,859)	(1,633,420)
Class R6***	(6,737)	—

	(16,265,269)	(10,402,313)

Decrease in net assets derived from capital share transactions	(7,902,589)	(1,590,829)

Net Decrease in Net Assets	(6,269,323)	(3,179,842)

Net Assets:
Beginning of year	53,143,078	56,322,920

End of year	$46,873,755	$53,143,078

*	All Class B shares were converted into Class A shares on June 14, 2019.
**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares. See Notes to Financial Statements.
***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares. See Notes to Financial Statements.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Tax-Exempt Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Class A shares of First Investors Tax Exempt Income Fund were reorganized into Class A shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Class A shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager and / or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$9.10	$9.42	$9.50	$9.87	$10.01

0.27	0.32	0.36	0.38	0.39
0.27	(0.31)	(0.07)	(0.36)	(0.14)

0.54	0.01	0.29	0.02	0.25

(0.27)	(0.33)	(0.37)	(0.39)	(0.39)

(0.27)	(0.33)	(0.37)	(0.39)	(0.39)

$9.37	$9.10	$9.42	$9.50	$9.87

6.04%	0.11%	3.05%	0.14%	2.53%

$533,584	$577,753	$617,860	$607,985	$627,297
0.89%	0.97%	0.96%	0.96%	0.95%
0.95%	1.02%	1.01%	1.00%	1.00%
2.95%	3.53%	3.78%	3.86%	3.95%
2.89%	3.48%	3.73%	3.82%	3.90%
39%	88%	34%	18%	11%

Financial highlights

Delaware Tax-Exempt Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Advisor Class shares of First Investors Tax Exempt Income Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Advisor Class shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$9.11	$9.42	$9.50	$9.86	$10.00

0.30	0.35	0.39	0.41	0.42
0.25	(0.31)	(0.08)	(0.36)	(0.15)

0.55	0.04	0.31	0.05	0.27

(0.29)	(0.35)	(0.39)	(0.41)	(0.41)

(0.29)	(0.35)	(0.39)	(0.41)	(0.41)

$9.37	$9.11	$9.42	$9.50	$9.86

6.13%	0.49%	3.27%	0.50%	2.80%

$19,450	$62,831	$54,245	$35,947	$29,094
0.69%	0.70%	0.66%	0.65%	0.64%

0.73%	0.75%	0.71%	0.69%	0.69%
3.21%	3.80%	4.07%	4.16%	4.26%

3.17%	3.75%	4.02%	4.12%	4.21%
39%	88%	34%	18%	11%

Financial highlights

Delaware Tax-Exempt Income Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Institutional Class shares of First Investors Tax Exempt Income Fund were reorganized into Class R6 shares of Delaware Tax-Exempt Income Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Income Fund Institutional Class shares.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$9.08	$9.39	$9.46	$9.88	$10.03

0.29	0.36	0.42	0.41	0.42
0.28	(0.31)	(0.10)	(0.42)	(0.16)

0.57	0.05	0.32	(0.01)	0.26

(0.29)	(0.36)	(0.39)	(0.41)	(0.41)

(0.29)	(0.36)	(0.39)	(0.41)	(0.41)

$9.36	$9.08	$9.39	$9.46	$9.88

6.38%	0.52%	3.40%	(0.13% )	2.69%

$10	$3,777	$4,120	$3,762	$7,124
0.62%	0.64%	0.64%	0.64%	0.63%

0.67%	0.69%	0.69%	0.68%	0.67%
3.21%	3.87%	4.38%	4.15%	4.25%
3.16%	3.82%	4.33%	4.11%	4.21%
39%	88%	34%	18%	11%

Financial highlights

Delaware Tax-Exempt Opportunities Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Class A shares of First Investors Tax Exempt Opportunities Fund were reorganized into Class A shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Class A shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflect a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$15.99	$16.55	$16.52	$17.04	$17.07

0.45	0.48	0.55	0.56	0.55
0.72	(0.56)	0.09	(0.53)	(0.03)

1.17	(0.08)	0.64	0.03	0.52

(0.46)	(0.48)	(0.61)	(0.55)	(0.55)

(0.46)	(0.48)	(0.61)	(0.55)	(0.55)

$16.70	$15.99	$16.55	$16.52	$17.04

7.36%	(0.44% )	3.91%	0.13%	3.08%

$383,571	$423,773	$280,412	$268,466	$265,258
0.97%	1.01%	1.00%	1.00%	0.99%
0.98%	1.01%	1.05%	1.05%	1.04%
2.74%	3.02%	3.32%	3.24%	3.23%
2.73%	3.02%	3.27%	3.19%	3.18%
60%	135%	69%	50%	59%

Financial highlights

Delaware Tax-Exempt Opportunities Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Advisor Class shares of First Investors Tax Exempt Opportunities Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Advisor Class shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$16.02	$16.58	$16.52	$17.04	$17.05

0.50	0.52	0.57	0.58	0.58
0.70	(0.56)	0.10	(0.53)	(0.03)
1.20	(0.04)	0.67	0.05	0.55

(0.49)	(0.52)	(0.61)	(0.57)	(0.56)
(0.49)	(0.52)	(0.61)	(0.57)	(0.56)

$16.73	$16.02	$16.58	$16.52	$17.04

7.58%	(0.18% )	4.09%	0.23%	3.31%

$4,835	$21,317	$15,017	$5,909	$4,165
0.69%	0.80%	0.84%	0.84%	0.81%
0.70%	0.80%	0.89%	0.89%	0.86%
3.05%	3.22%	3.43%	3.40%	3.41%
3.04%	3.22%	3.38%	3.35%	3.36%
60%	135%	69%	50%	59%

Financial highlights

Delaware Tax-Exempt Opportunities Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Institutional Class shares of First Investors Tax Exempt Opportunities Fund were reorganized into Class R6 shares of Delaware Tax-Exempt Opportunities Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Tax Exempt Opportunities Fund Institutional Class shares.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$ 15.98	$ 16.65	$ 16.60	$ 17.09	$ 17.11

0.49	0.54	0.48	0.61	0.59
0.70	(0.66)	0.20	(0.53)	(0.05)
1.19	(0.12)	0.68	0.08	0.54

(0.50)	(0.55)	(0.63)	(0.57)	(0.56)
(0.50)	(0.55)	(0.63)	(0.57)	(0.56)

$ 16.67	$ 15.98	$ 16.65	$ 16.60	$ 17.09

7.51%	(0.71% )	4.18%	0.41%	3.24%

$ 10	$ 7,555	$ 8,472	$ 6	$ 6
0.72%	0.66%	0.70%	0.69%	0.66%
0.72%	0.66%	0.75%	0.74%	0.71%
2.94%	3.35%	2.91%	3.55%	3.56%
2.94%	3.35%	2.86%	3.50%	3.51%
60%	135%	69%	50%	59%

Financial highlights

Delaware Tax-Free California II Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Class A shares of First Investors California Tax Exempt Fund were reorganized into Class A shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Class A shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$ 12.27	$ 12.63	$ 12.58	$ 13.02	$ 13.02

0.33	0.39	0.41	0.43	0.43
0.58	(0.36)	0.06	(0.43)	0.01

0.91	0.03	0.47	—	0.44

(0.33)	(0.39)	(0.42)	(0.44)	(0.44)

(0.33)	(0.39)	(0.42)	(0.44)	(0.44)

$ 12.85	$ 12.27	$ 12.63	$ 12.58	$ 13.02

7.52%	0.24%	3.78%	(0.06% )	3.46%

$42,205	$48,853	$53,998	$48,658	$48,610
0.98%	0.97%	0.96%	0.95%	0.97%
1.09%	1.00%	1.06%	1.05%	1.05%
2.63%	3.13%	3.25%	3.29%	3.36%
2.52%	3.10%	3.15%	3.19%	3.28%
40%	48%	19%	42%	76%

Financial highlights

Delaware Tax-Free California II Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Advisor Class shares of First Investors California Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Advisor Class shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

12/31/19 [1]	12/31/18	12/31/17	12/31/16	12/31/15

$ 12.25	$ 12.60	$ 12.55	$ 12.99	$ 13.00

0.37	0.42	0.45	0.47	0.47
0.57	(0.34)	0.06	(0.42)	0.01

0.94	0.08	0.51	0.05	0.48

(0.37)	(0.43)	(0.46)	(0.49)	(0.49)

(0.37)	(0.43)	(0.46)	(0.49)	(0.49)

$ 12.82	$ 12.25	$ 12.60	$ 12.55	$ 12.99

7.73%	0.65%	4.11%	0.28%	3.74%

$ 1,377	$ 7,447	$ 7,057	$ 5,851	$ 2,400
0.70%	0.64%	0.62%	0.62%	0.66%
0.74%	0.67%	0.72%	0.72%	0.75%
2.96%	3.45%	3.58%	3.61%	3.66%
2.92%	3.42%	3.48%	3.51%	3.57%
40%	48%	19%	42%	76%

Financial highlights

Delaware Tax-Free California II Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Institutional Class shares of First Investors California Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax-Exempt California II Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors California Tax Exempt Fund Institutional Class shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$12.25	$12.61	$12.55	$13.00	$13.04

0.37	0.42	0.45	0.47	0.46
0.58	(0.36)	0.07	(0.43)	(0.01)

0.94	0.06	0.52	0.04	0.45

(0.37)	(0.42)	(0.46)	(0.49)	(0.49)

(0.37)	(0.42)	(0.46)	(0.49)	(0.49)

$12.82	$12.25	$12.61	$12.55	$13.00

7.73%	0.55%	4.19%	0.20%	3.50%

$10	$7	$6	$6	$6
0.70%	0.65%	0.65%	0.62%	0.65%
0.86%	0.68%	0.75%	0.72%	0.73%
2.88%	3.44%	3.56%	3.62%	3.68%
2.72%	3.41%	3.46%	3.52%	3.60%
40%	48%	19%	42%	76%

Financial highlights

Delaware Tax-Free New Jersey Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Class A shares of First Investors New Jersey Tax Exempt Fund were reorganized into Class A shares of Delaware Tax-Free New Jersey Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Class A shares.

[2]	The average shares outstanding have been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$12.40	$12.78	$12.69	$13.04	$13.22

0.34	0.41	0.43	0.44	0.46
0.48	(0.38)	0.09	(0.35)	(0.18)

0.82	0.03	0.52	0.09	0.28

(0.34)	(0.41)	(0.43)	(0.44)	(0.46)

(0.34)	(0.41)	(0.43)	(0.44)	(0.46)

$12.88	$12.40	$12.78	$12.69	$13.04

6.68%	0.29%	4.13%	0.61%	2.16%

$39,479	$43,895	$48,917	$47,698	$46,060
0.96%	0.95%	0.94%	0.95%	0.96%
1.07%	0.98%	1.04%	1.05%	1.05%
2.67%	3.31%	3.35%	3.31%	3.52%
2.56%	3.28%	3.25%	3.21%	3.43%
47% [4]	20%	44%	25%	48%

Financial highlights

Delaware Tax-Free New Jersey Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Advisor Class shares of First Investors New Jersey Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax-Free New Jersey Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Advisor Class shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

[4]	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$12.38	$12.76	$12.68	$13.03	$13.20

0.37	0.44	0.46	0.47	0.50
0.49	(0.37)	0.08	(0.34)	(0.17)

0.86	0.07	0.54	0.13	0.33

(0.37)	(0.45)	(0.46)	(0.48)	(0.50)

(0.37)	(0.45)	(0.46)	(0.48)	(0.50)

$12.87	$12.38	$12.76	$12.68	$13.03

7.00%	0.56%	4.36%	0.93%	2.50%

$2,385	$3,251	$2,114	$1,289	$866
0.73%	0.68%	0.66%	0.64%	0.65%

0.82%	0.71%	0.76%	0.74%	0.74%
2.89%	3.57%	3.63%	3.62%	3.81%

2.80%	3.54%	3.53%	3.52%	3.72%
47% [4]	20%	44%	25%	48%

Financial highlights

Delaware Tax-Free New Jersey Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Institutional Class shares of First Investors New Jersey Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax-Free New Jersey Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New Jersey Tax Exempt Fund Institutional Class shares.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waivers not been in effect.

[4]	The Fund’s portfolio turnover rate increased substantially during the year ended Dec. 31, 2019 due to a change in the Fund’s portfolio managers and associated repositioning.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$12.36	$12.74	$12.66	$13.01	$13.23

0.36	0.44	0.46	0.47	0.48
0.51	(0.38)	0.08	(0.34)	(0.20)

0.87	0.06	0.54	0.13	0.28

(0.38)	(0.44)	(0.46)	(0.48)	(0.50)

(0.38)	(0.44)	(0.46)	(0.48)	(0.50)

$12.85	$12.36	$12.74	$12.66	$13.01

7.07%	0.55%	4.36%	0.97%	2.16%

$10	$7	$6	$6	$6
0.69%	0.67%	0.64%	0.64%	0.65%

0.85%	0.70%	0.75%	0.74%	0.74%
2.85%	3.58%	3.65%	3.62%	3.83%

2.69%	3.55%	3.54%	3.52%	3.74%
47% [4]	20%	44%	25%	48%

Financial highlights

Delaware Tax-Free New York II Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Class A shares of First Investors New York Tax Exempt Fund were reorganized into Class A shares of Delaware Tax–Free New York II Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Class A shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$13.72	$14.18	$14.22	$14.71	$14.84

0.39	0.46	0.49	0.53	0.53
0.62	(0.46)	(0.03)	(0.49)	(0.13)

1.01	—	0.46	0.04	0.40

(0.39)	(0.46)	(0.50)	(0.53)	(0.53)

(0.39)	(0.46)	(0.50)	(0.53)	(0.53)

$14.34	$13.72	$14.18	$14.22	$14.71

7.42%	0.00%	3.27%	0.22%	2.76%

$136,908	$148,451	$160,514	$152,145	$144,162
0.90%	0.91%	0.91%	0.92%	0.93%
0.95%	0.94%	1.01%	1.02%	1.01%
2.75%	3.29%	3.40%	3.59%	3.60%
2.70%	3.26%	3.30%	3.49%	3.52%
27%	47%	33%	19%	36%

Financial highlights

Delaware Tax-Free New York II Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Advisor Class shares of First Investors New York Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax–Free New York II Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Advisor Class shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$13.73	$14.19	$14.22	$14.70	$14.81

0.44	0.50	0.53	0.57	0.57
0.60	(0.46)	(0.03)	(0.49)	(0.12)

1.04	0.04	0.50	0.08	0.45

(0.42)	(0.50)	(0.53)	(0.56)	(0.56)

(0.42)	(0.50)	(0.53)	(0.56)	(0.56)

$14.35	$13.73	$14.19	$14.22	$14.70

7.68%	0.31%	3.58%	0.51%	3.13%

$1,712	$11,140	$9,559	$7,282	$6,304
0.64%	0.60%	0.61%	0.61%	0.62%
0.66%	0.63%	0.71%	0.71%	0.71%
3.09%	3.60%	3.70%	3.89%	3.90%
3.07%	3.57%	3.60%	3.79%	3.81%
27%	47%	33%	19%	36%

Financial highlights

Delaware Tax-Free New York II Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Institutional Class shares of First Investors New York Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax–Free New York II Fund . See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors New York Tax Exempt Fund Institutional Class shares.

[2]	The average shares outstanding method has been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15
$13.74	$14.20	$14.23	$14.72	$14.86

0.42	0.50	0.53	0.57	0.56
0.62	(0.46)	(0.02)	(0.50)	(0.14)

1.04	0.04	0.51	0.07	0.42

(0.42)	(0.50)	(0.54)	(0.56)	(0.56)
(0.42)	(0.50)	(0.54)	(0.56)	(0.56)

$14.36	$13.74	$14.20	$14.23	$14.72

7.68%	0.31%	3.59%	0.44%	2.92%

$10	$6	$6	$6	$6
0.64%	0.62%	0.64%	0.60%	0.61%
0.70%	0.65%	0.74%	0.70%	0.69%
2.96%	3.58%	3.68%	3.90%	3.92%
2.90%	3.55%	3.58%	3.80%	3.84%
27%	47%	33%	19%	36%

Financial highlights

Delaware Tax-Free Oregon Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Class A shares of First Investors Oregon Tax Exempt Fund were reorganized into Class A shares of Delaware Tax-Free Oregon Fund. See Notes to Financial Statements. The Class A shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Class A shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended
12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15
$13.01	$13.39	$13.33	$13.72	$13.83

0.33	0.37	0.40	0.42	0.43
0.42	(0.38)	0.09	(0.41)	(0.11)

0.75	(0.01)	0.49	0.01	0.32

(0.34)	(0.37)	(0.43)	(0.40)	(0.43)

(0.34)	(0.37)	(0.43)	(0.40)	(0.43)

$13.42	$13.01	$13.39	$13.33	$13.72

5.78%	(0.04% )	3.70%	0.03%	2.39%

$43,911	$48,527	$52,210	$51,480	$49,015
0.95%	0.96%	0.95%	0.95%	0.98%
1.05%	0.99%	1.05%	1.05%	1.06%
2.49%	2.84%	3.00%	3.08%	3.13%
2.39%	2.81%	2.90%	2.98%	3.05%
50%	49%	30%	34%	27%

Financial highlights

Delaware Tax-Free Oregon Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Advisor Class shares of First Investors Oregon Tax Exempt Fund were reorganized into Institutional Class shares of Delaware Tax-Free Oregon Fund. See Notes to Financial Statements. The Institutional Class shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Advisor Class shares.

[2]	The average shares outstanding have been applied for per share information.

[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15
$ 12.99	$ 13.36	$ 13.30	$ 13.69	$ 13.80

0.37	0.41	0.44	0.47	0.47
0.41	(0.37)	0.07	(0.40)	(0.11)

0.78	0.04	0.51	0.07	0.36

(0.37)	(0.41)	(0.45)	(0.46)	(0.47)

(0.37)	(0.41)	(0.45)	(0.46)	(0.47)

$13.40	$12.99	$13.36	$13.30	$13.69

6.03%	0.33%	3.91%	0.42%	2.69%

$2,953	$4,605	$4,100	$3,048	$2,315
0.70%	0.66%	0.64%	0.64%	0.67%
0.78%	0.69%	0.74%	0.74%	0.75%
2.76%	3.13%	3.30%	3.39%	3.44%
2.68%	3.10%	3.20%	3.29%	3.36%
50%	49%	30%	34%	27%

Financial highlights

Delaware Tax-Free Oregon Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets prior to fees waived
Portfolio turnover

[1]

On Oct. 4, 2019, Institutional Class shares of First Investors Oregon Tax Exempt Fund were reorganized into Class R6 shares of Delaware Tax-Free Oregon Fund. See Notes to Financial Statements. The Class R6 shares financial highlights for the periods prior to Oct. 4, 2019, reflect the performance of First Investors Oregon Tax Exempt Fund Institutional Class shares.

[2]	The average shares outstanding method has been applied for per share information.
[3]

Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total return during all of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

		Year ended

12/31/19[1]	12/31/18	12/31/17	12/31/16	12/31/15

$12.98	$13.36	$13.30	$13.71	$13.85

0.36	0.40	0.44	0.47	0.46
0.41	(0.38)	0.08	(0.41)	(0.12)

0.78	0.02	0.52	0.06	0.34

(0.37)	(0.40)	(0.46)	(0.47)	(0.48)

(0.37)	(0.40)	(0.46)	(0.47)	(0.48)

$13.39	$12.98	$13.36	$13.30	$13.71

6.05%	0.21%	3.95%	0.36%	2.48%

$10	$6	$6	$6	$6
0.69%	0.69%	0.68%	0.63%	0.66%
0.83%	0.72%	0.78%	0.73%	0.74%
2.73%	3.10%	3.27%	3.39%	3.45%
2.59%	3.07%	3.17%	3.29%	3.37%
50%	49%	30%	34%	27%

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds	December 31, 2019

Delaware Group® Limited-Term Government Funds (Trust) is organized as a Delaware statutory trust and offers seven series. These financial statements and the related notes pertain to Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund (each a Fund, or collectively, the Funds). Each Fund is an open-end investment company. The Funds are considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offer Class A, Institutional Class and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 4.50% for Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund and Delaware Tax-Free Oregon Fund; and 2.75% for Delaware Tax-Exempt Income Fund. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) instead of a front-end sales charge of 1.00%, if redeemed during the first year, and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Institutional Class and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers or other financial intermediaries.

Before each Fund commenced operations, on Oct. 4, 2019, all of the assets and liabilities of the corresponding fund identified as its respective Predecessor Fund (the “Predecessor Fund”) were transferred to the Fund in a tax-free reorganization as set forth in an agreement and plan of reorganization (each a Foresters Reorganization) between the Trust, on behalf of the Funds, and Foresters Investment Management Company, Inc., on behalf of the Predecessor Funds. As a result of each Foresters Reorganization, the applicable Fund assumed the performance and accounting history of its corresponding Predecessor Fund. Financial information included for the dates prior to the Foresters Reorganization is that of the Predecessor Funds.

Fund	Predecessor Fund
Delaware Tax-Exempt Income Fund	First Investors Tax Exempt Income Fund
Delaware Tax-Exempt Opportunities Fund	First Investors Tax Exempt Opportunities Fund
Delaware Tax-Free California II Fund	First Investors California Tax Exempt Fund
Delaware Tax-Free New Jersey Fund	First Investors New Jersey Tax Exempt Fund
Delaware Tax-Free New York II Fund	First Investors New York Tax Exempt Fund
Delaware Tax-Free Oregon Fund	First Investors Oregon Tax Exempt Fund

1. Significant Accounting Policies

Each Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Funds.

Security Valuation – Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees (the Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities are valued at fair value using methods approved by the Board.

Federal Income Taxes – No provision for federal income taxes has been made as each Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Each Fund evaluates tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed each Fund’s tax positions taken or expected to be taken on each Fund’s federal income tax returns through the year ended Dec. 31, 2019 and for all open tax years (years ended Dec. 31, 2016–Dec. 31, 2018), and has concluded that no provision for federal income tax is required in each Fund’s financial statements. If applicable, each Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other expenses” on the “Statements of operations.” During the year ended Dec. 31, 2019, the Funds did not incur any interest or tax penalties.

Class Accounting – Investment income and common expenses are allocated to the various classes of each Fund on the basis of “settled shares” of each class in relation to the net assets of each Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates – The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to a Fund are charged directly to that Fund. Other expenses common to various funds within the Delaware Funds® by Macquarie (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized using the effective interest method. Each Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. Each

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

1. Significant Accounting Policies (continued)

Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Each Fund receives earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. The expenses paid under this arrangement are included on the “Statements of operations” under “Custodian fees” with the corresponding expenses offset included under “Less expenses paid indirectly.” For the year ended Dec. 31, 2019, each Fund earned the following amounts under this arrangement:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund

$15,294	$10,701	$1,096	$1,164	$3,439	$971

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its respective investment management agreement, effective Oct. 7, 2019, each Fund pays Delaware Management Company (DMC), a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly, based on each Fund’s average daily net assets as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
On the first $500 million	0.50%	0.55%	0.55%	0.55%	0.55%	0.55%
On the next $500 million	0.475%	0.50%	0.50%	0.50%	0.50%	0.50%
On the next $1.5 billion	0.45%	0.45%	0.45%	0.45%	0.45%	0.45%
In excess of $2.5 billion	0.425%	0.425%	0.425%	0.425%	0.425%	0.425%

Prior to Oct. 7, 2019, each Fund paid Foresters Investment Management Company, Inc. (FIMCO), an annual fee which was calculated daily and paid monthly based, on each Fund’s average daily net assets as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
On the first $500 million	0.60%	0.55%	0.50%	0.50%	0.50%	0.50%
On the next $500 million	0.58%	0.53%	0.48%	0.48%	0.48%	0.48%
On the next $500 million	0.56%	0.51%	0.46%	0.46%	0.46%	0.46%
In excess $1.5 billion	0.54%	0.49%	0.44%	0.44%	0.44%	0.44%

DMC has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/ reimburse expenses (excluding any acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to not exceed the following percentages (see next page) of each Fund’s average daily net assets from Oct. 4, 2019 through Dec. 31, 2019.* These waivers and reimbursements may only be terminated by agreement of DMC and each Fund. The waivers and reimbursements are accrued daily and received monthly.

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Operating expense limitation as a percentage of average daily net assets Oct. 4, 2019 through Dec. 31, 2019 Class A	0.92%	0.95%	0.92%	0.90%	0.86%	0.91%
Operating expense limitation as a percentage of average daily net assets Oct. 4, 2019 through Dec. 31, 2019 Institutional Class	0.70%	0.66%	0.64%	0.68%	0.60%	0.66%
Operating expense limitation as a percentage of average daily net assets Oct. 4, 2019 through Dec. 31, 2019 Class R6	0.62%	0.65%	0.65%	0.66%	0.62%	0.67%

Prior to Oct. 4, 2019, FIMCO, had waived to limit the advisory fee to 0.55% of Delaware Tax-Exempt Income Fund’s daily net assets.

Effective Oct. 4, 2019, DMC may seek investment advice and recommendations from its affiliates: Macquarie Investment Management Europe Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Global Limited (together, the “Affiliated Sub-Advisors”). The Manager may also permit these Affiliated Sub-Advisors to execute Fund security trades on behalf of the Manager and exercise investment discretion for securities in certain markets where DMC believes it will be beneficial to utilize an Affiliated Sub-Advisor’s specialized market knowledge. Although the Affiliated Sub-Advisors serve as sub-advisors, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, pays each Affiliated Sub-Advisor a portion of its investment management fee.

Effective Oct. 4, 2019, Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $45 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative net asset value (NAV) basis. These amounts are included on the “Statements of operations”

under “Accounting and administration expenses.” For the period Oct. 7, 2019 through Dec. 31, 2019, each Fund was charged for these services as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$5,535	$4,209	$1,354	$1,359	$2,146	$1,389

Effective Oct. 4, 2019, DIFSC is also the transfer agent and dividend disbursing agent of the Funds. For these services, DIFSC’s fees are calculated daily and paid monthly based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.005% of the next $20 billion; and 0.0025% of average daily net assets in excess of $50 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. These amounts are included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.”

For the period the Oct. 4, 2019 through Dec. 31, 2019, each Fund was charged for these services as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$11,825	$8,360	$903	$917	$2,971	$995

Prior to Oct. 4, 2019, Foresters Investor Services, Inc. was the transfer agent of the Funds.

Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to each Fund. Sub-transfer agency fees are paid by each Fund and are also included on the “Statements of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Effective Oct. 4, 2019, pursuant to a distribution agreement and distribution plan, each Fund pays DDLP, the distributor and an affiliate of DMC, an annual 12b-1 fee of 0.25% of the average daily net assets of the Class A shares. DDLP has contracted to limit the Delaware Tax-Exempt Income Fund Class A shares’ 12b-1 fees to no more than 0.15% of average daily net assets from Oct. 4, 2019 through Dec. 31, 2019.* This waiver may be terminated only by agreement of DDLP and the Fund. The fees are calculated daily and paid monthly. From April 1, 2019 through Oct. 4, 2019, each Fund, was authorized to pay Foresters Financial Services, Inc. a fee up to 0.25%, of the average daily net assets of the Class A shares, on an annual basis, payable monthly. Prior to April 1, 2019, the fee was up to 0.30% of the average daily net assets of the Class A shares, on an annual basis, payable monthly. Institutional Class and Class R6 shares do not pay 12b-1 fees.

As provided in the investment management agreement, each Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal, tax, and regulatory reporting services to the Funds. These amounts are included on the

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates (continued)

“Statements of operations” under “Legal fees.” For the period Oct. 4, 2019 through Dec. 31, 2019, each Fund was charged for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$2,768	$1,959	$209	$215	$698	$230

For the year ended Dec. 31, 2019, DDLP earned commissions on sales of Class A shares for each Fund as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$3,982	$7,550	$801	$777	$3,268	$891

For the year ended Dec. 31, 2019, DDLP received gross CDSC commissions on redemptions of each Fund’s Class A and Class B shares, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares. The amounts received were as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Class A	$18,174	$3,521	$450	$546	$53	$227
Class B	171	—	—	—	158	—

Trustees’ fees include expenses accrued by each Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trusts. These officers and Trustees are paid no compensation by the Funds.

Cross trades for the year ended Dec. 31, 2019, were executed by each Fund pursuant to procedures adopted by the Boards designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/ trustees and/or common officers. At their regularly scheduled meetings, the Boards review such transactions for compliance with the procedures adopted by the Boards.

Pursuant to these procedures, for the year ended Dec. 31, 2019, the Funds engaged in the following Rule 17a-7 securities purchases and securities sales, which resulted in net realized gains (losses) as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Purchases	$10,973,980	$8,175,375	$893,936	$699,570	$1,996,668	$3,296,876
Sales	7,278,307	6,156,801	1,200,362	500,085	400,263	—
Net realized gain	24,664	47,361	—	—	—	—

* The aggregate contractual waiver period covering this report is from Oct. 4, 2019 through Oct. 31, 2021.

3. Investments

For the year ended Dec. 31, 2019, each Fund made purchases and sales of investment securities other than short-term investments as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Purchases	$235,953,463	$255,119,684	$19,997,486	$21,639,505	$40,292,699	$24,982,872
Sales	344,562,361	334,124,495	34,977,127	27,907,827	68,032,438	33,134,341

The tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders.

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

3. Investments (continued)

At Dec. 31, 2019, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes for each Fund were as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Cost of investments	$511,898,470	$364,670,499	$39,690,429	$38,157,498	$126,948,276	$43,004,261

Aggregate unrealized appreciation of investments	$35,249,299	$24,302,462	$3,460,894	$2,989,460	$10,112,074	$3,136,042
Aggregate unrealized depreciation of investments	(724,706)	(419,382)	(12,025)	(10,155)	(17,371)	(68)

Net unrealized appreciation of investments	$34,524,593	$23,883,080	$3,448,869	$2,979,305	$10,094,703	$3,135,974

US GAAP defines fair value as the price that each Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. Each Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below and on the next page.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including each Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. Each Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following tables summarize the valuation of each Fund’s investments by fair value hierarchy levels as of Dec. 31, 2019:

Delaware Tax-Exempt Income Fund

Level 2
Securities

Assets:
Municipal Bonds	$542,973,063
Short-Term Investments	3,450,000
Total Value of Securities	$546,423,063

Delaware Tax-Exempt Opportunities Fund

Level 2
Securities

Assets:
Municipal Bonds	$386,553,579
Short-Term Investments	2,000,000
Total Value of Securities	$388,553,579

Delaware Tax-Free California II Fund

Level 2
Securities

Assets:
Municipal Bonds	$42,739,298
Short-Term Investments	400,000
Total Value of Securities	$43,139,298

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

3. Investments (continued)

Delaware Tax-Free New Jersey Fund

Level 2
Securities

Assets:
Municipal Bonds	$40,836,803
Short-Term Investments	300,000
Total Value of Securities	$41,136,803

Delaware Tax-Free New York II Fund

Level 2
Securities

Assets:
Municipal Bonds	$136,242,979
Short-Term Investments	800,000
Total Value of Securities	$137,042,979

Delaware Tax-Free Oregon Fund

Level 2
Securities

Assets:
Municipal Bonds	$46,140,235

During the year ended Dec. 31, 2019, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to each Fund. Each Fund’s policy is to recognize transfers between levels based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when each Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to the Fund’s net assets. During the year ended Dec. 31, 2019, there were no Level 3 investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended Dec. 31, 2019 and 2018 was as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund

Year ended 12/31/19
Tax-exempt income	$18,112,325	$11,884,318	$1,345,745	$1,261,118	$4,183,434	$1,300,445
Ordinary income	109,552	14,948	2,608	1,868	46,715	2,800

Total	$18,221,877	$11,899,266	$1,348,353	$1,262,986	$4,230,149	$1,303,245

Year ended 12/31/18
Tax-exempt income	$23,435,158	$8,830,381	$1,838,684	$1,624,554	$5,469,837	$1,575,076
Ordinary income	129,500	15,510	1,281	1,754	11,021	2,484

Total	$23,564,658	$8,845,891	$1,839,965	$1,626,308	$5,480,858	$1,577,560

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

5. Components of Net Assets on a Tax Basis

As of Dec. 31, 2019, the components of net assets on a tax basis were as follows:

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Shares of beneficial interest	$527,394,542	$363,017,969	$40,309,100	$38,784,202	$130,114,468	$44,914,068
Undistributed tax-exempt income	2,272	—	—	—	—	—
Undistributed long-term capital gains	—	2,166,228	—	116,209	—	—
Distributions payable	—	(37,773)	(6,362)	(5,890)	(4,246)	(999)
Capital loss carryforwards	(8,876,952)	(613,621)	(159,898)	—	(1,574,632)	(1,175,288)
Unrealized appreciation of investments	34,524,593	23,883,080	3,448,869	2,979,305	10,094,703	3,135,974

Net assets	$553,044,455	$388,415,883	$43,591,709	$41,873,826	$138,630,293	$46,873,755

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At Dec. 31, 2019, the Funds utilized capital loss carryforwards as follows:

Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
$5,543,080	$6,859,581	$1,135,570	$515,573	$1,829,118	$462,279

At Dec. 31, 2019, capital loss carryforwards available to offset future realized capital gains, are as follows:

	Loss carryforward character

	Short-term	Long-term	Total
Delaware Tax-Exempt Income Fund	$8,876,952	$—	$8,876,952
Delaware Tax-Exempt Opportunities Fund	613,621	—	613,621
Delaware Tax-Free California II Fund	159,898	—	159,898
Delaware Tax-Free New York II Fund	1,574,632	—	1,574,632
Delaware Tax-Free Oregon Fund	595,323	579,965	1,175,288

6. Capital Shares

Transactions in capital shares were as follows:

	Delaware Tax-Exempt Income Fund		Delaware Tax-Exempt Opportunities Fund		Delaware Tax-Free California II Fund
	Year ended		Year ended		Year ended
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Shares sold:
Class A	2,740,063	5,255,338	1,606,775	2,058,441	409,286	576,925
Class B*	2,822	1,311	44	2,214	—	—
Institutional Class**	1,523,595	2,887,483	354,397	402,044	87,293	210,190
Class R6***	383,256	449,279	430,514	481,705	778	—
Shares issued upon reinvestment of dividends and distributions:
Class A	1,361,440	1,773,514	572,172	436,550	76,236	103,932
Class B*	595	1,804	645	1,238	—	—
Institutional Class**	145,128	219,848	25,020	30,961	10,768	17,124
Class R6***	24	26	86	18	16	18
Shares issued from merger (See Note 7):
Class A	—	—	—	10,480,263	—	—
Class B*	—	—	—	31,396	—	—
Institutional Class**	—	—	—	209,069	—	—
Class R6***				3,194

	6,156,923	10,588,603	2,989,653	14,137,093	584,377	908,189

Shares redeemed:
Class A	(10,618,496)	(9,152,264)	(5,707,770)	(3,424,055)	(1,181,185)	(974,712)
Class B*	(72,392)	(23,148)	(90,033)	(34,118)	—	—
Institutional Class**	(6,493,846)	(1,964,301)	(1,421,132)	(217,060)	(598,785)	(179,033)
Class R6***	(798,379)	(471,803)	(902,941)	(520,713)	(544)	—

	(17,983,113)	(11,611,516)	(8,121,876)	(4,195,946)	(1,780,514)	(1,153,745)

Net increase (decrease)	(11,826,190)	(1,022,913)	(5,132,223)	9,941,147	(1,196,137)	(245,556)

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

6. Capital Shares (continued)

	Delaware Tax-Free New Jersey Fund		Delaware Tax-Free New York II Fund		Delaware Tax-Free Oregon Fund
	Year ended		Year ended		Year ended
	12/31/19	12/31/18	12/31/19	12/31/18	12/31/19	12/31/18
Shares sold:
Class A	163,436	190,883	497,651	617,586	353,142	411,304
Class B*	36	3,264	25	409	12	195
Institutional Class**	19,824	154,499	55,769	213,722	193,094	164,867
Class R6***	775	—	694	—	744	—
Shares issued upon reinvestment of dividends and distributions:
Class A	75,880	101,712	220,071	289,367	74,692	90,430
Class B*	181	498	414	1,116	—	3
Institutional Class**	6,653	6,759	14,254	26,074	5,969	8,795
Class R6***	17	18	15	17	15	15

	266,802	457,633	788,893	1,148,291	627,668	675,609

Shares redeemed:
Class A	(716,086)	(579,354)	(1,990,555)	(1,407,926)	(884,411)	(672,995)
Class B*	(21,001)	(6,937)	(80,045)	(8,575)	(387)	(317)
Institutional Class**	(103,797)	(64,276)	(761,887)	(102,233)	(333,093)	(126,047)
Class R6***	(538)	—	(478)	—	(504)	—

	(841,422)	(650,567)	(2,832,965)	(1,518,734)	(1,218,395)	(799,359)

Net increase (decrease)	(574,620)	(192,934)	(2,044,072)	(370,443)	(590,727)	(123,750)

All Class B shares converted into Class A shares on June 14, 2019. These transactions are included as subscriptions and redemptions in the tables above and the “Statements of changes in net assets.” The share transactions associated with the conversion are as follows:

	Year ended 12/31/19
	Class B	Class A
	Shares	Shares	Value

Delaware Tax-Exempt Income Fund	69,771	69,396	$647,468
Delaware Tax-Exempt Opportunities Fund	78,081	77,704	1,285,996
Delaware Tax-Free New Jersey Fund	20,580	20,467	261,776
Delaware Tax-Free New York II Fund	74,148	74,044	1,052,171
Delaware Tax-Free Oregon Fund	89	89	1,185

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the tables on the previous page and the “Statements of changes in net assets.” Tax-Free New Jersey Fund did not have any exchange transactions. For the year ended Dec. 31, 2019, the Funds had the following exchange transactions:

	Year ended 12/31/19

	Exchange Redemptions	Exchange Subscriptions
		Institutional
	Class A	Class
	Shares	Shares	R6 Shares	Value
Delaware Tax-Exempt Income Fund	294,969	221,584	73,507	$2,746,043
Delaware Tax-Exempt Opportunities Fund	53,902	37,953	15,852	895,522
Delaware Tax-Free California II Fund	26,176	26,249	—	329,536
Delaware Tax-Free New York II Fund	14,242	2,192	12,056	203,431
Delaware Tax-Free Oregon Fund	24,337	23,834	552	319,219

*	All Class B shares were converted into Class A shares on June 14, 2019.

**	On Oct. 4, 2019, Advisor Class shares were reorganized into Institutional Class shares.

***	On Oct. 4, 2019, Institutional Class shares were reorganized into Class R6 shares.

7. Reorganization of Certain Single State Tax Exempt Funds into Tax Exempt Opportunities Fund

On Dec. 14, 2018, the Tax Exempt Opportunities Fund acquired all of the net assets of the First Investors Connecticut Tax Exempt Fund, First Investors Massachusetts Tax Exempt Fund, First Investors Michigan Tax Exempt Fund, First Investors Minnesota Tax Exempt Fund, First Investors North Carolina Tax Exempt Fund, First Investors Ohio Tax Exempt Fund, First Investors Pennsylvania Tax Exempt Fund and First Investors Virginia Tax Exempt Fund, (collectively, “Single State Tax Exempt Funds”), each a series of the Trust, in connection with a tax-free reorganization that was approved by the Forester’s Board of Trustees.

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

7. Reorganization of Certain Single State Tax Exempt Funds into Tax Exempt Opportunities Fund (continued)

The following table shows the number of shares issued by Tax Exempt Opportunities Fund:

		Tax Opportunities Shares Issued
Fund	Class A	Class B	Advisor Class	Institutional Class
First Investors Connecticut	1,424,664	7,143	—	399
First Investors Massachusetts	1,165,372	9,311	26,494	399
First Investors Michigan	976,905	357	52,047	401
First Investors Minnesota	810,950	996	1,511	397
First Investors North Carolina	1,104,965	1,415	90,453	395
First Investors Ohio	986,316	1,332	6,636	398
First Investors Pennsylvania	2,009,991	4,906	28,947	404
First Investors Virginia	2,001,100	5,936	2,981	401
Totals	10,480,263	31,396	209,069	3,194

In return, Tax Exempt Opportunities Fund received the following net assets of each Single State Tax Exempt Fund, (which included the indicated amounts of net unrealized appreciation and accumulated net realized losses):

		Including
Fund	Acquired Net Assets	Net Unrealized Appreciation	Net Accumulated Realized Losses
First Investors Connecticut	$ 22,783,609	$ 406,156	$ (537,092)
First Investors Massachusetts	19,115,349	800,109	(670,177)
First Investors Michigan	16,382,708	472,038	(68,200)
First Investors Minnesota	12,947,116	375,941	(284,275)
First Investors North Carolina	19,048,832	236,459	(621,033)
First Investors Ohio	15,823,973	418,932	(297,640)
First Investors Pennsylvania	32,521,360	973,328	(35,792)
First Investors Virginia	31,982,253	879,959	(1,231,242)
Totals	$170,605,200	$4,562,922	$(3,745,451)

The Tax Exempt Opportunities Fund shares were issued at their current net asset values as of the date of the reorganization. The net assets of the Tax Exempt Opportunities Fund immediately before the acquisition was $281,952,780 consisting of $255,443,317 Class A, $18,127,789 Advisor Class, $915,566 Class B and $7,466,008 Institutional Class.

8. Line of Credit

On Nov. 4, 2019, each Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $250,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the agreement expires on Nov. 2, 2020.

The Funds had no amounts outstanding as of Dec. 31, 2019, or at any time during the period then ended.

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

9. Derivatives

US GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures contracts in the normal course of pursuing its investment objective. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges US government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. No futures contracts were outstanding at Dec. 31, 2019. During the year ended Dec. 31, 2019, Delaware Tax-Free Oregon Fund experienced net realized and unrealized gains or losses attributable to futures contracts, which are disclosed on the “Statements of operations.”

During the year ended Dec. 31, 2019, Delaware Tax-Free Oregon Fund used futures contracts to hedge against changes in interest rates and enhance potential return.

The table below summarizes the quarterly average balance of derivative holdings by Delaware Tax-Free Oregon Fund during the year ended Dec. 31, 2019:

	Asset Derivative Volume		Liability Derivative Volume
Futures contracts (average notional value)	USD	$—	USD	$146,000

10. Securities Lending

Each Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day, the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by each fund of the Trust is generally invested in a series of individual separate accounts, each corresponding to a fund. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; and asset-backed securities. A fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

Each Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of each Fund’s cash collateral account may be less than the amount each Fund would be required to return to the borrowers of the securities and each Fund would be required to make up for this shortfall.

During the year ended Dec. 31, 2019, each Fund had no securities out on loan.

11. Credit and Market Risks

When interest rates rise, fixed income securities (i.e. debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

11. Credit and Market Risks (continued)

The risk that potential changes related to the use of the London interbank offered rate (LIBOR) could have adverse impacts on financial instruments which reference LIBOR. The potential abandonment of LIBOR could affect the value and liquidity of instruments which reference LIBOR.

The Funds concentrate their investments in securities issued by each corresponding state’s municipalities. The Funds invest primarily in a specific state and may be subject to geographic concentration risk. In addition, the Funds have the flexibility to invest in issuers in US territories and possessions such as the Commonwealth of Puerto Rico, the US Virgin Islands, and Guam whose bonds are also free of federal and individual state income taxes. The value of the Funds’ investments may be adversely affected by new legislation within the states or US territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At Dec. 31, 2019, the percentages of each Fund’s net assets insured by bond insurers are listed below and these securities have been identified on the “Schedules of investments.”

	Delaware Tax-Exempt Income Fund	Delaware Tax-Exempt Opportunities Fund	Delaware Tax-Free California II Fund	Delaware Tax-Free New Jersey Fund	Delaware Tax-Free New York II Fund	Delaware Tax-Free Oregon Fund
Assured Guaranty Corporation	0.96%	0.56%	—	—	1.91%	2.15%
Assured Guaranty Municipal Corporation	9.16%	5.31%	3.43%	13.38%	6.37%	5.68%
AMBAC Assurance Corporation	—	0.35%	—	—	2.32%	—
Build America Mutual Assurance	—	0.30%	—	3.97%	—	—
National Public Finance Guarantee Corporation	8.02%	0.46%	0.44%	9.83%	0.77%	2.75%
	18.14%	6.98%	3.87%	27.18%	11.37%	10.58%

Each Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s Financial Services LLC (S&P), lower than Baa3 by Moody’s Investors Service, Inc. (Moody’s), or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

Each Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction, or through a combination of such approaches. Each Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

Each Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” “Advance refunded bonds” are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities, which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the

Notes to financial statements

Delaware Funds® by Macquarie tax-exempt funds

11. Credit and Market Risks (continued)

refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s, S&P, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

Each Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair each Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of each Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to each Fund’s 15% limit on investments in illiquid securities. Rule 144A securities have been identified on the “Schedules of investments.”

12. Contractual Obligations

Each Fund enters into contracts in the normal course of business that contain a variety of indemnifications. Each Fund’s maximum exposure under these arrangements is unknown. However, each Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

13. Recent Accounting Pronouncements

In March 2017, the FASB issued an Accounting Standards Update (ASU), ASU 2017-08,

Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities which amends the amortization period for certain callable debt securities purchased at a premium, shortening such period to the earliest call date. The ASU 2017-08 does not require any accounting change for debt securities held at a discount; the discount continues to be amortized to maturity. The ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2018. Management has implemented the ASU 2017-08 and determined that the impact of this guidance to the Fund’s net assets at the end of the year is not material.

In August 2018, the FASB issued an ASU 2018-13, which changes certain fair value measurement disclosure requirements. The ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after Dec. 15, 2019. At this time, management is evaluating the implications of these changes on the financial statements.

14. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Dec. 31, 2019, that would require recognition or disclosure in the Funds’ financial statements.

Report of independent

registered public accounting firm

To the Board of Trustees of Delaware Group® Limited-Term Government Funds and Shareholders of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund (six of the funds constituting the Delaware Group® Limited-Term Government Funds, hereafter collectively referred to as the “Funds”) as of December 31, 2019, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position each of the Funds as of December 31, 2019, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

The financial statements of First Investors Tax Exempt Income Fund, First Investors Tax Exempt Opportunities Fund, First Investors California Tax Exempt Fund, First Investors New Jersey Tax Exempt Fund, First Investors New York Tax Exempt Fund, and First Investors Oregon Tax Exempt Fund (subsequent to reorganization, known as Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund, respectively) as of and for the year ended December 31, 2018 and the financial highlights for each of the periods ended on or prior to December 31, 2018 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated February 26, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.

Report of independent

registered public accounting firm

Our procedures included confirmation of securities owned as of December 31, 2019 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania

February 28, 2020

We have served as the auditor of one or more investment companies in Delaware Funds® by Macquarie since 2010.

Other Fund information (Unaudited)

Delaware Funds® by Macquarie tax-exempt funds

Tax Information

The information set forth below is for the Funds’ fiscal year as required by federal income tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Funds. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

All disclosures are based on financial information available as of the date of this annual report and, accordingly are subject to change. For any and all items requiring reporting, it is the intention of each Fund to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended Dec. 31, 2019, each Fund reports distributions paid during the year as follows:

	(A)	(B)
	Ordinary Income	Tax-Exempt Income
	Distributions	Distributions	Total Distributions
	(Tax Basis)	(Tax Basis)	(Tax Basis)
Delaware Tax-Exempt Income Fund	0.60%	99.40%	100.00%
Delaware Tax-Exempt Opportunities Fund	0.13%	99.87%	100.00%
Delaware Tax-Free California II Fund	0.19%	99.81%	100.00%
Delaware Tax-Free New Jersey Fund	0.15%	99.85%	100.00%
Delaware Tax-Free New York II Fund	1.10%	98.90%	100.00%
Delaware Tax-Free Oregon Fund	0.21%	99.79%	100.00%

(A) and (B) are based on a percentage of each Fund’s total distributions.

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Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustee
Shawn K. Lytle[1]	President,	President and
2005 Market Street	Chief Executive Officer,	Chief Executive Officer
Philadelphia, PA 19103	and Trustee	since August 2015
February 1970
Trustee since
September 2015

Independent Trustees
Thomas L. Bennett	Chair and Trustee	Trustee since
2005 Market Street		March 2005
Philadelphia, PA 19103
October 1947		Chair since
March 2015
Jerome D. Abernathy	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
July 1959
Ann D. Borowiec	Trustee	Since March 2015
2005 Market Street
Philadelphia, PA 19103
November 1958

[1]	Shawn K. Lytle is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

President — Macquarie	95	Trustee — UBS
Investment Management[2]		Relationship Funds,
(June 2015–Present)		SMA Relationship
Trust, and UBS Funds
Regional Head of		(May 2010–April 2015)
Americas — UBS Global
Asset Management
(April 2010–May 2015)

Private Investor	95	None
(March 2004–Present)

Managing Member,	95	None
Stonebrook Capital
Management, LLC (financial
technology: macro factors
and databases)
(January 1993–Present)
Chief Executive Officer,	95	Director —
Private Wealth Management		Banco Santander International
(2011–2013) and		(October 2016–
Market Manager,		December 2019)
New Jersey Private
Bank (2005–2011) —		Director —
J.P. Morgan Chase & Co.		Santander Bank, N.A.
(December 2016–
December 2019)

[2]

Macquarie Investment Management is the marketing name for Macquarie Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Joseph W. Chow	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
January 1953
John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	95	Director and Audit Committee
(April 2011–Present)		Member — Hercules
Technology Growth
Capital, Inc.
(July 2004–July 2014)
President —	95	Director; Compensation
Drexel University		Committee and
(August 2010–Present)		Governance Committee
Member — Community
President —		Health Systems
Franklin & Marshall College		(May 2004–Present)
(July 2002–June 2010)
Director — Drexel
Morgan & Co.
(2015–Present)

Director and Audit Committee
Member — vTv
Therapeutics Inc.
(2017–Present)

Director and Audit Committee
Member — FS Credit Real
Estate Income Trust, Inc.
(2018–Present)

Director — Federal Reserve
Bank of Philadelphia
(January 2020–Present)
Private Investor	95	None
(2004–Present)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Frances A. Sevilla-Sacasa	Trustee	Since September 2011
2005 Market Street
Philadelphia, PA 19103
January 1956
Thomas K. Whitford	Trustee	Since January 2013
2005 Market Street
Philadelphia, PA 19103
March 1956

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Private Investor	95	Trust Manager and
(January 2017–Present)		Audit Committee
Chair — Camden
Chief Executive Officer —		Property Trust
Banco Itaú		(August 2011–Present)
International
(April 2012–December 2016)		Director; Strategic
Planning and Reserves
Executive Advisor to Dean		Committee and Nominating
(August 2011–March 2012)		and Governance
and Interim Dean		Committee Member —
(January 2011–July 2011) —		Callon Petroleum Company
University of Miami School of		(December 2019–Present)
Business Administration
Director; Audit
President — U.S. Trust,		Committee Member —
Bank of America Private		Carrizo Oil & Gas, Inc.
Wealth Management		(March 2018–December 2019)
(Private Banking)
(July 2007–December 2008)
Vice Chairman	95	Director — HSBC North
(2010–April 2013) —		America Holdings Inc.
PNC Financial		(December 2013–Present)
Services Group
Director — HSBC USA Inc.
(July 2014–Present)

Director —
HSBC Bank USA,
National Association
(July 2014–March 2017)

Director — HSBC
Finance Corporation
(December 2013–April 2018)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)
Christianna Wood	Trustee	Since January 2019
2005 Market Street
Philadelphia, PA 19103
August 1959

Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer

Chief Executive Officer	95	Director; Finance Committee
and President —		and Audit Committee
Gore Creek		Member — H&R
Capital, Ltd.		Block Corporation
(August 2009–Present)		(July 2008–Present)

Director; Chair of Investments
Committee and Audit
Committee Member —
Grange Insurance
(2013–Present)

Trustee; Chair of
Nominating and Governance
Committee and Audit
Committee Member —
The Merger Fund
(2013–Present),
The Merger Fund VL
(2013-Present),
WCM Alternatives:
Event-Driven Fund
(2013–Present),
and WCM Alternatives:
Credit Event Fund
(December 2017–Present)

Director; Chair of
Governance Committee
and Audit Committee
Member — International
Securities Exchange
(2010–2016)

Board of trustees / directors and officers addendum

Delaware Funds® by Macquarie

Name, Address, and Birth Date	Position(s) Held with Fund(s)	Length of Time Served

Independent Trustees (continued)
Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

Officers
David F. Connor	Senior Vice President,	Senior Vice President since
2005 Market Street	General Counsel,	May 2013; General
Philadelphia, PA 19103	and Secretary	Counsel since May 2015;
December 1963		Secretary since
October 2005

Daniel V. Geatens	Vice President	Vice President and
2005 Market Street	and Treasurer	Treasurer since October 2007
Philadelphia, PA 19103
October 1972

Richard Salus	Senior Vice President	Senior Vice President and
2005 Market Street	and Chief Financial Officer	Chief Financial Officer
Philadelphia, PA 19103		since November 2006
October 1963

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 423-4026.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During the Past Five Years	by Trustee or Officer	Held by Trustee or Officer

Vice President and Treasurer	95	Director; Personnel and
(January 2006–July 2012),		Compensation Committee
Vice President —		Chair; Member of Nominating,
Mergers & Acquisitions		Investments, and Audit
(January 2003–January 2006),		Committees for various
and Vice President		periods throughout
and Treasurer		directorship —
(July 1995–January 2003) —		Okabena Company
3M Company		(2009–2017)

David F. Connor has served	95	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Daniel V. Geatens has served	95	None[3]
in various capacities at
different times at
Macquarie Investment
Management.

Richard Salus has served	95	None
in various capacities
at different times at
Macquarie Investment
Management.

[3]

David F. Connor and Daniel V. Geatens serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. Geatens also serves as the Chief Financial Officer of the Optimum Fund Trust and he is the Chief Financial Officer and Treasurer for Macquarie Global Infrastructure Total Return Fund Inc.

About the organization

Board of trustees

Shawn K. Lytle	Ann D. Borowiec	Lucinda S. Landreth	Thomas K. Whitford
President and	Former Chief Executive	Former Chief Investment	Former Vice Chairman
Chief Executive Officer Delaware Funds ® by Macquarie Philadelphia, PA	Officer Private Wealth Management J.P. Morgan Chase & Co. New York, NY	Officer Assurant, Inc. New York, NY	PNC Financial Services Group Pittsburgh, PA Christianna Wood
		Frances A.	Chief Executive Officer
Thomas L. Bennett	Joseph W. Chow	Sevilla-Sacasa	and President
Chairman of the Board	Former Executive Vice	Former Chief Executive	Gore Creek Capital, Ltd.
Delaware Funds	President	Officer	Golden, CO
by Macquarie	State Street Corporation	Banco Itaú International	Janet L. Yeomans
Private Investor	Boston, MA	Miami, FL	Former Vice President and
Rosemont, PA	John A. Fry		Treasurer
Jerome D. Abernathy	President		3M Company
Managing Member	Drexel University		St. Paul, MN
Stonebrook Capital	Philadelphia, PA
Management, LLC
Jersey City, NJ

Affiliated officers

David F. Connor	Daniel V. Geatens	Richard Salus
Senior Vice President,	Vice President and	Senior Vice President and
General Counsel,	Treasurer	Chief Financial Officer
and Secretary	Delaware Funds	Delaware Funds
Delaware Funds	by Macquarie	by Macquarie
by Macquarie	Philadelphia, PA	Philadelphia, PA
Philadelphia, PA

This annual report is for the information of Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT (available for filings after March 31, 2019). Each Fund’s Forms N-Q or Forms N-PORT, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities, are available without charge (i) upon request, by calling 800 423-4026; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Funds use to determine how to vote proxies (if any) relating to portfolio securities and the Schedules of Investments included in the Funds’ most recent Form N-Q or Form N-PORT are available without charge on the Funds’ website at delawarefunds.com/literature. Each Fund’s Forms N-Q and Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Funds’ website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2. Code of Ethics

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on the Delaware Funds® by Macquarie Internet Web site at www.delawarefunds.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this Web site within five business days of such amendment or waiver and will remain on the Web site for at least 12 months.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees has determined that certain members of the registrant’s Audit Committee are audit committee financial experts, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

a. An understanding of generally accepted accounting principles and financial statements;

b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

d. An understanding of internal controls and procedures for financial reporting; and

e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

d. Other relevant experience.

The registrant’s Board of Trustees has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

Jerome D. Abernathy
John A. Fry
Thomas K. Whitford, Chair
Christianna Wood

Item 4. Principal Accountant Fees and Services

(a) Audit fees.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $360,490 for the fiscal year ended December 31, 2019.

The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $46,880 for the fiscal year ended December 31, 2018.

(b) Audit-related fees.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2019.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $909,000 for the registrant’s fiscal year ended December 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2018.

The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $640,000 for the registrant’s fiscal year ended December 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: year-end audit procedures; group reporting and subsidiary statutory audits.

(c) Tax fees.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $38,080 for the fiscal year ended December 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,738 for the fiscal year ended December 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns and review of annual excise distribution calculations.

The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(d) All other fees.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2019.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2019. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended December 31, 2018.

The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended December 31, 2018. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

(e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Funds® by Macquarie.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $40,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $4,687,000 and $11,748,000 for the registrant’s fiscal years ended December 31, 2019 and December 31, 2018, respectively.

(h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a) (1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® LIMITED-TERM GOVERNMENT FUNDS

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 5, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	March 5, 2020

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	March 5, 2020